                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Bond Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Bond Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
BONDS - 94.8%
ASSET BACKED & SECURITIZED - 10.3%
ARCap REIT, Inc., "G", 6.099%, 2045 (n)                                                          $    350,000        $    240,436
Asset Securitization Corp., FRN, 8.145%, 2029                                                         775,000             821,777
Banc of America Commercial Mortgage, Inc., FRN, 5.964%, 2045                                          680,000             684,849
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.305%, 2040 (z)                                470,000             469,998
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                         768,716             761,029
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                     660,000             644,002
Commercial Mortgage Acceptance Corp., FRN, 1.104%, 2030 (i)                                         7,087,609             139,730
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                               44,238              43,875
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                            1,030,000             995,948
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                               232,693             232,693
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                19,961              19,925
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                        625,000             629,559
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                             440,000             390,638
Falcon Franchise Loan LLC, FRN, 3.981%, 2025 (i)(z)                                                 2,441,908             315,812
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   607,000             653,943
GE Commercial Mortgage Corp., FRN, 5.518%, 2044                                                       440,000             430,594
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                       800,000             793,930
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)                                      825,000             874,408
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                              589,156             580,529
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2016                                         350,000             355,469
IKON Receivables Funding LLC, 3.27%, 2011                                                              70,319              70,271
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                     820,000             795,291
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.506%, 2042 (n)                            765,072             685,216
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043                              1,168,381           1,130,037
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                681,261             685,517
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                880,000             852,712
KKR Financial CLO Ltd., "C", CDO, FRN, 6.82%, 2021 (n)                                                505,395             451,823
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.028%, 2030 (i)                            4,612,896             109,598
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                           283,360             286,171
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)                                           20,574,539             192,613
Mortgage Capital Funding, Inc., FRN, 0.759%, 2031 (i)                                               5,505,389              14,653
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                      200,139             198,882
Prudential Securities Secured Financing Corp., FRN, 7.385%, 2013 (z)                                  567,000             608,047
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                            451,803             426,746
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                            551,473             529,076
Wachovia Bank Commercial Mortgage Trust, FRN, 5.274%, 2044                                            391,000             381,297
Wachovia Bank Commercial Mortgage Trust, FRN, 5.194%, 2044                                            600,000             587,987
Wachovia Bank Commercial Mortgage Trust, FRN, 6.163%, 2045                                            680,000             692,815
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                            700,000             689,936
                                                                                                                     ------------
                                                                                                                     $ 19,467,832
                                                                                                                     ------------
AUTOMOTIVE - 0.8%
Ford Motor Credit Co. LLC, 9.75%, 2010                                                           $    530,000        $    540,699
Johnson Controls, Inc., 5.5%, 2016                                                                  1,050,000           1,034,149
                                                                                                                     ------------
                                                                                                                     $  1,574,848
                                                                                                                     ------------
BROADCASTING - 1.6%
CBS Corp., 6.625%, 2011                                                                          $    933,000        $    968,054
Clear Channel Communications, Inc., 7.65%, 2010                                                       671,000             664,925
Clear Channel Communications, Inc., 6.25%, 2011                                                       480,000             440,004
News America Holdings, 8.5%, 2025                                                                     770,000             905,756
                                                                                                                     ------------
                                                                                                                     $  2,978,739
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.1%
Bear Stearns Cos., Inc., 5.85%, 2010                                                             $  1,050,000        $  1,056,836
Goldman Sachs Group, Inc., 5.625%, 2017                                                             1,059,000           1,027,494
INVESCO PLC, 4.5%, 2009                                                                             1,097,000           1,091,196
Lehman Brothers Holdings, Inc., 6.2%, 2014                                                            260,000             261,030
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                            480,000             486,450
Merrill Lynch & Co., Inc., 6.05%, 2016                                                                979,000             977,621
Morgan Stanley, 5.75%, 2016                                                                           906,000             893,744
                                                                                                                     ------------
                                                                                                                     $  5,794,371
                                                                                                                     ------------
BUILDING - 0.8%
American Standard Cos., Inc., 7.375%, 2008                                                       $  1,150,000        $  1,155,457
American Standard Cos., Inc., 7.625%, 2010                                                            302,000             319,578
                                                                                                                     ------------
                                                                                                                     $  1,475,035
                                                                                                                     ------------
BUSINESS SERVICES - 0.7%
Xerox Corp., 6.4%, 2016                                                                          $  1,020,000        $  1,032,616
Xerox Corp., 6.75%, 2017                                                                              195,000             199,592
                                                                                                                     ------------
                                                                                                                     $  1,232,208
                                                                                                                     ------------
CABLE TV - 1.3%
Comcast Corp., 6.45%, 2037                                                                       $    720,000        $    710,806
Cox Communications, Inc., 4.625%, 2013                                                                994,000             937,615
TCI Communications, Inc., 9.8%, 2012                                                                  439,000             508,121
Time Warner Entertainment Co. LP, 8.375%, 2033                                                        266,000             311,915
                                                                                                                     ------------
                                                                                                                     $  2,468,457
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.3%
Seagate Technology HDD Holdings, 6.375%, 2011                                                    $    610,000        $    599,325
                                                                                                                     ------------

CONGLOMERATES - 0.4%
Kennametal, Inc., 7.2%, 2012                                                                     $    526,000        $    556,517
Tyco Electronics Group S.A., 7.125%, 2037 (z)                                                         260,000             269,459
                                                                                                                     ------------
                                                                                                                     $    825,976
                                                                                                                     ------------
CONSTRUCTION - 0.7%
D.R. Horton, Inc., 7.875%, 2011                                                                  $    764,000        $    748,871
D.R. Horton, Inc., 5.625%, 2014                                                                       269,000             228,684
Pulte Homes, Inc., 7.875%, 2011                                                                       330,000             315,960
                                                                                                                     ------------
                                                                                                                     $  1,293,515
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 1.2%
Fortune Brands, Inc., 5.125%, 2011                                                               $    940,000        $    931,910
Service Corp. International, 7.375%, 2014                                                             300,000             308,250
Western Union Co., 5.4%, 2011                                                                       1,023,000           1,021,066
                                                                                                                     ------------
                                                                                                                     $  2,261,226
                                                                                                                     ------------
DEFENSE ELECTRONICS - 1.3%
L-3 Communications Corp., 6.375%, 2015                                                           $  1,115,000        $  1,095,488
Litton Industries, Inc., 8%, 2009                                                                   1,300,000           1,371,655
                                                                                                                     ------------
                                                                                                                     $  2,467,143
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.7%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                        $    342,000        $    356,231
Gazprom International S.A., 6.51%, 2022 (n)                                                           460,000             455,354
Pemex Finance Ltd., 9.69%, 2009                                                                       438,800             456,352
                                                                                                                     ------------
                                                                                                                     $  1,267,937
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.2%
Republic of Argentina, FRN, 5.475%, 2012                                                         $    467,500        $    419,906
                                                                                                                     ------------

ENERGY - INDEPENDENT - 1.3%
Nexen, Inc., 6.4%, 2037                                                                          $    920,000        $    894,015
Ocean Energy, Inc., 7.25%, 2011                                                                     1,400,000           1,492,978
                                                                                                                     ------------
                                                                                                                     $  2,386,993
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.7%
TNK-BP Ltd., 6.875%, 2011 (n)                                                                    $  1,360,000        $  1,349,800
                                                                                                                     ------------

ENTERTAINMENT - 0.6%
Time Warner, Inc., 9.125%, 2013                                                                  $    916,000        $  1,050,118
Time Warner, Inc., 6.5%, 2036                                                                         110,000             106,125
                                                                                                                     ------------
                                                                                                                     $  1,156,243
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 4.8%
American Express Co., 6.15%, 2017                                                                $  1,000,000        $  1,009,151
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                     1,030,000             938,046
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                            150,000             123,784
Countrywide Financial Corp., 6.25%, 2016                                                              931,000             842,521
Deluxe Corp., 5%, 2012                                                                                535,000             470,800
Deluxe Corp., 5.125%, 2014                                                                            260,000             223,600
Deluxe Corp., 7.375%, 2015                                                                            260,000             256,750
General Motors Acceptance Corp., 5.85%, 2009                                                          696,000             681,211
General Motors Acceptance Corp., 7.25%, 2011                                                          739,000             716,398
HSBC Finance Corp., 6.75%, 2011                                                                       550,000             573,632
HSBC Finance Corp., 5.5%, 2016                                                                      1,402,000           1,361,412
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065(n)                                                1,000,000             993,038
International Lease Finance Corp., 5.625%, 2013                                                       524,000             519,535
Residential Capital LLC, 6.5%, 2012                                                                   510,000             413,100
                                                                                                                     ------------
                                                                                                                     $  9,122,978
                                                                                                                     ------------
FOOD & BEVERAGES - 2.2%
Diageo Capital PLC, 5.5%, 2016                                                                   $  1,070,000        $  1,045,531
General Mills, Inc., 5.65%, 2012                                                                      610,000             615,431
Miller Brewing Co., 5.5%, 2013 (n)                                                                  1,494,000           1,464,316
Tyson Foods, Inc., 6.6%, 2016                                                                         950,000             978,991
                                                                                                                     ------------
                                                                                                                     $  4,104,269
                                                                                                                     ------------
FOOD & DRUG STORES - 0.5%
CVS Caremark Corp., 5.75%, 2017                                                                  $  1,040,000        $  1,015,093
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.7%
MeadWestvaco Corp., 6.8%, 2032                                                                   $    524,000        $    472,408
Stora Enso Oyj, 7.25%, 2036 (n)                                                                       823,000             829,119
                                                                                                                     ------------
                                                                                                                     $  1,301,527
                                                                                                                     ------------
GAMING & LODGING - 2.1%
Host Marriott LP, 6.75%, 2016                                                                    $  1,110,000        $  1,098,900
MGM Mirage, Inc., 8.375%, 2011                                                                        930,000             969,525
Royal Caribbean Cruises Ltd., 8%, 2010                                                                705,000             733,991
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                               575,000             613,611
Wyndham Worldwide Corp., 6%, 2016                                                                     670,000             648,868
                                                                                                                     ------------
                                                                                                                     $  4,064,895
                                                                                                                     ------------
INSURANCE - 1.6%
American International Group, Inc., 6.25%, 2037                                                  $    810,000        $    762,581
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           902,000             852,245
UnumProvident Corp., 6.85%, 2015 (n)                                                                1,340,000           1,366,639
                                                                                                                     ------------
                                                                                                                     $  2,981,465
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 1.5%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $    605,000        $    598,699
Chubb Corp., 6.375% to 2017, FRN to 2037                                                              660,000             656,107
Fund American Cos., Inc., 5.875%, 2013                                                                993,000             979,058
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                          580,000             560,745
                                                                                                                     ------------
                                                                                                                     $  2,794,609
                                                                                                                     ------------
MACHINERY & TOOLS - 0.6%
Case New Holland, Inc., 7.125%, 2014                                                             $  1,095,000        $  1,122,375
                                                                                                                     ------------

MAJOR BANKS - 6.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                                $    970,000        $    922,834
Barclays Bank PLC, 8.55% to 2011, FRN to 2049(n)                                                    1,682,000           1,818,706
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                         1,147,000           1,051,183
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                           700,000             696,233
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                               405,000             389,637
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            1,186,000           1,127,372
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                                 1,637,000           1,675,514
PNC Funding Corp., 5.625%, 2017                                                                       710,000             693,921
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                        348,000             372,624
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(z)                                       570,000             580,665
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                    851,000             930,052
Wachovia Corp., 6.605%, 2025                                                                        1,270,000           1,329,531
                                                                                                                     ------------
                                                                                                                     $ 11,588,272
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
Fisher Scientific International, Inc., 6.125%, 2015                                              $  1,440,000        $  1,413,732
HCA, Inc., 8.75%, 2010                                                                                838,000             848,475
Hospira, Inc., 5.55%, 2012                                                                            210,000             209,751
Hospira, Inc., 6.05%, 2017                                                                            760,000             747,637
McKesson Corp., 5.7%, 2017                                                                            770,000             751,905
                                                                                                                     ------------
                                                                                                                     $  3,971,500
                                                                                                                     ------------
METALS & MINING - 0.8%
International Steel Group, Inc., 6.5%, 2014                                                      $    945,000        $    938,312
Vale Overseas Ltd., 6.25%, 2017                                                                       663,000             670,425
                                                                                                                     ------------
                                                                                                                     $  1,608,737
                                                                                                                     ------------
MORTGAGE BACKED - 8.9%
Fannie Mae, 5.5%, 2017 - 2035                                                                    $  5,646,972        $  5,594,176
Fannie Mae, 6%, 2017 - 2035                                                                         2,050,022           2,062,136
Fannie Mae, 4.5%, 2018                                                                              1,598,524           1,543,247
Fannie Mae, 7.5%, 2030 - 2031                                                                         235,283             246,161
Fannie Mae, 6.5%, 2032                                                                                818,798             838,584
Freddie Mac, 6%, 2021 - 2034                                                                          691,204             696,920
Freddie Mac, 5%, 2025 - 2035                                                                        4,360,427           4,188,095
Freddie Mac, 5.5%, 2035                                                                             1,847,132           1,810,910
                                                                                                                     ------------
                                                                                                                     $ 16,980,229
                                                                                                                     ------------
MUNICIPALS - 1.0%
Texas Transportation Commission Mobility Fund, 5%, 2037                                          $  1,850,000        $  1,907,850
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 3.8%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $  1,383,000        $  1,511,019
CenterPoint Energy, Inc., 5.95%, 2017                                                                 450,000             439,620
Enterprise Products Partners LP, 6.3%, 2017                                                           540,000             540,738
Intergas Finance B.V., 6.375%, 2017 (n)                                                               608,000             587,146
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                        410,000             389,945
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                          581,000             622,259
Magellan Midstream Partners LP, 5.65%, 2016                                                           733,000             713,797
Spectra Energy Capital LLC, 8%, 2019                                                                  942,000           1,045,917
Williams Cos., Inc., 7.125%, 2011                                                                   1,349,000           1,397,901
                                                                                                                     ------------
                                                                                                                     $  7,248,342
                                                                                                                     ------------
NETWORK & TELECOM - 3.7%
AT&T, Inc., 5.1%, 2014                                                                           $  1,361,000        $  1,316,978
CenturyTel, Inc., 8.375%, 2010                                                                         30,000              32,607
Deutsche Telekom International Finance B.V., 8.5%, 2010                                               548,000             587,007
Telecom Italia Capital, 6.2%, 2011                                                                    930,000             952,967
Telefonica Emisiones S.A.U., 7.045%, 2036                                                             550,000             585,850
Telefonica Europe B.V., 7.75%, 2010                                                                   981,000           1,047,512
TELUS Corp., 8%, 2011                                                                               1,734,000           1,876,566
Verizon New York, Inc., 6.875%, 2012                                                                  635,000             668,912
                                                                                                                     ------------
                                                                                                                     $  7,068,399
                                                                                                                     ------------
OIL SERVICES - 0.2%
Weatherford International, Inc., 6.35%, 2017 (z)                                                 $    440,000        $    447,595
                                                                                                                     ------------

OILS - 0.9%
Premcor Refining Group, Inc., 7.5%, 2015                                                         $  1,690,000        $  1,761,561
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 6.2%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.694%, 2012 (z)                          $    530,000        $    504,825
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                                    563,550             546,643
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                      1,000,000             993,500
Citigroup, Inc., 5%, 2014                                                                             938,000             904,155
Citigroup, Inc., 6%, 2017                                                                             670,000             685,559
Credit Suisse (USA), Inc., 4.875%, 2010                                                             1,389,000           1,387,076
Fifth Third Bancorp, 5.45%, 2017                                                                      428,000             409,509
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                    1,250,000           1,171,816
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                         929,000             921,786
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                        700,000             644,647
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                     1,051,000             988,456
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       605,000             537,119
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          1,030,000           1,014,067
UFJ Finance Aruba AEC, 6.75%, 2013                                                                  1,028,000           1,063,988
                                                                                                                     ------------
                                                                                                                     $ 11,773,146
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.8%
Dex Media West LLC, 9.875%, 2013                                                                 $    659,000        $    701,011
Idearc, Inc., 8%, 2016                                                                                870,000             867,825
                                                                                                                     ------------
                                                                                                                     $  1,568,836
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                  $    150,000        $    146,954
CSX Corp., 6.3%, 2012                                                                                 826,000             846,182
Kansas City Southern de Mexico, 7.375%, 2014 (z)                                                      330,000             322,575
TFM S.A. de C.V., 9.375%, 2012                                                                        968,000           1,013,980
                                                                                                                     ------------
                                                                                                                     $  2,329,691
                                                                                                                     ------------
REAL ESTATE - 2.9%
ERP Operating LP, REIT, 5.75%, 2017                                                              $    970,000        $    926,892
HRPT Properties Trust, REIT, 6.25%, 2016                                                            1,027,000             992,509
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                   660,000             617,672
ProLogis, REIT, 5.75%, 2016                                                                         1,113,000           1,073,120
ProLogis, REIT, 5.625%, 2016                                                                          160,000             151,663
Simon Property Group LP, REIT, 6.35%, 2012                                                            629,000             644,071
Simon Property Group LP, REIT, 5.75%, 2015                                                          1,200,000           1,172,447
                                                                                                                     ------------
                                                                                                                     $  5,578,374
                                                                                                                     ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc., 8.875%, 2011                                                                  $    466,000        $    519,907
                                                                                                                     ------------
RETAILERS - 0.9%
Federated Retail Holdings, Inc., 5.35%, 2012                                                     $    480,000        $    470,699
Home Depot, Inc., 5.875%, 2036                                                                        900,000             768,743
J.C. Penney Corp., Inc., 8%, 2010                                                                      81,000              86,194
Macy's, Inc., 6.625%, 2011                                                                            426,000             439,108
                                                                                                                     ------------
                                                                                                                     $  1,764,744
                                                                                                                     ------------
SUPERMARKETS - 0.6%
Delhaize America, Inc., 9%, 2031                                                                 $    360,000        $    428,860
Kroger Co., 6.4%, 2017                                                                                750,000             764,757
                                                                                                                     ------------
                                                                                                                     $  1,193,617
                                                                                                                     ------------
SUPRANATIONAL - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012                                                      $    481,000        $    509,553
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.3%
Nextel Communications, Inc., 5.95%, 2014                                                         $  1,570,000        $  1,498,895
Rogers Cable, Inc., 5.5%, 2014                                                                        364,000             351,001
Rogers Wireless, Inc., 7.25%, 2012                                                                    535,000             566,457
                                                                                                                     ------------
                                                                                                                     $  2,416,353
                                                                                                                     ------------
TELEPHONE SERVICES - 0.6%
Embarq Corp., 7.082%, 2016                                                                       $  1,070,000        $  1,109,258
                                                                                                                     ------------

TOBACCO - 1.1%
Reynolds American, Inc., 7.25%, 2012                                                             $    881,000        $    934,379
Reynolds American, Inc., 6.75%, 2017                                                                1,100,000           1,127,500
                                                                                                                     ------------
                                                                                                                     $  2,061,879
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.5%
FedEx Corp., 9.65%, 2012                                                                         $    852,000        $  1,007,399
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 2.0%
U.S. Treasury Bonds, 6.25%, 2023                                                                 $    963,000        $  1,106,321
U.S. Treasury Bonds, 5.375%, 2031                                                                   1,374,000           1,470,824
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 1,259,768           1,242,741
                                                                                                                     ------------
                                                                                                                     $  3,819,886
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 8.6%
AES Corp., 8.875%, 2011                                                                          $  1,327,000        $  1,385,056
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                    1,110,000           1,190,475
Beaver Valley Funding Corp., 9%, 2017                                                               1,002,000           1,111,018
DPL, Inc., 6.875%, 2011                                                                               614,000             642,935
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    332,000             371,285
Enel Finance International S.A., 6.8%, 2037 (z)                                                       750,000             763,709
Enersis S.A., 7.375%, 2014                                                                            686,000             728,098
Exelon Generation Co. LLC, 6.95%, 2011                                                              1,790,000           1,874,595
Mirant Americas Generation LLC, 8.3%, 2011                                                            700,000             707,000
NiSource Finance Corp., 7.875%, 2010                                                                  755,000             808,138
NorthWestern Corp., 5.875%, 2014                                                                      680,000             662,942
NRG Energy, Inc., 7.375%, 2016                                                                      1,505,000           1,508,763
Pacific Gas & Electric Co., 5.8%, 2037                                                                530,000             500,902
PSEG Power LLC, 5.5%, 2015                                                                            284,000             275,290
Reliant Energy, Inc., 7.625%, 2014                                                                  1,030,000           1,037,725
System Energy Resources, Inc., 5.129%, 2014 (n)                                                       674,375             672,291
TXU Energy Co., 7%, 2013                                                                            1,105,000           1,213,445
Waterford 3 Funding Corp., 8.09%, 2017                                                                841,186             845,914
                                                                                                                     ------------
                                                                                                                     $ 16,299,581
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $180,061,474
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 2.0%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $  3,731,000        $  3,731,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $183,792,474
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 3.2%                                                                                   6,169,599
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $189,962,073
                                                                                                                     ============

(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $176,867,407 and 96.23% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,264,600, representing 12.8% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities.

                                                                  ACQUISITION        ACQUISITION         CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                 DATE               COST         MARKET VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co.
S.A., FRN, 7.694%, 2012                                             3/23/07           $  530,000       $  504,825
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.305%, 2040                                                   3/1/06               470,000          469,998
BNP Paribas, 7.195% to 2037, FRN to 2049                            6/18/07              700,000          696,233
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011       7/02/03-3/08/07          769,962          761,029
Capmark Financial Group, Inc., 5.875%, 2012                         5/03/07            1,029,557          938,046
DLJ Commercial Mortgage Corp., 6.04%, 2031                          7/23/04              615,454          629,559
Enel Finance International S.A., 6.8%, 2037                         9/13/07              748,013          763,709
Falcon Franchise Loan LLC, 6.5%, 2014                               7/15/05              381,666          390,638
Falcon Franchise Loan LLC, FRN, 3.981%, 2025                        1/29/03              463,873          315,812
GMAC Commercial Mortgage Securities, Inc.,
FRN, 6.02%, 2033                                                    3/20/02              637,341          793,930
Kansas City Southern de Mexico, 7.375%, 2014                        5/14/07              330,000          322,575
Prudential Securities Secured Financing Corp.,
FRN, 7.385%, 2013                                                   12/06/04             629,481          608,047
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049        9/26/07              570,000          580,665
Spirit Master Funding LLC, 5.05%, 2023                              10/04/05             445,979          426,746
Tyco Electronics Group S.A., 7.125%, 2037                           9/20/07              258,814          269,459
Weatherford International, Inc., 6.35%, 2017                        6/14/07              439,648          447,595
ZFS Finance USA Trust V, FRN, 6.5%, 2037                            5/03/07              580,000          560,745
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RESTRICTED SECURITIES                                                                            $9,479,611          5.0%
                                                                                                       ========================

The following abbreviations are used in this report and are defined:

CDO          Collateralized Debt Obligation
CLO          Collateralized Loan Obligation
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - BOND SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $187,934,793
                                                                            ============
Gross unrealized appreciation                                               $  1,027,319
Gross unrealized depreciation                                                 (5,169,638)
                                                                            ------------
      Net unrealized appreciation (depreciation)                            $ (4,142,319)
                                                                            ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 9/30/07

                                                                                                              UNREALIZED
                          NOTIONAL                              CASH FLOWS              CASH FLOWS           APPRECIATION
     EXPIRATION            AMOUNT        COUNTERPARTY           TO RECEIVE                TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
CREDIT DEFAULT SWAPS
6/20/09  USD              500,000       JPMorgan Chase      4.1% (fixed rate)               (1)                $(55,268)
                                        Bank

3/20/17  USD              160,000       JPMorgan Chase             (2)              0.80% (fixed rate)           (3,281)
                                        Bank

3/20/17  USD              166,000       Merrill Lynch              (2)              0.81% (fixed rate)           (3,528)
                                        International

3/20/17  USD              160,000       JPMorgan Chase             (2)              0.78% (fixed rate)           (3,043)
                                        Bank

3/20/17  USD              500,000       JPMorgan Chase             (3)              0.38% (fixed rate)           (1,023)
                                        Bank

3/20/17  USD              380,000       Goldman Sachs              (4)              0.40% (fixed rate)           (1,645)

6/20/17  USD              540,000       Morgan Stanley             (5)              0.74% (fixed rate)           (2,191)
                                        Capital Services,
                                        Inc.

6/20/17  USD              500,000       Merrill Lynch              (6)              0.91% (fixed rate)           (2,848)
                                        International                                                          --------
                                                                                                               $(72,827)
                                                                                                               ========

(1) Series to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Series to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.
(3) Series to receive notional amount upon a defined credit event by PPG Industries, Inc., 7.05%, 8/15/09.
(4) Series to receive notional amount upon a defined credit event by Dover Corp., 6.25%, 6/01/08.
(5) Series to receive notional amount upon a defined credit event by Spectra Corp., 6.25%, 2/13/13.
(6) Series to receive notional amount upon a defined credit event by New York Times Co., 4.61%, 9/26/12.

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Emerging Markets Equity Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Emerging Markets Equity Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.4%

AUTOMOTIVE - 0.8%
Hyundai Mobis                                                                                           4,393        $    466,110
PT Astra International Tbk.                                                                           247,000             519,929
                                                                                                                     ------------
                                                                                                                     $    986,039
                                                                                                                     ------------
BUSINESS SERVICES - 0.9%
Amdocs Ltd. (a)                                                                                        15,440        $    574,214
Satyam Computer Services Ltd.                                                                          46,800             523,993
                                                                                                                     ------------
                                                                                                                     $  1,098,207
                                                                                                                     ------------
CHEMICALS - 1.9%
Formosa Chemicals & Fibre Corp.                                                                       195,000        $    498,927
Israel Chemicals Ltd.                                                                                 120,178           1,115,839
Makhteshim-Agan Industries Ltd. (a)                                                                    78,651             703,906
                                                                                                                     ------------
                                                                                                                     $  2,318,672
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
High Tech Computer Corp.                                                                               31,020        $    454,821
                                                                                                                     ------------

CONGLOMERATES - 1.0%
Barloworld Ltd.                                                                                        25,270        $    476,605
CITIC Pacific Ltd.                                                                                    117,000             746,767
                                                                                                                     ------------
                                                                                                                     $  1,223,372
                                                                                                                     ------------
CONSTRUCTION - 2.3%
Consorcio ARA S.A. de C.V.                                                                            178,920        $    241,550
Corporacion Moctezuma S.A. de C.V.                                                                    162,400             482,464
SARE Holding S.A. de C.V., "B" (a)                                                                    696,300           1,050,855
Siam Cement Public Co. Ltd.                                                                           137,100           1,040,000
                                                                                                                     ------------
                                                                                                                     $  2,814,869
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.7%
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            190,698        $    868,637
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 0.7%
LS Industrial Systems Co. Ltd.                                                                         12,220        $    871,951
                                                                                                                     ------------

ELECTRONICS - 6.6%
ASM Pacific Technology Ltd.                                                                           170,500        $  1,508,393
MediaTek, Inc.                                                                                         65,000           1,171,135
Samsung Electronics Co. Ltd.                                                                            7,237           4,547,096
United Microelectronics Corp.                                                                       1,249,000             741,376
                                                                                                                     ------------
                                                                                                                     $  7,968,000
                                                                                                                     ------------
ENERGY - INDEPENDENT - 4.0%
CNOOC Ltd.                                                                                          1,085,000        $  1,823,436
Oil & Natural Gas Corp. Ltd.                                                                           17,621             423,682
Reliance Industries Ltd.                                                                               43,510           2,509,270
                                                                                                                     ------------
                                                                                                                     $  4,756,388
                                                                                                                     ------------
ENERGY - INTEGRATED - 14.2%
OAO Gazprom, ADR                                                                                      177,649        $  7,834,321
PetroChina Co. Ltd.                                                                                 1,350,000           2,560,641
Petroleo Brasileiro S.A., ADR                                                                          88,596           6,688,998
                                                                                                                     ------------
                                                                                                                     $ 17,083,960
                                                                                                                     ------------
FOOD & BEVERAGES - 0.9%
Grupo Continental S.A.                                                                                256,863        $    540,371
Tiger Brands Ltd.                                                                                      19,695             521,216
                                                                                                                     ------------
                                                                                                                     $  1,061,587
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.8%
Aracruz Celulose S.A., ADR (l)                                                                         12,548        $    923,407
                                                                                                                     ------------

GAMING & LODGING - 1.0%
Genting Berhad                                                                                        226,500        $    535,092
Resorts World Berhad                                                                                  560,000             644,226
                                                                                                                     ------------
                                                                                                                     $  1,179,318
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.0%
Lotte Shopping Co., Ltd.                                                                                1,378        $    587,248
Massmart Holdings Ltd.                                                                                 50,316             610,543
                                                                                                                     ------------
                                                                                                                     $  1,197,791
                                                                                                                     ------------
INSURANCE - 3.3%
China Life Insurance                                                                                  502,000        $  2,884,315
Sanlam Ltd.                                                                                           342,371           1,109,598
                                                                                                                     ------------
                                                                                                                     $  3,993,913
                                                                                                                     ------------
MACHINERY & TOOLS - 1.6%
Hyundai Heavy Industries Co. Ltd.                                                                       2,820        $  1,303,458
Larsen & Toubro Infotech Ltd.                                                                           8,700             613,066
                                                                                                                     ------------
                                                                                                                     $  1,916,524
                                                                                                                     ------------
MAJOR BANKS - 5.2%
Banco Santander Chile, ADR                                                                              8,613        $    435,559
Kookmin Bank                                                                                           24,246           2,018,844
Korea Exchange Bank                                                                                    31,580             512,444
Malayan Banking Berhad                                                                                156,200             504,241
Nedbank Group Ltd.                                                                                     25,102             456,669
Standard Bank Group Ltd.                                                                               86,788           1,256,194
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                        7,896           1,038,719
                                                                                                                     ------------
                                                                                                                     $  6,222,670
                                                                                                                     ------------
METALS & MINING - 14.2%
Anglo American PLC                                                                                     19,670        $  1,323,264
China Steel Corp.                                                                                     236,000             344,219
Companhia Vale do Rio Doce, ADR                                                                       194,884           6,612,414
Grupo Mexico S.A.B. de C.V.                                                                           226,400           1,626,410
Mining & Metallurgical Co. Norilsk
Nickel, ADR                                                                                             4,744           1,290,368
POSCO, ADR                                                                                             17,160           3,067,693
Southern Copper Corp.                                                                                   7,342             909,160
Steel Authority of India Ltd.                                                                         167,189             869,144
Ternium S.A., ADR (l)                                                                                  13,970             438,658
Usinas Siderurgicas de Minas Gerais
S.A., IPS                                                                                               8,700             607,529
                                                                                                                     ------------
                                                                                                                     $ 17,088,859
                                                                                                                     ------------
OIL SERVICES - 0.9%
Tenaris S.A., ADR                                                                                      19,778        $  1,040,718
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 10.1%
ABSA Group Ltd.                                                                                        51,623        $    939,078
African Bank Investments Ltd.                                                                         215,328             981,142
AMMB Holdings Berhad                                                                                  410,800             523,220
Asya Katilim Bankasi A.S. (a)                                                                          55,948             458,116
Bank Rakyat Indonesia                                                                                 651,500             470,191
Bumiputra-Commerce Holdings Berhad                                                                    144,300             453,121
Cathay Financial Holding Co. Ltd.                                                                     352,894             834,791
Credicorp Ltd.                                                                                         12,981             878,814
FirstRand Ltd.                                                                                        322,786           1,038,139
OTP Bank Ltd., GDR                                                                                      7,891             858,146
PT Bank Central Asia Tbk.                                                                             669,000             449,902
Sberbank                                                                                              602,200           2,511,174
Shinhan Financial Group Co. Ltd.                                                                       10,760             703,107
Turkiye Garanti Bankasi A.S.                                                                          128,528             983,321
                                                                                                                     ------------
                                                                                                                     $ 12,082,262
                                                                                                                     ------------
PHARMACEUTICALS - 1.9%
Teva Pharmaceutical Industries Ltd., ADR                                                               50,945        $  2,265,524
                                                                                                                     ------------

PRECIOUS METALS & MINERALS - 2.1%
Anglo American Platinum Corp. Ltd.                                                                      5,150        $    781,400
Gold Fields Ltd.                                                                                       33,500             605,257
Impala Platinum Holdings Ltd.                                                                          33,624           1,174,381
                                                                                                                     ------------
                                                                                                                     $  2,561,038
                                                                                                                     ------------
REAL ESTATE - 0.3%
Regal REIT                                                                                          1,043,000        $    326,143
                                                                                                                     ------------

SPECIALTY CHEMICALS - 1.3%
Formosa Plastics Corp.                                                                                216,000        $    608,917
LG Chemical Ltd.                                                                                        9,050             949,353
                                                                                                                     ------------
                                                                                                                     $  1,558,270
                                                                                                                     ------------
SPECIALTY STORES - 0.5%
Truworths International Ltd.                                                                          122,387        $    563,000
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 13.2%
America Movil S.A.B. de C.V., "L", ADR                                                                 68,540        $  4,386,560
China Mobile Ltd.                                                                                     248,000           4,062,539
Egyptian Co. for Mobil Services (MobiNil)                                                              17,537             586,544
Far EasTone Telecommunications Co., Ltd.                                                              417,000             527,719
Mobile TeleSystems OJSC, ADR                                                                           18,192           1,260,887
MTN Group Ltd.                                                                                        105,650           1,606,698
Orascom Telecom Holding (S.A.E.)                                                                       72,739             950,326
Philippine Long Distance Telephone Co.                                                                 17,343           1,120,269
Vimpel-Communications, ADR                                                                             50,520           1,366,061
                                                                                                                     ------------
                                                                                                                     $ 15,867,603
                                                                                                                     ------------
TELEPHONE SERVICES - 2.0%
Chungwha Telecom Co. Ltd.                                                                             425,800        $    795,888
PT Telekomunikasi Indonesia Tbk.                                                                      921,500           1,108,420
Telecom Egypt                                                                                         175,545             534,411
                                                                                                                     ------------
                                                                                                                     $  2,438,719
                                                                                                                     ------------
TOBACCO - 1.7%
British American Tobacco PLC                                                                           38,400        $    464,857
ITC Ltd.                                                                                              127,730             608,398
KT&G Corp.                                                                                              6,444             503,465
PT Hanjaya Mandala Sampoerna Tbk.                                                                     286,000             433,144
                                                                                                                     ------------
                                                                                                                     $  2,009,864
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.9%
AES Tiete S.A., IPS                                                                                 8,780,590        $    305,620
CEZ AS                                                                                                 21,727           1,335,968
Eletropaulo Metropolitana S.A., IPS                                                                 9,480,000             630,966
Energias do Brasil S.A.                                                                                27,955             465,002
Manila Water Co., Inc.                                                                              3,580,000           1,112,542
Tenaga Nasional Berhad                                                                                283,000             784,842
                                                                                                                     ------------
                                                                                                                     $  4,634,940
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $119,377,066
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 1.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    1,400,682        $  1,400,682
                                                                                                                     ------------

                                                                                     FIRST
ISSUER                                                            STRIKE PRICE      EXERCISE                           VALUE ($)

RIGHTS - 0.0%

CONGLOMERATES - 0.0%
Dah Chong Hong  (a)                                                  $5.9399       09/28/2007           4,680        $          0
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $120,777,748
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                  (746,945)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $120,030,803
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had two securities that were fair valued, aggregating $1,819,745 and 1.51% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt
IPS          International Preference Stock
REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING MARKETS EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $84,147,301
                                                                 ===========
Gross unrealized appreciation                                    $37,160,562
Gross unrealized depreciation                                       (530,115)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $36,630,447
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
Brazil                       14.4%
----------------------------------
South Korea                  12.9%
----------------------------------
Russia                       11.9%
----------------------------------
South Africa                 10.1%
----------------------------------
China                        10.1%
----------------------------------
Mexico                        7.7%
----------------------------------
Taiwan                        5.0%
----------------------------------
India                         4.6%
----------------------------------
Israel                        3.4%
----------------------------------
Other Countries              19.9%
----------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Global Governments Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Global Governments Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

BONDS - 85.6%

FOREIGN BONDS - 65.4%

AUSTRIA - 4.0%
Republic of Austria, 5%, 2012 (z)                                                             EUR   1,078,000        $  1,587,633
                                                                                                                     ------------

BELGIUM - 5.4%
Kingdom of Belgium, 3.75%, 2009                                                               EUR     712,000        $  1,011,564
Kingdom of Belgium, 5.5%, 2017                                                                EUR     743,000           1,145,229
                                                                                                                     ------------
                                                                                                                     $  2,156,793
                                                                                                                     ------------
CANADA - 4.1%
Bayview Commercial Asset Trust, FRN, 5.362%, 2023 (n)                                         CAD     150,000        $    142,611
Canada Housing Trust, 4.6%, 2011                                                              CAD     237,000             240,182
Government of Canada, 4.5%, 2015                                                              CAD     322,000             327,771
Government of Canada, 5.75%, 2033                                                             CAD      74,000              88,991
Quebec Province, 1.6%, 2013                                                                   JPY  96,000,000             843,102
                                                                                                                     ------------
                                                                                                                     $  1,642,657
                                                                                                                     ------------
CHILE - 0.2%
Codelco, Inc., 6.15%, 2036                                                                       $    100,000        $     98,008
                                                                                                                     ------------

DENMARK - 1.2%
Kingdom of Denmark, 4%, 2015                                                                  DKK   2,451,000        $    457,665
                                                                                                                     ------------

FINLAND - 2.0%
Republic of Finland, 5.375%, 2013                                                             EUR     515,000        $    775,485
                                                                                                                     ------------

FRANCE - 5.2%
Republic of France, 6%, 2025                                                                  EUR     920,000        $  1,532,716
Republic of France, 4.75%, 2035                                                               EUR     383,000             554,245
                                                                                                                     ------------
                                                                                                                     $  2,086,961
                                                                                                                     ------------
GERMANY - 9.4%
Federal Republic of Germany, 5.25%, 2010                                                      EUR     783,000        $  1,149,952
Federal Republic of Germany, 3.75%, 2015                                                      EUR     334,000             461,540
Federal Republic of Germany, 6.25%, 2030                                                      EUR     924,000           1,611,982
KfW Bankengruppe, 1.35%, 2014                                                                 JPY  59,000,000             513,043
                                                                                                                     ------------
                                                                                                                     $  3,736,517
                                                                                                                     ------------
IRELAND - 2.1%
Republic of Ireland, 4.6%, 2016                                                               EUR     591,000        $    854,359
                                                                                                                     ------------

JAPAN - 11.4%
Development Bank of Japan, 1.75%, 2010                                                        JPY  32,000,000        $    283,978
Development Bank of Japan, 1.4%, 2012                                                         JPY 144,000,000           1,260,639
Development Bank of Japan, 1.6%, 2014                                                         JPY  10,000,000              88,272
Development Bank of Japan, 1.05%, 2023                                                        JPY 171,000,000           1,290,717
Development Bank of Japan, 2.3%, 2026                                                         JPY  70,000,000             618,287
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                       JPY 110,000,000             990,142
                                                                                                                     ------------
                                                                                                                     $  4,532,035
                                                                                                                     ------------
KAZAKHSTAN - 0.3%
Intergas Finance B.V., 6.875%, 2011                                                              $    105,000        $    106,565
                                                                                                                     ------------

MALAYSIA - 0.9%
Petronas Capital Ltd., 7.875%, 2022                                                              $    293,000        $    351,778
                                                                                                                     ------------

MEXICO - 1.2%
Pemex Project Funding Master Trust, 8.625%, 2022                                                 $     87,000        $    107,309
United Mexican States, 5.625%, 2017                                                                    34,000              33,898
United Mexican States, 6.75%, 2034                                                                    322,000             350,175
                                                                                                                     ------------
                                                                                                                     $    491,382
                                                                                                                     ------------
NETHERLANDS - 2.2%
Kingdom of Netherlands, 3.75%, 2014                                                           EUR     623,000        $    861,465
                                                                                                                     ------------

NORWAY - 0.9%
Eksportfinans A.S.A., 1.6%, 2014                                                              JPY  41,000,000        $    359,707
                                                                                                                     ------------

RUSSIA - 0.9%
Gazprom International S.A., 7.201%, 2020                                                         $    241,103        $    245,624
Gazprom International S.A., 6.51%, 2022 (n)                                                           100,000              98,990
                                                                                                                     ------------
                                                                                                                     $    344,614
                                                                                                                     ------------
SOUTH AFRICA - 0.2%
Republic of South Africa, 5.875%, 2022                                                           $    100,000        $     97,875
                                                                                                                     ------------

SPAIN - 6.0%
Kingdom of Spain, 5.35%, 2011                                                                 EUR   1,610,000        $  2,392,946
                                                                                                                     ------------

SWEDEN - 0.6%
Kingdom of Sweden, 4.5%, 2015                                                                 SEK   1,500,000        $    236,081
                                                                                                                     ------------

UNITED KINGDOM - 7.2%
United Kingdom Treasury, 9%, 2011                                                             GBP     175,000        $    405,824
United Kingdom Treasury, 8%, 2015                                                             GBP     458,000           1,118,334
United Kingdom Treasury, 8%, 2021                                                             GBP     209,000             554,538
United Kingdom Treasury, 4.25%, 2036                                                          GBP     402,000             776,410
                                                                                                                     ------------
                                                                                                                     $  2,855,106
                                                                                                                     ------------
Total Foreign Bonds                                                                                                  $ 26,025,632
                                                                                                                     ------------

ASSET BACKED & SECURITIZED - 8.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                  $    300,000        $    297,139
Commercial Mortgage Asset Trust, FRN, 1.121%, 2032 (i)(n)                                           7,981,075             265,679
Commercial Mortgage Pass-Through Certificates, FRN, 5.942%, 2017 (n)                                  331,000             330,309
Commercial Mortgage Pass-Through Certificates, FRN, 5.952%, 2017 (n)                                  500,000             497,778
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                 122,389             119,877
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 8,583               8,568
First Union National Bank Commercial Mortgage Trust, FRN, 1.181%, 2043 (i)(n)                       8,605,869             226,815
IMPAC CMB Trust, FRN, 5.481%, 2036                                                                    451,691             439,819
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                      101,869              99,340
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041                                309,615             306,767
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.912%, 2018 (n)                         87,902              87,860
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                175,000             167,823
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                            170,000             169,995
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                                            100,000              98,035
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                            300,000             295,687
                                                                                                                     ------------
                                                                                                                     $  3,411,491
                                                                                                                     ------------
MORTGAGE BACKED - 1.2%
Fannie Mae, 5.37%, 2013                                                                          $     98,218        $     98,990
Fannie Mae, 4.78%, 2015                                                                                72,771              70,542
Fannie Mae, 4.856%, 2015                                                                               46,601              44,944
Fannie Mae, 4.98%, 2015                                                                                44,806              43,953
Fannie Mae, 5.09%, 2016                                                                                59,000              57,969
Fannie Mae, 5.423%, 2016                                                                               72,676              72,519
Fannie Mae, 5.05%, 2017                                                                                54,000              52,888
Fannie Mae, 5.32%, 2017                                                                                43,845              43,135
                                                                                                                     ------------
                                                                                                                     $    484,940
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 2.1%
Aid-Egypt, 4.45%, 2015                                                                                252,000        $    244,440
Small Business Administration, 5.09%, 2025                                                             53,484              53,045
Small Business Administration, 5.21%, 2026                                                            550,866             549,618
                                                                                                                     ------------
                                                                                                                     $    847,103
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 8.3%
U.S. Treasury Bonds, 8%, 2021                                                                    $    238,000        $    313,900
U.S. Treasury Notes, 4%, 2010                                                                         888,000             888,069
U.S. Treasury Notes, 4.75%, 2012                                                                      624,000             638,284
U.S. Treasury Notes, 4%, 2015 (f)                                                                     883,000             859,063
U.S. Treasury Notes, TIPS, 2%, 2014                                                                   595,230             586,674
                                                                                                                     ------------
                                                                                                                     $  3,285,990
                                                                                                                     ------------
Total U.S. Bonds                                                                                                     $  8,029,524
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $ 34,055,156
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 8.2%
Federal Home Loan Bank, 4%, due 10/01/07 (y)                                                     $  3,254,000        $  3,254,000
                                                                                                                     ------------

                                                                                                     PAR
                                                                                                AMOUNT/NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                                                                   OF CONTRACTS          VALUE ($)
CALL OPTIONS PURCHASED - 0.0%
U.S. Treasury Notes 10yr - October 2007 @ 109                                                    $      7,000        $      5,906
                                                                                                                     ------------

                                                                                                  SHARES/PAR           VALUE ($)
REPURCHASE  AGREEMENTS - 4.5%
Merrill Lynch, 5.1%, dated 9/28/07,  due 10/01/07, total to be received  $1,777,755
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                          $  1,777,000        $  1,777,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $ 39,092,062
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                                     673,622
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 39,765,684
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $32,668,328 and 83.57% of market value. An independent pricing service provided an evaluated bid for
    82.14% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,650,042, representing 4.1% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted security:

                                                                   ACQUISITION       ACQUISITION       CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                                  DATE              COST       MARKET VALUE       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                   1/07/05 - 6/13/07     $1,477,390     $1,587,633           4.0%

The following abbreviations are used in this report and are defined:

FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
TIPS         Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD          Australian Dollar
BRL          Brazilian Real
CAD          Canadian Dollar
CHF          Swiss Franc
CLP          Chilean Peso
DKK          Danish Krone
EUR          Euro
GBP          British Pound
IDR          Indonesian Rupiah
JPY          Japanese Yen
MXN          Mexican Peso
MYR          Malaysian Ringgit
NOK          Norwegian Krone
NZD          New Zealand Dollar
PHP          Philippine Peso
PLN          Polish Zloty
RUB          Russian Ruble
SEK          Swedish Krona
SGD          Singapore Dollar
TRY          Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GOVERNMENTS SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $37,963,668
                                                                             ===========
Gross unrealized appreciation                                                $ 1,227,943
Gross unrealized depreciation                                                    (99,549)
                                                                             -----------
      Net unrealized appreciation (depreciation)                             $ 1,128,394
                                                                             ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                            NET UNREALIZED
                              CONTRACTS TO           SETTLEMENT                              CONTRACTS       APPRECIATION
TYPE          CURRENCY      DELIVER/RECEIVE          DATE RANGE         IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
    Buy         AUD               295,649             11/19/07             $  248,604        $  262,126       $  13,522
    Buy         BRL               110,596             10/22/07                 59,048            60,174           1,126
    Buy         CAD               119,663             11/13/07                118,128           120,484           2,356
    Buy         CHF               406,283             10/04/07                341,216           349,328           8,112
    Buy         CLP            30,276,616             10/26/07                 59,048            59,248             200
    Buy         EUR             3,278,648        11/19/07 - 12/19/07        4,565,235         4,684,419         119,184
    Buy         GBP               332,520             12/19/07                666,371           678,898          12,527
    Buy         JPY           729,584,399             11/13/07              6,363,112         6,394,887          31,775
    Sell        JPY            11,071,935             11/13/07                 98,344            97,047           1,297
    Buy         MXN             1,123,679             12/18/07                101,273           102,228             955
    Buy         MYR               210,653             10/24/07                 61,379            61,889             510
    Buy         NOK             1,503,000        10/09/07 - 12/14/07          263,938           278,714          14,776
    Buy         NZD               143,337             11/19/07                104,371           108,232           3,861
    Buy         PHP             2,774,330             10/24/07                 61,379            61,515             136
    Buy         PLN               341,691             11/30/07                127,874           129,488           1,614
    Buy         RUB             1,480,174             10/25/07                 59,048            59,437             389
    Buy         SEK             2,722,427             11/13/07                402,385           423,460          21,075
    Buy         SGD                91,884             10/24/07                 61,379            61,948             569
    Buy         TRY                73,012             10/17/07                 59,048            59,996             948
                                                                                                              ---------
                                                                                                              $ 234,932
                                                                                                              =========
DEPRECIATION
------------
    Sell        AUD               126,320             11/19/07             $  107,344        $  111,997       $  (4,653)
    Sell        CAD                84,569             10/10/07                 80,257            85,117          (4,860)
    Sell        CHF               169,909             10/04/07                141,000           146,090          (5,090)
    Sell        DKK               912,252             10/10/07                169,353           174,676          (5,323)
    Sell        EUR             2,788,964        12/14/07 - 12/19/07        3,890,693         3,985,829         (95,136)
    Sell        GBP               572,135             12/14/07              1,154,567         1,168,236         (13,669)
    Buy         IDR           560,083,284             10/24/07                 61,379            61,086            (293)
    Sell        JPY            76,814,173             11/13/07                667,811           673,285          (5,474)
    Sell        NOK               947,950             10/09/07                165,000           175,822         (10,822)
    Sell        NZD               143,337             11/19/07                101,589           108,233          (6,644)
    Sell        SEK             1,529,610             11/13/07                235,013           237,923          (2,910)
    Buy         SGD                   370             10/04/07                    249               249               0
    Sell        SGD                   370             10/04/07                    244               250              (6)
                                                                                                              ---------
                                                                                                              $(154,880)
                                                                                                              =========

FUTURES CONTRACTS OUTSTANDING AT 9/30/2007

                                                                                                              UNREALIZED
                                                                                             EXPIRATION      APPRECIATION
DESCRIPTION                                          CONTRACTS                VALUE             DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Yr (Long)                      3                 $3,528,304          Dec-07          $(15,584)
--------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                24.5%
----------------------------------
Japan                        20.3%
----------------------------------
Germany                       9.6%
----------------------------------
United Kingdom                7.3%
----------------------------------
Spain                         6.3%
----------------------------------
Belgium                       5.5%
----------------------------------
France                        5.5%
----------------------------------
Canada                        4.2%
----------------------------------
Austria                       4.0%
----------------------------------
Other Countries              12.8%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Global Total Return Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Global Total Return Series

ISSUER                                                                                              SHARES/PAR         VALUE ($)

COMMON STOCKS - 59.7%
AEROSPACE - 2.5%
Lockheed Martin Corp.                                                                                   22,740       $  2,467,062
Northrop Grumman Corp.                                                                                  10,540            822,119
United Technologies Corp.                                                                               13,180          1,060,725
                                                                                                                     ------------
                                                                                                                     $  4,349,906
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 0.5%
Heineken N.V.                                                                                           13,680       $    898,404
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.5%
NIKE, Inc., "B"                                                                                         15,200       $    891,631
                                                                                                                     ------------
AUTOMOTIVE - 1.4%
Autoliv, Inc., SDR (l)                                                                                   5,690       $    343,348
Bayerische Motoren Werke AG                                                                             19,050          1,229,591
Continental AG                                                                                           3,334            461,410
Johnson Controls, Inc.                                                                                   3,190            376,771
                                                                                                                     ------------
                                                                                                                     $  2,411,120
                                                                                                                     ------------
BROADCASTING - 1.4%
Fuji Television Network, Inc.                                                                              292       $    587,894
Nippon Television Network Corp.                                                                          2,280            293,905
Viacom, Inc., "B" (a)(l)                                                                                12,773            497,764
Vivendi S.A. (l)                                                                                        12,680            535,612
WPP Group PLC                                                                                           33,170            449,140
                                                                                                                     ------------
                                                                                                                     $  2,364,315
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 1.1%
Franklin Resources, Inc.                                                                                 3,560       $    453,900
Goldman Sachs Group, Inc.                                                                                4,930          1,068,528
Lehman Brothers Holdings, Inc. (l)                                                                       5,100            314,823
                                                                                                                     ------------
                                                                                                                     $  1,837,251
                                                                                                                     ------------
BUSINESS SERVICES - 0.8%
Accenture Ltd., "A"                                                                                     12,530       $    504,333
Bunzl PLC                                                                                               28,770            412,217
USS Co. Ltd.                                                                                             6,500            427,725
                                                                                                                     ------------
                                                                                                                     $  1,344,275
                                                                                                                     ------------
CHEMICALS - 1.1%
PPG Industries, Inc.                                                                                    13,720       $  1,036,546
Syngenta AG                                                                                              4,310            929,710
                                                                                                                     ------------
                                                                                                                     $  1,966,256
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.5%
Oracle Corp. (a)                                                                                        37,550       $    812,958
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Fujitsu Ltd. (l)                                                                                        80,000       $    566,174
Hewlett-Packard Co.                                                                                      9,410            468,524
                                                                                                                     ------------
                                                                                                                     $  1,034,698
                                                                                                                     ------------
CONSTRUCTION - 1.9%
CRH PLC                                                                                                 14,770       $    587,009
Fletcher Building Ltd.                                                                                  48,688            468,825
Geberit AG                                                                                               2,698            353,133
Masco Corp. (l)                                                                                         33,860            784,536
Sekisui Chemical Co. Ltd. (l)                                                                           65,000            477,579
Sherwin-Williams Co.                                                                                     4,000            262,840
Toll Brothers, Inc. (a)(l)                                                                              18,300            365,817
                                                                                                                     ------------
                                                                                                                     $  3,299,739
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.5%
Henkel KGaA, IPS (l)                                                                                    25,190       $  1,297,342
Kao Corp. (l)                                                                                           32,000            956,639
Procter & Gamble Co.                                                                                    16,020          1,126,847
Uni-Charm Corp. (l)                                                                                     13,800            847,954
                                                                                                                     ------------
                                                                                                                     $  4,228,782
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 1.4%
Legrand S.A.                                                                                            21,510       $    723,501
OMRON Corp.                                                                                             23,000            609,404
Rockwell Automation, Inc.                                                                                3,990            277,345
Spectris PLC                                                                                            19,950            358,274
W.W. Grainger, Inc. (l)                                                                                  5,440            496,074
                                                                                                                     ------------
                                                                                                                     $  2,464,598
                                                                                                                     ------------
ELECTRONICS - 2.1%
Intel Corp.                                                                                             34,980       $    904,583
Konica Minolta Holdings, Inc.                                                                           33,500            568,480
Ricoh Co. Ltd. (l)                                                                                      20,000            423,585
Samsung Electronics Co. Ltd.                                                                             1,351            848,850
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                        81,349            823,252
                                                                                                                     ------------
                                                                                                                     $  3,568,750
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.0%
Apache Corp.                                                                                             6,950       $    625,917
Devon Energy Corp.                                                                                       7,590            631,488
EOG Resources, Inc. (l)                                                                                  6,100            441,213
                                                                                                                     ------------
                                                                                                                     $  1,698,618
                                                                                                                     ------------
ENERGY - INTEGRATED - 5.3%
ConocoPhillips                                                                                           8,880       $    779,398
Exxon Mobil Corp.                                                                                       16,120          1,492,067
Hess Corp.                                                                                              12,970            862,894
Royal Dutch Shell PLC, "A"                                                                              47,480          1,958,821
Statoil A.S.A. (l)                                                                                      30,330          1,033,776
TOTAL S.A., ADR                                                                                         35,840          2,904,115
                                                                                                                     ------------
                                                                                                                     $  9,031,071
                                                                                                                     ------------
FOOD & BEVERAGES - 2.7%
CSM N.V.                                                                                                10,478       $    351,686
Kellogg Co.                                                                                              9,230            516,880
Nestle S.A.                                                                                              6,453          2,900,412
Nong Shim Co. Ltd.                                                                                       1,337            329,447
PepsiCo, Inc.                                                                                            7,760            568,498
                                                                                                                     ------------
                                                                                                                     $  4,666,923
                                                                                                                     ------------
FOOD & DRUG STORES - 0.6%
CVS Caremark Corp.                                                                                      11,080       $    439,100
Lawson, Inc.                                                                                            18,200            575,814
                                                                                                                     ------------
                                                                                                                     $  1,014,914
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.5%
M-Real Oyj, "B" (l)                                                                                     47,350       $    264,878
Stora Enso Oyj                                                                                          28,530            556,150
                                                                                                                     ------------
                                                                                                                     $    821,028
                                                                                                                     ------------
GAMING & LODGING - 0.4%
Royal Caribbean Cruises Ltd. (l)                                                                        18,820       $    734,545
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.5%
Macy's, Inc.                                                                                            26,090       $    843,229
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
WellPoint, Inc. (a)                                                                                     12,830       $  1,012,544
                                                                                                                     ------------
INSURANCE - 3.3%
Allstate Corp.                                                                                          30,300       $  1,732,857
Aviva PLC                                                                                               37,200            560,014
Benfield Group PLC                                                                                      47,640            282,584
Genworth Financial, Inc., "A"                                                                           14,790            454,497
Hartford Financial Services Group, Inc.                                                                  6,130            567,332
Jardine Lloyd Thompson Group PLC (l)                                                                    55,860            426,746
MetLife, Inc.                                                                                           18,580          1,295,583
Prudential Financial, Inc.                                                                               4,100            400,078
                                                                                                                     ------------
                                                                                                                     $  5,719,691
                                                                                                                     ------------
LEISURE & TOYS - 0.4%
Heiwa Corp.                                                                                             19,000       $    223,890
NAMCO BANDAI Holdings, Inc. (l)                                                                         19,500            283,828
Sankyo Co. Ltd. (l)                                                                                      5,600            226,958
                                                                                                                     ------------
                                                                                                                     $    734,676
                                                                                                                     ------------
MACHINERY & TOOLS - 0.9%
Assa Abloy AB, "B"                                                                                      37,310       $    775,088
Deere & Co.                                                                                              3,390            503,144
GEA Group AG (a)                                                                                         9,880            347,829
                                                                                                                     ------------
                                                                                                                     $  1,626,061
                                                                                                                     ------------
MAJOR BANKS - 4.7%
Bank of America Corp.                                                                                   34,704       $  1,744,570
Bank of New York Mellon Corp.                                                                           28,341          1,250,972
Credit Agricole S.A.                                                                                    40,752          1,573,097
PNC Financial Services Group, Inc. (l)                                                                   9,250            629,925
Royal Bank of Scotland Group PLC                                                                       100,044          1,074,307
State Street Corp.                                                                                       4,800            327,168
SunTrust Banks, Inc.                                                                                     6,890            521,366
Svenska Handelsbanken AB, "A"                                                                           17,400            540,520
UniCredito Italiano S.p.A.                                                                              48,600            416,128
                                                                                                                     ------------
                                                                                                                     $  8,078,053
                                                                                                                     ------------
METALS & MINING - 0.6%
Anglo American PLC                                                                                      15,200       $  1,022,553
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.4%
Tokyo Gas Co. Ltd. (l)                                                                                 147,000       $    685,449
                                                                                                                     ------------
OIL SERVICES - 0.2%
Fugro N.V.                                                                                               5,170       $    420,021
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.9%
Aiful Corp.                                                                                             28,450       $    446,333
American Express Co.                                                                                     9,380            556,891
Bangkok Bank Public Co. Ltd.                                                                           108,600            364,376
Citigroup, Inc.                                                                                         29,303          1,367,571
DNB Holding A.S.A.                                                                                      39,200            601,337
Fannie Mae                                                                                              17,040          1,036,202
Hachijuni Bank Ltd. (l)                                                                                 43,000            309,940
Hana Financial Group, Inc.                                                                               6,170            290,920
ING Groep N.V.                                                                                          34,550          1,534,852
Joyo Bank Ltd. (l)                                                                                      43,000            240,232
Sapporo Hokuyo Holdings, Inc.                                                                               29            288,142
Shinhan Financial Group Co. Ltd.                                                                         5,340            348,940
Shizuoka Bank Ltd. (l)                                                                                  33,000            320,983
Takefuji Corp. (l)                                                                                      12,210            242,636
Unione di Banche Italiane Scpa                                                                          16,226            436,478
                                                                                                                     ------------
                                                                                                                     $  8,385,833
                                                                                                                     ------------
PHARMACEUTICALS - 5.7%
Astellas Pharma, Inc. (l)                                                                               18,300       $    878,834
GlaxoSmithKline PLC                                                                                     89,810          2,382,555
Hisamitsu Pharmaceutical Co., Inc.                                                                      17,000            462,283
Johnson & Johnson                                                                                       20,950          1,376,415
Merck & Co., Inc.                                                                                       14,780            763,978
Novartis AG                                                                                             28,700          1,584,716
Pfizer, Inc.                                                                                            14,820            362,053
Roche Holding AG                                                                                         5,900          1,070,376
Wyeth                                                                                                   19,930            887,882
                                                                                                                     ------------
                                                                                                                     $  9,769,092
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.3%
Reed Elsevier PLC                                                                                       46,410       $    586,649
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.3%
Burlington Northern Santa Fe Corp.                                                                       5,370       $    435,883
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.2%
Praxair, Inc.                                                                                            4,020       $    336,715
                                                                                                                     ------------
SPECIALTY STORES - 0.2%
Praktiker Bau-und
Heimwerkermaerkte Holding AG                                                                             8,360       $    313,166
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
KDDI Corp.                                                                                                 101       $    750,007
Sprint Nextel Corp.                                                                                     25,910            492,290
Vodafone Group PLC                                                                                     516,970          1,866,329
                                                                                                                     ------------
                                                                                                                     $  3,108,626
                                                                                                                     ------------
TELEPHONE SERVICES - 2.1%
AT&T, Inc.                                                                                               8,770       $    371,059
Embarq Corp.                                                                                             5,514            306,578
Royal KPN N.V.                                                                                          51,810            899,795
Telefonica S.A.                                                                                         37,540          1,051,608
Telekom Austria AG                                                                                      28,740            752,597
TELUS Corp. (non-voting shares)                                                                          3,950            222,602
                                                                                                                     ------------
                                                                                                                     $  3,604,239
                                                                                                                     ------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                                      29,646       $  2,061,286
                                                                                                                     ------------
TRUCKING - 0.8%
TNT N.V.                                                                                                30,980       $  1,299,775
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 1.8%
Dominion Resources, Inc.                                                                                 6,870       $    579,141
E.ON AG                                                                                                  7,750          1,433,993
FPL Group, Inc.                                                                                          9,610            585,057
United Utilities PLC                                                                                    34,580            495,109
                                                                                                                     ------------
                                                                                                                     $  3,093,300
                                                                                                                     ------------
   TOTAL COMMON STOCKS                                                                                               $102,576,623
                                                                                                                     ------------
BONDS - 34.1%
ASSET BACKED & SECURITIZED - 2.8%
Bayview Commercial Asset Trust, FRN, 4.808%, 2023 (n)                                          CAD     170,000       $    161,626
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                $       500,000            495,232
Commercial Mortgage Asset Trust, FRN, 1.121%, 2032 (i)(n)                                            3,834,046            127,630
Commercial Mortgage Pass-Through Certificates, FRN, 3.04%, 2017 (n)                                    360,000            359,248
Commercial Mortgage Pass-Through Certificates, FRN, 5.952%, 2017 (n)                                   700,000            696,889
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                  151,393            148,286
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                  7,161              7,148
First Union National Bank Commercial Mortgage Trust, FRN, 1.219%, 2043 (i)(n)                        7,853,443            206,985
IMPAC CMB Trust, FRN, 5.481%, 2036                                                                     632,367            615,746
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                       126,019            122,890
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.383%, 2041                                 606,421            600,844
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.912%, 2018 (n)                         123,062            123,004
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                 275,000            263,722
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045                                             210,000            209,993
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047                                             180,000            176,463
Wachovia Bank Commercial Mortgage Trust, FRN, 5.651%, 2048                                             500,000            492,811
                                                                                                                     ------------
                                                                                                                     $  4,808,517
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.7%
Codelco, Inc., 6.15%, 2036                                                                     $       135,000       $    132,311
Gazprom International S.A., 7.201%, 2020                                                               382,502            389,674
Gazprom International S.A., 6.51%, 2022 (n)                                                            120,000            118,788
Pemex Project Funding Master Trust, 8.625%, 2022                                                       143,000            176,382
Petronas Capital Ltd., 7.875%, 2022                                                                    254,000            304,954
                                                                                                                     ------------
                                                                                                                     $  1,122,109
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.7%
Republic of Argentina, FRN, 5.475%, 2012                                                       $       326,875       $    293,597
Republic of South Africa, 5.875%, 2022                                                                 141,000            138,004
United Mexican States, 5.625%, 2017                                                                    404,000            402,788
United Mexican States, 6.75%, 2034                                                                     357,000            388,238
                                                                                                                     ------------
                                                                                                                     $  1,222,627
                                                                                                                     ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.6%
Canada Housing Trust, 4.6%, 2011                                                               CAD     410,000       $    415,504
Development Bank of Japan, 1.75%, 2010                                                         JPY  53,000,000            470,338
Development Bank of Japan, 1.4%, 2012                                                          JPY 212,000,000          1,855,940
Development Bank of Japan, 1.6%, 2014                                                          JPY 120,000,000          1,059,259
Development Bank of Japan, 1.05%, 2023                                                         JPY 280,000,000          2,113,455
Development Bank of Japan, 2.3%, 2026                                                          JPY 120,000,000          1,059,921
Eksportfinans A.S.A., 1.6%, 2014                                                               JPY 154,000,000          1,351,095
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                        JPY 240,000,000          2,160,310
KfW Bankengruppe, 1.35%, 2014                                                                  JPY  97,000,000            843,478
                                                                                                                     ------------
                                                                                                                     $ 11,329,300
                                                                                                                     ------------
INTERNATIONAL MARKET SOVEREIGN - 18.2%
Federal Republic of Germany, 5.25%, 2010                                                       EUR   1,388,000       $  2,038,485
Federal Republic of Germany, 3.75%, 2015                                                       EUR     267,000            368,956
Federal Republic of Germany, 6.25%, 2030                                                       EUR   1,562,000          2,725,017
Government of Canada, 4.5%, 2015                                                               CAD     561,000            571,055
Government of Canada, 5.75%, 2033                                                              CAD     134,000            161,145
Kingdom of Belgium, 3.75%, 2009                                                                EUR   1,215,000          1,726,196
Kingdom of Belgium, 5.5%, 2017                                                                 EUR   1,257,000          1,937,486
Kingdom of Denmark, 4%, 2015                                                                   DKK   3,972,000            741,675
Kingdom of Netherlands, 3.75%, 2014                                                            EUR   1,342,000          1,855,676
Kingdom of Spain, 5.35%, 2011                                                                  EUR   2,825,000          4,198,802
Kingdom of Sweden, 4.5%, 2015                                                                  SEK   2,540,000            399,764
Quebec Province, 1.6%, 2013                                                                    JPY  79,000,000            693,803
Republic of Austria, 5%, 2012 (z)                                                              EUR   1,868,000          2,751,114
Republic of Finland, 5.375%, 2013                                                              EUR     871,000          1,311,548
Republic of France, 6%, 2025                                                                   EUR   1,543,000          2,570,632
Republic of France, 4.75%, 2035                                                                EUR     645,000            933,389
Republic of Ireland, 4.6%, 2016                                                                EUR     991,000          1,432,606
United Kingdom Treasury, 9%, 2011                                                              GBP     308,000            714,250
United Kingdom Treasury, 8%, 2015                                                              GBP     777,000          1,897,261
United Kingdom Treasury, 8%, 2021                                                              GBP     344,000            912,733
United Kingdom Treasury, 4.25%, 2036                                                           GBP     689,000          1,330,713
                                                                                                                     ------------
                                                                                                                     $ 31,272,306
                                                                                                                     ------------
MORTGAGE BACKED - 1.4%
Fannie Mae, 5.369%, 2013                                                                       $       147,328       $    148,485
Fannie Mae, 4.78%, 2015                                                                                 98,969             95,937
Fannie Mae, 4.856%, 2015                                                                                78,640             75,843
Fannie Mae, 4.98%, 2015                                                                                 65,260             64,019
Fannie Mae, 5.09%, 2016                                                                                 99,000             97,270
Fannie Mae, 5.423%, 2016                                                                               106,068            105,839
Fannie Mae, 4.994%, 2017                                                                                44,137             43,047
Fannie Mae, 5.05%, 2017                                                                                 90,000             88,146
Fannie Mae, 5.32%, 2017                                                                                 72,742             71,564
Fannie Mae, 5.5%, 2024                                                                                 180,897            181,272
Freddie Mac, 5%, 2022 - 2025                                                                         1,347,356          1,347,793
Freddie Mac, 4%, 2024                                                                                  174,834            172,985
                                                                                                                     ------------
                                                                                                                     $  2,492,200
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.1%
Intergas Finance B.V., 6.875%, 2011                                                            $       171,000       $    173,548
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
OJSC Vimpel-Communications, 8.25%, 2016                                                        $       198,000       $    203,524
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 0.8%
Aid-Egypt, 4.45%, 2015                                                                         $       349,000       $    338,530
Small Business Administration, 5.09%, 2025                                                              69,160             68,593
Small Business Administration, 5.21%, 2026                                                             817,118            815,267
Small Business Administration, 5.36%, 2026                                                              98,217             98,522
                                                                                                                     ------------
                                                                                                                     $  1,320,912
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 2.7%
U.S. Treasury Bonds, 8%, 2021                                                                  $       868,000       $  1,144,810
U.S. Treasury Notes, 4.75%, 2012                                                                     1,042,000          1,065,852
U.S. Treasury Notes, 4%, 2015 (f)                                                                    1,445,000          1,405,828
U.S. Treasury Notes, TIPS, 2%, 2014                                                                  1,005,578            991,123
                                                                                                                     ------------
                                                                                                                     $  4,607,613
                                                                                                                     ------------
   TOTAL BONDS                                                                                                       $ 58,552,656
                                                                                                                     ------------

                                                                                                    NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                                                                   OF CONTRACTS            VALUE

ALL OPTIONS PURCHASED - 0.0%
U.S. Treasury Notes 10yr - October 2007 @ $109 (a)                                             $            12       $     10,125
                                                                                                                     ------------

ISSUER                                                                                            SHARES/PAR           VALUE ($)

SHORT-TERM OBLIGATIONS (y) - 6.0%
Abbey National North America LLC, 5.2%, due 10/01/07                                           $     6,846,000       $  6,846,000
DEPFA Bank PLC, 5.1%, due 10/19/07 (t)                                                               1,000,000            997,450
Societe Generale North America Inc, 5.1%, due 10/01/07                                               2,498,000          2,498,000
   TOTAL SHORT-TERM OBLIGATIONS                                                                                      $ 10,341,450
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 6.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    11,354,989       $ 11,354,989
                                                                                                                     ------------
   TOTAL INVESTMENTS(k)                                                                                              $182,835,843
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                               (10,921,731)
                                                                                                                     ------------
   NET ASSETS - 100.0%                                                                                               $171,914,112
                                                                                                                     ------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $56,159,947 and 30.72% of market value. An independent pricing service provided an evaluated bid for
    30.27% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,794,170, representing 1.04% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                    ACQUISITION      CURRENT MARKET     TOTAL % OF NET
RESTRICTED SECURITIES                      ACQUISITION DATE             COST             VALUE             ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012              1/07/05-6/25/07           $2,580,998        $2,751,114           1.6%

The following abbreviations are used in this report and are defined:
ADR          American Depository Receipt
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
IPS          International Preference Stock
SDR          Swedish Depository Receipt
TIPS         Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.  All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

             AUD      Australian Dollar
             BRL      Brazilian Real
             CAD      Canadian Dollar
             CHF      Swiss Franc
             CLP      Chilean Peso
             DKK      Danish Krone
             EUR      Euro
             GBP      British Pound
             IDR      Indonesian Rupiah
             JPY      Japanese Yen
             MXN      Mexican Peso
             MYR      Malaysian Ringgit
             NOK      Norwegian Krone
             NZD      New Zealand Dollar
             PHP      Philippine Peso
             PLN      Polish Zloty
             RUB      Russian Ruble
             SEK      Swedish Krona
             SGD      Singapore Dollar
             TRY      Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL TOTAL RETURN SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $163,251,909
                                                              ============
Gross unrealized appreciation                                 $ 22,959,262
Gross unrealized depreciation                                   (3,375,328)
                                                              ------------
Net unrealized appreciation (depreciation)                    $ 19,583,934
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                             NET UNREALIZED
                              CONTRACTS TO      SETTLEMENT                                    CONTRACTS       APPRECIATION
TYPE           CURRENCY      DELIVER/RECEIVE   DATE RANGE           IN EXCHANGE FOR           AT VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
APPRECIATION
Buy              AUD                492,092       11/19/07              $  413,788           $  436,294        $  22,506
Buy              BRL                187,272       10/22/07                  99,985              101,891            1,906
Buy              CAD                257,268       11/13/07                 252,644              259,034            6,390
Buy              CHF                695,938       10/04/07                 584,391              598,376           13,985
Buy              CLP             51,267,273       10/26/07                  99,985              100,323              338
Buy              DKK                201,855       10/10/07                  36,473               38,651            2,178
Buy              EUR              6,309,147   11/19/07-12/19/07          8,775,114            9,014,144          239,030
Buy              GBP                519,791       12/19/07               1,041,662            1,061,244           19,582
Buy              JPY          1,097,304,674       11/13/07               9,570,074            9,617,996           47,922
Sell             JPY             23,386,790       11/13/07                 207,727              204,987            2,740
Buy              MXN              1,896,170       12/18/07                 170,895              172,506            1,611
Buy              MYR                356,838       10/24/07                 103,974              104,838              864
Buy              NOK              2,606,108   10/9/07-12/14/07             457,626              483,270           25,644
Buy              NZD                243,673       11/19/07                 177,431              183,995            6,564
Buy              PHP              4,699,611       10/24/07                 103,974              104,204              230
Buy              PLN                580,822       11/30/07                 217,366              220,110            2,744
Buy              RUB              2,506,372       10/25/07                  99,985              100,644              659
Buy              SEK              4,596,689       11/13/07                 679,410              714,992           35,582
Buy              SGD                156,680   10/4/07-10/24/07             104,653              105,633              980
Sell             SGD                  1,032       10/04/07                     695                  694                1
Buy              TRY                123,631       10/17/07                  99,985              101,589            1,604
                                                                                                               ---------
                                                                                                               $ 433,060
                                                                                                               =========
DEPRECIATION
Sell             AUD                212,906       11/19/07              $  180,923           $  188,765        $  (7,842)
Sell             CAD                163,328       10/10/07                 155,000              164,386           (9,386)
Sell             CHF                301,258       10/04/07                 250,000              259,025           (9,025)
Sell             DKK              1,584,350       10/10/07                 293,568              303,367           (9,799)
Sell             EUR              5,584,556   12/14/07-12/19/07          7,783,390            7,981,196         (197,806)
Sell             GBP                932,506       12/14/07               1,881,993            1,904,072          (22,079)
Buy              IDR            948,760,013       10/24/07                 103,974              103,477             (497)
Sell             JPY            103,218,201       11/13/07                 895,734              904,719           (8,985)
Sell             NOK                166,094       10/09/07                 290,000              309,020          (19,020)
Sell             NZD                243,673       11/19/07                 172,701              183,995          (11,294)
Sell             SEK              2,590,140       11/13/07                 397,956              402,883           (4,927)
                                                                                                               ---------
                                                                                                               $(300,660)
                                                                                                               =========

FUTURES CONTRACTS OUTSTANDING AT 9/30/07
                                                                                                    UNREALIZED
                                                                                  EXPIRATION      APPRECIATION
DESCRIPTION                                    CONTRACTS           VALUE            DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)               4             $4,704,406         Dec-07           $(20,584)

At  September  30,  2007,  the series had  sufficient  cash and/or  other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------------
United States                      33.7%
----------------------------------------
Japan                              11.9%
----------------------------------------
United Kingdom                      9.7%
----------------------------------------
Germany                             6.4%
----------------------------------------
France                              5.4%
----------------------------------------
Netherlands                         4.2%
----------------------------------------
Switzerland                         4.0%
----------------------------------------
Spain                               3.1%
----------------------------------------
Belgium                             2.1%
----------------------------------------
Other Countries                    19.5%
----------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Government Securities Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Government Securities Series

ISSUER                                                                                          SHARES/PAR             VALUE ($)

BONDS - 98.7%

AGENCY - OTHER - 5.2%
Financing Corp., 9.4%, 2018                                                                    $  5,475,000          $  7,385,868
Financing Corp., 9.8%, 2018                                                                       7,760,000            10,745,078
Financing Corp., 10.35%, 2018                                                                     7,065,000            10,152,186
Financing Corp., STRIPS, 0%, 2017                                                                 8,940,000             5,391,794
                                                                                                                     ------------
                                                                                                                     $ 33,674,926
                                                                                                                     ------------
MORTGAGE BACKED - 51.2%
Fannie Mae, 5.78%, 2008                                                                        $  1,583,238          $  1,584,257
Fannie Mae, 4.73%, 2012                                                                             921,810               906,030
Fannie Mae, 4.79%, 2012 - 2015                                                                    7,259,377             7,164,331
Fannie Mae, 4.543%, 2013                                                                            935,159               903,299
Fannie Mae, 4.845%, 2013                                                                          1,766,174             1,727,459
Fannie Mae, 5%, 2013 - 2027                                                                      22,373,519            22,155,538
Fannie Mae, 5.06%, 2013                                                                             899,180               886,869
Fannie Mae, 5.369%, 2013                                                                          1,584,262             1,596,705
Fannie Mae, 4.547%, 2014                                                                          1,669,920             1,601,311
Fannie Mae, 4.6%, 2014                                                                              852,770               826,049
Fannie Mae, 4.666%, 2014                                                                          3,579,140             3,454,552
Fannie Mae, 4.77%, 2014                                                                             732,483               707,790
Fannie Mae, 4.82%, 2014 - 2015                                                                    3,085,119             2,990,705
Fannie Mae, 4.83%, 2014                                                                             482,497               470,871
Fannie Mae, 4.839%, 2014                                                                          5,734,164             5,575,771
Fannie Mae, 4.871%, 2014                                                                          3,182,451             3,107,341
Fannie Mae, 4.88%, 2014 - 2020                                                                    1,001,134               980,101
Fannie Mae, 5.1%, 2014                                                                              915,399               908,498
Fannie Mae, 4.56%, 2015                                                                           1,101,840             1,056,514
Fannie Mae, 4.62%, 2015                                                                           1,539,342             1,483,387
Fannie Mae, 4.665%, 2015                                                                            744,083               717,989
Fannie Mae, 4.69%, 2015                                                                             607,161               587,455
Fannie Mae, 4.7%, 2015                                                                            1,101,591             1,065,170
Fannie Mae, 4.74%, 2015                                                                             695,829               667,924
Fannie Mae, 4.78%, 2015                                                                             968,343               938,675
Fannie Mae, 4.81%, 2015                                                                             971,148               943,028
Fannie Mae, 4.815%, 2015                                                                            824,000               793,471
Fannie Mae, 4.85%, 2015                                                                             607,450               592,900
Fannie Mae, 4.87%, 2015                                                                             640,271               624,830
Fannie Mae, 4.89%, 2015                                                                             723,125               707,187
Fannie Mae, 4.925%, 2015                                                                          2,525,825             2,454,457
Fannie Mae, 5.034%, 2015                                                                            184,738               180,388
Fannie Mae, 5.471%, 2015                                                                          1,469,398             1,471,796
Fannie Mae, 5.09%, 2016                                                                             600,000               589,514
Fannie Mae, 5.423%, 2016                                                                          1,419,149             1,416,080
Fannie Mae, 6.5%, 2016 - 2036                                                                    11,812,566            12,096,844
Fannie Mae, 4.996%, 2017                                                                          2,337,478             2,279,757
Fannie Mae, 5.05%, 2017                                                                             936,000               916,717
Fannie Mae, 5.5%, 2017 - 2037                                                                    78,441,726            77,206,287
Fannie Mae, 6%, 2017 - 2037                                                                      11,600,995            11,689,418
Fannie Mae, 4.5%, 2019                                                                           23,641,397            22,785,340
Fannie Mae, 7.5%, 2022 - 2031                                                                     1,235,442             1,295,525
Freddie Mac, 4.5%, 2013 - 2021                                                                    3,977,055             3,959,346
Freddie Mac, 4.375%, 2015                                                                         3,223,883             3,168,960
Freddie Mac, 5%, 2016 - 2027                                                                     25,492,460            25,456,693
Freddie Mac, 6%, 2021 - 2035                                                                     28,071,134            28,214,397
Freddie Mac, 4%, 2024                                                                             1,642,274             1,624,910
Freddie Mac, 5.5%, 2024 - 2035                                                                   44,687,705            43,934,744
Freddie Mac, 6.5%, 2032 - 2037                                                                    7,475,311             7,634,707
Ginnie Mae, 5.5%, 2033 - 2034                                                                    12,205,828            12,051,161
                                                                                                                     ------------
                                                                                                                     $328,153,048
                                                                                                                     ------------
MUNICIPALS - 2.1%
California Educational Facilities Authority Rev. (Stanford
University), "T-1", 5%, 2039                                                                   $  6,165,000          $  6,848,082
Puerto Rico Highway & Transportation Authority Rev., "N", FGIC, 5.25%, 2039                       5,700,000             6,386,964
                                                                                                                     ------------
                                                                                                                     $ 13,235,046
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 18.9%
Aid-Egypt, 4.45%, 2015                                                                            3,299,000          $  3,200,030
Aid-Lebanon, 7.62%, 2009                                                                          2,326,157             2,407,550
Aid-Peru, 9.98%, 2008                                                                               546,243               555,245
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                      4,505,000             4,603,885
Fannie Mae, 4.625%, 2013                                                                            627,000               623,115
Farmer Mac, 5.5%, 2011 (n)                                                                        5,370,000             5,533,103
Federal Home Loan Bank, 4.625%, 2008                                                              7,000,000             6,992,356
Federal Home Loan Bank, 5.5%, 2008                                                                3,965,000             3,971,756
Federal Home Loan Bank, 5.25%, 2009                                                               7,235,000             7,314,079
Freddie Mac, 5.4%, 2009                                                                          26,122,000            26,297,984
Freddie Mac, 7%, 2010                                                                             8,626,000             9,138,747
Freddie Mac, 4.875%, 2013                                                                         1,859,000             1,870,210
Small Business Administration, 8.7%, 2009                                                            54,735                55,618
Small Business Administration, 9.05%, 2009                                                            3,668                 3,746
Small Business Administration, 10.05%, 2009                                                           3,137                 3,178
Small Business Administration, 6.34%, 2021                                                        1,940,493             2,003,215
Small Business Administration, 6.35%, 2021                                                        2,161,201             2,231,219
Small Business Administration, 6.44%, 2021                                                        2,460,019             2,544,652
Small Business Administration, 6.625%, 2021                                                       2,728,154             2,834,536
Small Business Administration, 6.07%, 2022                                                        2,195,950             2,255,719
Small Business Administration, 4.98%, 2023                                                        1,578,589             1,566,610
Small Business Administration, 4.34%, 2024                                                        2,114,196             2,012,106
Small Business Administration, 4.72%, 2024                                                        2,154,918             2,099,624
Small Business Administration, 4.77%, 2024                                                        2,856,437             2,797,420
Small Business Administration, 4.86%, 2024                                                        1,998,281             1,962,824
Small Business Administration, 4.87%, 2024                                                        2,325,296             2,281,776
Small Business Administration, 4.88%, 2024                                                        1,766,808             1,736,197
Small Business Administration, 4.99%, 2024                                                        2,508,666             2,480,334
Small Business Administration, 5.52%, 2024                                                        2,216,147             2,244,176
Small Business Administration, 4.76%, 2025                                                        3,447,592             3,342,696
Small Business Administration, 5.11%, 2025                                                        2,131,254             2,122,628
U.S. Department of Housing & Urban Development, 6.36%, 2016                                       6,000,000             6,225,306
U.S. Department of Housing & Urban Development, 6.59%, 2016                                       5,744,000             5,829,821
                                                                                                                     ------------
                                                                                                                     $121,141,461
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Bonds, 9.25%, 2016                                                               $  4,302,000          $  5,709,898
U.S. Treasury Bonds, 7.875%, 2021                                                                 6,299,000             8,171,970
U.S. Treasury Bonds, 6.25%, 2023                                                                  6,809,000             7,822,370
U.S. Treasury Bonds, 6.875%, 2025                                                                   504,000               621,653
U.S. Treasury Bonds, 6%, 2026                                                                    12,439,000            14,087,168
U.S. Treasury Bonds, 6.75%, 2026                                                                  3,598,000             4,412,048
U.S. Treasury Bonds, 6.25%, 2030                                                                    579,000               688,286
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                             8,038,000             3,979,839
U.S. Treasury Bonds, STRIPS, 0%, 2027                                                             5,409,000             2,010,233
U.S. Treasury Notes, 5.5%, 2008                                                                   9,172,000             9,225,023
U.S. Treasury Notes, 6.5%, 2010 (f)                                                              36,536,000            38,588,300
U.S. Treasury Notes, 5.125%, 2011                                                                17,321,000            17,923,182
U.S. Treasury Notes, 4.25%, 2013                                                                  6,576,000             6,569,319
U.S. Treasury Notes, 4%, 2014                                                                     5,310,000             5,211,266
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                           4,907,937             5,008,397
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                           6,821,536             6,870,569
                                                                                                                     ------------
                                                                                                                     $136,899,521
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $633,104,002
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 1.3%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $8,013,404
(secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $  8,010,000          $  8,010,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $641,114,002
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                     101,593
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $641,215,595
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $633,104,002 and 98.75% of market value. An independent pricing service provided an evaluated bid for
    98.29% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,533,103, representing 0.9% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS       Separate Trading of Registered Interest and Principal of Securities
TIPS         Treasury Inflation Protected Security

Insurers
---------------------------------------------------------------------------------------------------------------------------------
FGIC         Financial Guaranty Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GOVERNMENT SECURITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $650,523,234
                                                                             ============
Gross unrealized appreciation                                                $  4,197,946
Gross unrealized depreciation                                                 (13,607,178)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $ (9,409,232)
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                              UNREALIZED
                                                                                             EXPIRATION      APPRECIATION
DESCRIPTION                                          CONTRACTS                VALUE             DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                               56                $ 6,235,250         Dec-07           $ 5,929
U.S. Treasury Note 10 yr (Long)                          97                 10,600,281         Dec-07            73,168
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                $79,097
                                                                                                                =======

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        High Yield Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - High Yield Series

ISSUER                                                                                            SHARES/PAR         VALUE ($)

BONDS - 81.4%

AEROSPACE - 1.4%
Bombardier, Inc., 8%, 2014 (n)                                                                 $     1,723,000     $    1,804,842
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                               1,455,000          1,487,738
Vought Aircraft Industries, Inc., 8%, 2011                                                           1,615,000          1,578,663
                                                                                                                   --------------
                                                                                                                   $    4,871,243
                                                                                                                   --------------
AIRLINES - 0.5%
Continental Airlines, Inc., 6.9%, 2017                                                         $       306,782     $      291,251
Continental Airlines, Inc., 6.748%, 2017                                                               277,398            268,383
Continental Airlines, Inc., 6.795%, 2020                                                               547,987            510,655
Continental Airlines, Inc., 7.566%, 2020                                                               759,396            744,208
                                                                                                                   --------------
                                                                                                                   $    1,814,497
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.6%
Levi Strauss & Co., 12.25%, 2012                                                               $       830,000     $      892,442
Levi Strauss & Co., 9.75%, 2015                                                                        980,000          1,029,000
                                                                                                                   --------------
                                                                                                                   $    1,921,442
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 1.9%
Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011 (z)                                                    $       665,000     $      610,802
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                   1,300,000            954,687
Arbor Realty Mortgage Securities, CDO, FRN, 7.48%, 2038 (z)                                            695,469            670,091
Babson CLO Ltd., "D", FRN, 6.65%, 2018 (n)                                                             670,000            540,020
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)                                                            950,000            763,771
CWCapital Cobalt Ltd., CDO, "F", FRN, 6.66%, 2050 (z)                                                  500,000            412,295
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                       855,000            847,741
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051                                  690,000            669,156
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050                                                        690,000            659,730
Wachovia Credit, CDO, FRN, 6.552%, 2026 (z)                                                            376,000            314,490
                                                                                                                   --------------
                                                                                                                   $    6,442,783
                                                                                                                   --------------
AUTOMOTIVE - 5.0%
Ford Motor Credit Co., 8.625%, 2010                                                            $     1,065,000     $    1,055,803
Ford Motor Credit Co. LLC, 9.75%, 2010                                                               7,090,000          7,233,119
Ford Motor Credit Co. LLC, 7%, 2013                                                                    729,000            658,797
Ford Motor Credit Co. LLC, 8%, 2016                                                                  1,460,000          1,365,837
Ford Motor Credit Co. LLC., FRN, 7.992%, 2012                                                          930,000            878,766
General Motors Corp., 8.375%, 2033                                                                   3,641,000          3,190,426
Goodyear Tire & Rubber Co., 9%, 2015                                                                   599,000            639,432
TRW Automotive, Inc., 7%, 2014 (n)                                                                   1,975,000          1,915,750
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                  185,000            180,375
                                                                                                                   --------------
                                                                                                                   $   17,118,305
                                                                                                                   --------------
BROADCASTING - 4.7%
Allbritton Communications Co., 7.75%, 2012                                                     $     2,078,000     $    2,098,780
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                          835,000            747,325
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                                 960,000            969,600
Clear Channel Communications, Inc., 5.5%, 2014                                                       1,865,000          1,464,331
Intelsat Bermuda Ltd., 11.25%, 2016                                                                  2,405,000          2,576,356
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                            1,590,000          1,307,775
Intelsat Ltd., FRN, 11.409%, 2013                                                                      580,000            606,100
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                     900,000            918,000
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)                                                     1,505,000          1,535,100
LBI Media, Inc., 8.5%, 2017 (n)                                                                        940,000            935,300
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                   3,090,000          3,012,750
                                                                                                                   --------------
                                                                                                                   $   16,171,417
                                                                                                                   --------------
BUILDING - 1.2%
Interface, Inc., 10.375%, 2010                                                                 $       943,000     $      994,865
Interface, Inc., 9.5%, 2014                                                                            170,000            177,650
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                    1,013,000            622,995
Nortek Holdings, Inc., 8.5%, 2014                                                                      975,000            845,813
Ply Gem Industries, Inc., 9%, 2012                                                                   1,780,000          1,441,800
                                                                                                                   --------------
                                                                                                                   $    4,083,123
                                                                                                                   --------------
BUSINESS SERVICES - 1.2%
Nortel Networks Corp., 10.75%, 2016 (n)                                                        $       490,000     $      512,050
SunGard Data Systems, Inc., 10.25%, 2015                                                             3,345,000          3,495,525
                                                                                                                   --------------
                                                                                                                   $    4,007,575
                                                                                                                   --------------
CABLE TV - 1.9%
CCH I Holdings LLC, 11%, 2015                                                                  $     1,639,000     $    1,659,487
CCO Holdings LLC, 8.75%, 2013                                                                        2,030,000          2,040,150
CSC Holdings, Inc., 6.75%, 2012                                                                      1,905,000          1,833,562
NTL Cable PLC, 9.125%, 2016                                                                          1,130,000          1,172,375
                                                                                                                   --------------
                                                                                                                   $    6,705,574
                                                                                                                   --------------
CHEMICALS - 3.3%
Equistar Chemicals LP, 10.125%, 2008                                                           $       746,000     $      770,245
Innophos, Inc., 8.875%, 2014                                                                         1,600,000          1,584,000
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                   1,960,000          1,675,800
Koppers, Inc., 9.875%, 2013                                                                          1,365,000          1,443,488
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                               1,205,000          1,192,950
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                 695,000            688,050
Mosaic Co., 7.625%, 2016 (n)                                                                         1,780,000          1,897,925
Nalco Co., 8.875%, 2013                                                                              1,895,000          1,989,750
                                                                                                                   --------------
                                                                                                                   $   11,242,208
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.1%
ACCO Brands Corp., 7.625%, 2015                                                                $     1,505,000     $    1,437,275
Corrections Corp. of America, 6.25%, 2013                                                            1,090,000          1,073,650
GEO Group, Inc., 8.25%, 2013                                                                         1,270,000          1,282,700
Jarden Corp., 7.5%, 2017                                                                             1,335,000          1,291,613
Kar Holdings, Inc., 10%, 2015 (n)                                                                    1,810,000          1,696,875
Realogy Corp., 10.5%, 2014 (n)                                                                       1,510,000          1,287,275
Realogy Corp., 12.375%, 2015 (n)                                                                       815,000            615,325
Service Corp. International, 7.375%, 2014                                                              700,000            719,250
Service Corp. International, 6.75%, 2015                                                               405,000            401,963
Service Corp. International, 7%, 2017                                                                2,830,000          2,780,475
Visant Holding Corp., 8.75%, 2013                                                                    1,511,000          1,544,998
                                                                                                                   --------------
                                                                                                                   $   14,131,399
                                                                                                                   --------------
CONTAINERS - 1.0%
Graham Packaging Co. LP, 9.875%, 2014                                                          $       980,000     $      970,200
Greif, Inc., 6.75%, 2017                                                                             1,005,000          1,002,487
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                    1,360,000          1,407,600
                                                                                                                   --------------
                                                                                                                   $    3,380,287
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.9%
L-3 Communications Corp., 6.125%, 2014                                                         $     1,825,000     $    1,788,500
L-3 Communications Corp., 5.875%, 2015                                                               1,300,000          1,248,000
                                                                                                                   --------------
                                                                                                                   $    3,036,500
                                                                                                                   --------------
ELECTRONICS - 1.8%
Avago Technologies Finance, 11.875%, 2015                                                      $       740,000     $      825,100
Flextronics International Ltd., 6.25%, 2014                                                            525,000            490,875
Freescale Semiconductor, Inc., 10.125%, 2016                                                         3,135,000          2,915,550
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                                 655,000            630,438
Spansion LLC, 11.25%, 2016 (n)                                                                       1,545,000          1,514,100
                                                                                                                   --------------
                                                                                                                   $    6,376,063
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.9%
Republic of Argentina, FRN, 5.475%, 2012                                                       $     1,908,750     $    1,714,427
Republic of Venezuela, 7%, 2018                                                                        865,000            769,850
Republic of Venezuela, 6%, 2020                                                                        947,000            762,335
                                                                                                                   --------------
                                                                                                                   $    3,246,612
                                                                                                                   --------------
ENERGY - INDEPENDENT - 4.1%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                       $     1,525,000     $    1,429,687
Chesapeake Energy Corp., 7%, 2014                                                                    1,358,000          1,366,487
Chesapeake Energy Corp., 6.375%, 2015                                                                1,945,000          1,908,531
Forest Oil Corp., 7.25%, 2019 (n)                                                                      915,000            915,000
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                   560,000            547,400
Hilcorp Energy I LP, 9%, 2016 (n)                                                                    1,635,000          1,667,700
Mariner Energy, Inc., 8%, 2017                                                                       1,295,000          1,265,863
Newfield Exploration Co., 6.625%, 2014                                                               1,160,000          1,139,700
Plains Exploration & Production Co., 7%, 2017                                                        2,590,000          2,421,650
Quicksilver Resources, Inc., 7.125%, 2016                                                            1,580,000          1,556,300
                                                                                                                   --------------
                                                                                                                   $   14,218,318
                                                                                                                   --------------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 8%, 2014                                                              $       330,000     $      314,325
AMC Entertainment, Inc., 11%, 2016                                                                     850,000            905,250
                                                                                                                   --------------
                                                                                                                   $    1,219,575
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 2.2%
General Motors Acceptance Corp., 6.875%, 2011                                                  $     3,557,000     $    3,385,069
General Motors Acceptance Corp., 6.75%, 2014                                                         3,153,000          2,857,807
General Motors Acceptance Corp., 8%, 2031                                                              566,000            555,292
Residential Capital LLC, 7.125%, 2008                                                                  650,000            581,750
Residential Capital LLC, 6.5%, 2012                                                                    179,000            144,990
                                                                                                                   --------------
                                                                                                                   $    7,524,908
                                                                                                                   --------------
FOOD & BEVERAGES - 1.7%
ARAMARK Corp., 8.5%, 2015                                                                      $     2,350,000     $    2,397,000
B&G Foods Holding Corp., 8%, 2011                                                                    1,190,000          1,178,100
Del Monte Corp., 6.75%, 2015                                                                         1,350,000          1,296,000
Michael Foods, Inc., 8%, 2013                                                                          950,000            950,000
                                                                                                                   --------------
                                                                                                                   $    5,821,100
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 1.5%
Buckeye Technologies, Inc., 8%, 2010                                                           $       316,000     $      322,320
Buckeye Technologies, Inc., 8.5%, 2013                                                               2,165,000          2,186,650
Jefferson Smurfit Corp., 8.25%, 2012                                                                 1,435,000          1,438,588
JSG Funding PLC, 7.75%, 2015                                                                           150,000            146,250
Millar Western Forest Products, Ltd., 7.75%, 2013                                                    1,395,000          1,102,050
                                                                                                                   --------------
                                                                                                                   $    5,195,858
                                                                                                                   --------------
GAMING & LODGING - 6.2%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                         $     1,260,000     $    1,181,250
Greektown Holdings, 10.75%, 2013 (n)                                                                   320,000            316,800
Harrah's Entertainment, Inc., 5.75%, 2017                                                            3,945,000          3,017,925
Harrah's Operating Co., Inc., 5.375%, 2013                                                             505,000            409,050
Isle of Capri Casinos, Inc., 7%, 2014                                                                1,075,000            962,125
Majestic Star Casino LLC, 9.75%, 2011                                                                  970,000            814,800
Mandalay Resort Group, 9.375%, 2010                                                                  1,085,000          1,136,538
MGM Mirage, Inc., 8.5%, 2010                                                                         1,165,000          1,217,425
MGM Mirage, Inc., 8.375%, 2011                                                                       2,405,000          2,507,213
MGM Mirage, Inc., 6.75%, 2013                                                                        1,125,000          1,099,688
MGM Mirage, Inc., 5.875%, 2014                                                                         970,000            893,613
MGM Mirage, Inc., 7.5%, 2016                                                                           715,000            710,531
Pinnacle Entertainment, Inc., 8.25%, 2012                                                            1,055,000          1,068,188
Station Casinos, Inc., 6.5%, 2014                                                                    2,635,000          2,318,800
Wimar Opco LLC, 9.625%, 2014 (n)                                                                     2,120,000          1,643,000
Wynn Las Vegas LLC, 6.625%, 2014                                                                     1,995,000          1,955,100
                                                                                                                   --------------
                                                                                                                   $   21,252,046
                                                                                                                   --------------
INDUSTRIAL - 1.0%
Blount, Inc., 8.875%, 2012                                                                     $     1,445,000     $    1,468,481
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                    2,075,000          2,106,125
                                                                                                                   --------------
                                                                                                                   $    3,574,606
                                                                                                                   --------------
INSURANCE - HEALTH - 0.2%
Centene Corp., 7.25%, 2014                                                                     $       795,000     $      779,100
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)                                                            $     1,160,000     $    1,041,100
                                                                                                                   --------------
MACHINERY & TOOLS - 0.6%
Case New Holland, Inc., 7.125%, 2014                                                           $     2,100,000     $    2,152,500
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.4%
Advanced Medical Optics, Inc., 7.5%, 2017                                                      $       720,000     $      662,400
Community Health Systems, Inc., 8.875%, 2015 (n)                                                     2,205,000          2,265,637
Cooper Cos., Inc., 7.125%, 2015                                                                      1,625,000          1,600,625
DaVita, Inc., 6.625%, 2013                                                                             740,000            734,450
DaVita, Inc., 7.25%, 2015                                                                            2,595,000          2,601,487
HCA, Inc., 6.375%, 2015                                                                              2,230,000          1,901,075
HCA, Inc., 9.25%, 2016 (n)                                                                           4,745,000          5,041,562
HealthSouth Corp., 10.75%, 2016                                                                      1,040,000          1,094,600
Psychiatric Solutions, Inc., 7.75%, 2015                                                             1,605,000          1,625,063
U.S. Oncology, Inc., 10.75%, 2014                                                                    2,150,000          2,219,875
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                 1,195,000          1,183,050
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                               290,000            288,550
VWR Funding, Inc., 10.25%, 2015 (n)                                                                    840,000            810,600
                                                                                                                   --------------
                                                                                                                   $   22,028,974
                                                                                                                   --------------
MEDICAL EQUIPMENT - 0.3%
LVB Acquisition Merger Sub, Inc., 10%, 2017 (z)                                                $       970,000     $      970,000
                                                                                                                   --------------
METALS & MINING - 3.9%
Arch Western Finance LLC, 6.75%, 2013                                                          $     1,660,000     $    1,626,800
FMG Finance Ltd., 10.625%, 2016 (n)                                                                  2,140,000          2,519,850
Foundation PA Coal Co., 7.25%, 2014                                                                    495,000            485,100
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                    1,340,000          1,447,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                   3,360,000          3,670,800
Peabody Energy Corp., 5.875%, 2016                                                                   1,255,000          1,229,900
Peabody Energy Corp., 7.375%, 2016                                                                   1,310,000          1,382,050
PNA Group, Inc., 10.75%, 2016                                                                        1,150,000          1,173,000
                                                                                                                   --------------
                                                                                                                   $   13,534,700
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.8%
AmeriGas Partners LP, 7.125%, 2016                                                             $     1,580,000     $    1,536,550
Inergy LP, 6.875%, 2014                                                                              1,435,000          1,384,775
                                                                                                                   --------------
                                                                                                                   $    2,921,325
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015                                                       $     1,625,000     $    1,600,625
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                               2,780,000          2,855,866
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                         750,000            778,125
Williams Cos., Inc., 7.125%, 2011                                                                      733,000            759,571
Williams Cos., Inc., 8.75%, 2032                                                                     1,285,000          1,479,356
Williams Partners LP, 7.25%, 2017                                                                    1,230,000          1,254,600
                                                                                                                   --------------
                                                                                                                   $    8,728,143
                                                                                                                   --------------
NETWORK & TELECOM - 3.2%
Cincinnati Bell, Inc., 8.375%, 2014                                                            $     1,705,000     $    1,700,737
Citizens Communications Co., 9.25%, 2011                                                             1,286,000          1,395,310
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                      1,120,000          1,181,600
Qwest Capital Funding, Inc., 7.25%, 2011                                                             1,035,000          1,040,175
Qwest Corp., 7.875%, 2011                                                                              465,000            488,250
Qwest Corp., 8.875%, 2012                                                                            1,530,000          1,669,613
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                        750,000            778,125
Windstream Corp., 8.625%, 2016                                                                       2,155,000          2,297,769
Windstream Corp., 7%, 2019                                                                             365,000            355,875
                                                                                                                   --------------
                                                                                                                   $   10,907,454
                                                                                                                   --------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc., 7.125%, 2016                                                      $     1,900,000     $    1,847,750
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                             1,270,000          1,308,100
GulfMark Offshore, Inc., 7.75%, 2014                                                                   745,000            748,725
                                                                                                                   --------------
                                                                                                                   $    3,904,575
                                                                                                                   --------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                                             $       923,000     $      955,305
                                                                                                                   --------------
PRINTING & PUBLISHING - 4.2% American Media Operations, Inc., 10.25%, 2009                     $     1,795,000     $    1,597,550
Dex Media, Inc., 0% to 2008, 9% to 2013                                                              1,710,000          1,607,400
Dex Media, Inc., 0% to 2008, 9% to 2013                                                              3,710,000          3,487,400
Idearc, Inc., 8%, 2016                                                                               3,885,000          3,875,288
Nielsen Finance LLC, 10%, 2014                                                                         910,000            962,325
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                       1,450,000          1,015,000
R.H. Donnelley Corp., 8.875%, 2016                                                                   1,785,000          1,818,469
                                                                                                                   --------------
                                                                                                                   $   14,363,432
                                                                                                                   --------------
RETAILERS - 1.3%
Buhrmann U.S., Inc., 7.875%, 2015                                                              $     1,035,000     $      967,725
Couche-Tard, Inc., 7.5%, 2013                                                                          930,000            946,275
Neiman Marcus Group, Inc., 9%, 2015                                                                  1,065,000          1,134,225
Rite Aid Corp., 9.5%, 2017 (n)                                                                       1,045,000            977,075
Sally Beauty Holdings, Inc., 9.25%, 2014                                                               445,000            449,450
                                                                                                                   --------------
                                                                                                                   $    4,474,750
                                                                                                                   --------------
SPECIALTY STORES - 1.1%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                         $     1,240,000     $    1,072,600
Claire's Stores, Inc., 10.5%, 2017 (n)                                                                 705,000            542,850
Michaels Stores, Inc., 10%, 2014                                                                       965,000            989,125
Payless ShoeSource, Inc., 8.25%, 2013                                                                1,300,000          1,257,750
                                                                                                                   --------------
                                                                                                                   $    3,862,325
                                                                                                                   --------------
SUPERMARKETS - 0.6%
Stater Brothers Holdings, Inc., 7.75%, 2015                                                    $     1,035,000     $    1,024,650
SUPERVALU, Inc., 7.5%, 2014                                                                          1,125,000          1,144,688
                                                                                                                   --------------
                                                                                                                   $    2,169,338
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
American Tower Corp., 7%, 2017 (z)                                                             $       615,000     $      618,844
Centennial Communications Corp., 10.125%, 2013                                                         655,000            694,300
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                               710,000            724,200
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                               295,000            300,900
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                      1,580,000          1,749,850
                                                                                                                   --------------
                                                                                                                   $    4,088,094
                                                                                                                   --------------
TRANSPORTATION - SERVICES - 0.7%
Hertz Corp., 8.875%, 2014                                                                      $     2,390,000     $    2,461,700
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bonds, 4.5%, 2036                                                                $     1,693,000     $    1,605,044
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 4.7%
AES Corp., 9.375%, 2010                                                                        $     2,005,000     $    2,115,275
Edison Mission Energy, 7%, 2017 (n)                                                                  3,930,000          3,871,050
Intergen N.V., 9%, 2017 (n)                                                                            800,000            840,000
Mirant Americas Generation LLC, 8.3%, 2011                                                             800,000            808,000
Mirant North American LLC, 7.375%, 2013                                                              1,340,000          1,360,100
NRG Energy, Inc., 7.375%, 2016                                                                       4,875,000          4,887,188
Reliant Energy, Inc., 7.875%, 2017                                                                   2,190,000          2,203,688
                                                                                                                   --------------
                                                                                                                   $   16,085,301
                                                                                                                   --------------
TOTAL BONDS                                                                                                        $  280,388,599
                                                                                                                   --------------
FLOATING RATE LOANS(g)(r) - 8.6%
AEROSPACE - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.3%, 2014 (o)                            $        77,677     $       75,346
Hawker Beechcraft Acquisition Co., Term Loan, 7.19%, 2014 (o)                                          913,867            886,451
                                                                                                                   --------------
                                                                                                                   $      961,797
                                                                                                                   --------------
AUTOMOTIVE - 1.4%
Allison Transmission, Inc., Term Loan B, 0%, 2014 (o)                                          $       532,179     $      514,883
Ford Motor Co., Term Loan B, 8.7%, 2013                                                              2,479,041          2,401,128
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                         988,851            956,714
Mark IV Industries, Inc., Second Lien Term Loan, 11.04%, 2011                                          994,489            939,792
                                                                                                                   --------------
                                                                                                                   $    4,812,517
                                                                                                                   --------------
BROADCASTING - 0.5%
Gray Television, Inc.,Term Loan, 6.86%, 2014                                                   $       780,518     $      749,298
Univision Communications, Inc., Term Loan B, 7.61%, 2014 (o)                                           913,929            868,232
                                                                                                                   --------------
                                                                                                                   $    1,617,530
                                                                                                                   --------------
BUILDING - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 11.31%, 2014 (o)                      $       786,800     $      660,912
                                                                                                                   --------------
CABLE TV - 1.1%
Charter Communications Operating LLC, Term Loan, 7.13%, 2013 (o)                               $     1,594,902     $    1,538,583
CSC Holdings, Inc., Incremental Term Loan, 7.57%, 2013                                               1,200,104          1,182,448
Mediacom Illinois LLC, Term Loan A, 6.83%, 2011                                                      1,077,104          1,026,749
                                                                                                                   --------------
                                                                                                                   $    3,747,780
                                                                                                                   --------------
CHEMICALS - 0.5%
Celanese AG, Term Loan B, 7.11%, 2014                                                          $     1,688,117     $    1,654,002
                                                                                                                   --------------
COMPUTER SOFTWARE - 0.2%
First Data Corp. Term Loan B-2, 0%, 2014 (o)                                                   $       832,175     $      800,345
                                                                                                                   --------------
CONTAINERS - 0.3%
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                    $       290,909     $      291,273
Altivity Packaging LLC, Second Lien Term Loan, 10.67%, 2013                                            909,091            910,227
                                                                                                                   --------------
                                                                                                                   $    1,201,500
                                                                                                                   --------------
FOOD & BEVERAGES - 0.7%
Dean Foods Co., Term Loan B, 6.7%, 2014                                                        $     1,301,302     $    1,267,753
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                                                     108,499            104,860
Dole Food Co., Inc., Term Loan, 7.64%, 2013                                                            240,461            232,396
Dole Food Co., Inc., Term Loan C, 7.51%, 2013                                                          801,537            774,652
                                                                                                                   --------------
                                                                                                                   $    2,379,661
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.5%
Georgia-Pacific Corp., Term Loan, 7.37%, 2012                                                  $     1,687,985     $    1,654,033
Georgia-Pacific Corp., Term Loan B-2, 7.41%, 2012                                                      112,025            109,772
                                                                                                                   --------------
                                                                                                                   $    1,763,805
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Advanced Medical Optics, Inc., Term Loan, 0%, 2014 (o)                                         $       440,430     $      415,105
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                                               969,577            951,095
HCA, Inc., Term Loan B, 7.45%, 2013                                                                  2,242,410          2,196,560
                                                                                                                   --------------
                                                                                                                   $    3,562,760
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.2%
Kinder Morgan, Inc., Term Loan, 6.64%, 2014                                                    $       555,751     $      544,462
                                                                                                                   --------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                       $       835,032     $      823,076
Allied Waste North America, Inc., Term Loan A, Credit Linked
Deposit, 6.82%, 2012                                                                                   477,880            471,038
                                                                                                                   --------------
                                                                                                                   $    1,294,114
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.9%
Idearc, Inc., Term Loan B, 7.2%, 2014                                                          $     1,776,603     $    1,749,287
Nielsen Finance LLC, Term Loan B, 7.36%, 2013                                                        1,424,285          1,381,853
                                                                                                                   --------------
                                                                                                                   $    3,131,140
                                                                                                                   --------------
SPECIALTY STORES - 0.4%
Michaels Stores, Inc., Term Loan B, 7.64%, 2013                                                $     1,388,524     $    1,345,132
                                                                                                                   --------------
   TOTAL FLOATING RATE LOANS                                                                                       $   29,477,457
                                                                                                                   --------------
COMMON STOCKS - 2.4%
CABLE TV - 0.6%
Comcast Corp., "A" (a)                                                                                  67,000     $    1,620,060
Time Warner Cable, Inc. (a)                                                                             17,400            570,720
                                                                                                                   --------------
                                                                                                                   $    2,190,780
                                                                                                                   --------------
CONSTRUCTION - 0.2%
Goodman Global, Inc. (a)                                                                                15,000     $      358,200
Lennox International, Inc.                                                                              10,900            368,420
                                                                                                                   --------------
                                                                                                                   $      726,620
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.0%
Central Garden & Pet Co. (a)                                                                            14,000     $      124,600
                                                                                                                   --------------
ELECTRONICS - 0.1%
Intel Corp.                                                                                             14,500     $      374,970
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake Energy Corp.                                                                                  9,900     $      349,074
Foundation Coal Holdings, Inc.                                                                          23,440            918,848
                                                                                                                   --------------
                                                                                                                   $    1,267,922
                                                                                                                   --------------
ENERGY - INTEGRATED - 0.2%
Chevron Corp.                                                                                            6,100     $      570,838
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                                 15,600     $      264,732
                                                                                                                   --------------
MAJOR BANKS - 0.1%
Bank of America Corp.                                                                                    3,600     $      180,972
JPMorgan Chase & Co.                                                                                     3,600            164,952
                                                                                                                   --------------
                                                                                                                   $      345,924
                                                                                                                   --------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                                                 21     $            0
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.1%
Williams Cos., Inc.                                                                                     14,100     $      480,246
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Johnson & Johnson                                                                                        5,700     $      374,490
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                             17,708     $            0
                                                                                                                   --------------
REAL ESTATE - 0.2%
Host Hotels & Resorts, Inc., REIT                                                                       30,200     $      677,688
                                                                                                                   --------------
TELEPHONE SERVICES - 0.3%
Windstream Corp.                                                                                        72,400     $    1,022,288
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $    8,421,098
                                                                                                                   --------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT                                                                         1,225     $       31,017
                                                                                                                   --------------
                                                                 FIRST
ISSUER                      STRIKE PRICE                        EXERCISE

WARRANTS - 0.0%
NETWORK & TELECOM - 0.0%
Knology, Inc. (a)(z)           $0.10                            11/22/97                                   525     $        2,046
                                                                                                                   --------------

SHORT-TERM OBLIGATIONS (y) - 8.0%
Cargill, Inc., 4.85%, due 10/01/07 (t)                                                         $    13,827,000     $   13,827,000
General Electric Capital Corp., 5.1%, due 10/01/07                                                  13,827,000         13,827,000
                                                                                                                   --------------
   TOTAL SHORT-TERM OBLIGATIONS                                                                                    $   27,654,000
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 0.2%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $795,338
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $       795,000     $      795,000
                                                                                                                   --------------
   TOTAL INVESTMENTS (k)                                                                                           $  346,769,217
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                (2,100,602)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  344,668,615
                                                                                                                   --------------

(a) Non-income producing security.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $273,960,612 and 79.00% of market value. An independent pricing service provided an evaluated bid for
    78.78% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,071,353, representing 16.6% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                ACQUISITION          ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                              DATE                  COST        MARKET VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.11%, 2011                          10/13/06              $665,000      $  610,802
American Tower Corp., 7%, 2017                                    9/24/07               615,000         618,844
Anthracite Ltd., CDO, 6%, 2037                                    5/14/02               858,783         954,687
Arbor Realty Mortgage Securities, CDO, FRN, 7.48%, 2038          12/20/05               695,469         670,091
CWCapital Cobalt Ltd., CDO, "F", FRN, 6.66%, 2050                 4/12/06               500,000         412,295
Knology, Inc. (warrants)                                         10/16/97                     -           2,046
LVB Acquisition Merger Sub, Inc., 10%, 2017                   9/24/07-9/25/07           969,700         970,000
Momentive Performance Materials, Inc., 9.75%, 2014            9/10/07-9/25/07         1,176,225       1,192,950
Wachovia Credit, CDO, FRN, 6.552%, 2026                           6/08/06               376,000         314,490
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $5,746,205         1.7%
                                                                                                     =======================

The following abbreviations are used in this report and are defined:
CDO          Collateralized Debt Obligation
CLN          Credit-Linked Note
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT         Real Estate Investment Trust

See attached supplemental information.  For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - HIGH YIELD SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                           $352,503,816
                                                         ============
Gross unrealized appreciation                              $3,084,011
Gross unrealized depreciation                              (8,818,610)
                                                         ------------
Net unrealized appreciation (depreciation)               $ (5,734,599)
                                                         ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of September 30, 2007, the portfolio had the following unfunded loan commitments of $116,609, which could be extended at the option of the borrower:

                                                                                            UNFUNDED           UNREALIZED
                                                                                              LOAN            APPRECIATION
BORROWER                                                                                   COMMITMENT         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw Term Loan                                       $ 63,946            $(1,219)
Univision Communications, Inc., Delayed Draw Term Loan                                         56,718              1,180
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             $120,664            $   (39)
                                                                                             ========            =======

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

Swap Agreements at 9/30/07
                                                                                                                UNREALIZED
                              NOTIONAL                               CASH FLOWS            CASH FLOWS          APPRECIATION
EXPIRATION                    AMOUNT         COUNTERPARTY            TO RECEIVE              TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09           USD         1,200,000      JPMorgan                4.10% (fixed rate)        (1)             (132,627)
                                             Chase Bank

6/20/09           USD           600,000      JPMorgan                4.80% (fixed rate)        (1)              (60,213)
                                             Chase Bank

6/20/12           USD         1,200,000      Morgan Stanley          3.76% (fixed rate)        (2)             (219,586)
                                             Capital Services. Inc.

6/20/12           USD           600,000      Morgan Stanley          4.15% (fixed rate)        (2)             (102,526)
                                             Capital Services. Inc.

6/20/12           USD         2,900,000      JPMorgan                (3)               4.2065% (fixed rate)     (99,453)
                                             Chase Bank

6/20/12           USD         1,200,000      Goldman Sachs           (4)                1.49% (fixed rate)        8,549
                                             International

9/20/12           USD         1,200,000      Goldman Sachs           3.75% (fixed rate) (5)                      47,403
                                             International

9/20/12           USD         1,200,000      Goldman Sachs           3.72% (fixed rate) (6)                      63,938
                                             International


CREDIT DEFAULT SWAPS
3/20/17           USD           200,000      JPMorgan                (7)                0.78% (fixed rate)    $  (3,804)
                                             Chase Bank

3/20/17           USD           200,000      JPMorgan                (7)                0.80% (fixed rate)       (4,102)
                                             Chase Bank

3/20/17           USD           200,000      Merrill Lynch           (7)                0.81% (fixed rate)       (4,251)
                                             International
                                                                                                              ---------
                                                                                                              $(506,672)
                                                                                                              =========

(1) Series to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2) Series to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(3) Series to receive notional amount upon a defined credit event multiplied by the rate of return of the CDX HY Index.
(4) Series to receive notional amount upon a defined credit event by Constellation Brands, Inc., 8%, 2/15/08.
(5) Series to pay notional amount upon a defined credit event by Allied Waste Industries, Inc., 7.375%, 4/15/14.
(6) Series to pay notional amount upon a defined credit event by Owens-Illinois, Inc., 7.8%, 5/15/18.
(7) Series to receive notional amount upon a defined credit event by Waste Management, Inc., 7.375%, 8/01/10.

At  September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        International Value Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - International Value Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 95.0%

ALCOHOLIC BEVERAGES - 1.4%
Heineken N.V                                                                                          48,620         $  3,193,015
Remy Cointreau S.A                                                                                    12,720              922,126
                                                                                                                     ------------
                                                                                                                     $  4,115,141
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.1%
Sanyo Shokai Ltd. (l)                                                                                 46,400         $    341,727
                                                                                                                     ------------

AUTOMOTIVE - 2.6%
Autoliv, Inc., SDR (l)                                                                                23,430         $  1,413,824
Bayerische Motoren Werke AG (l)                                                                       61,660            3,979,875
Continental AG                                                                                        13,157            1,820,868
Kongsberg Automotive A.S.A                                                                            77,930              523,287
                                                                                                                     ------------
                                                                                                                     $  7,737,854
                                                                                                                     ------------
BROADCASTING - 2.7%
Fuji Television Network, Inc.                                                                          1,222         $  2,460,295
Nippon Television Network Corp.                                                                       10,190            1,313,549
Vivendi S.A. (l)                                                                                      50,890            2,149,629
WPP Group PLC                                                                                        142,910            1,935,079
                                                                                                                     ------------
                                                                                                                     $  7,858,552
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 0.4%
Van Lanschot N.V. (l)                                                                                 11,380         $  1,177,388
                                                                                                                     ------------

BUSINESS SERVICES - 1.8%
Bunzl PLC                                                                                            135,870         $  1,946,749
Intertek Group PLC                                                                                    62,260            1,205,972
USS Co. Ltd.                                                                                          30,680            2,018,861
                                                                                                                     ------------
                                                                                                                     $  5,171,582
                                                                                                                     ------------
CABLE TV - 0.4%
Premiere AG (a)                                                                                       60,125         $  1,299,033
                                                                                                                     ------------

CHEMICALS - 1.6%
Makhteshim-Agan Industries Ltd. (a)                                                                  144,770         $  1,295,654
Syngenta AG                                                                                           15,817            3,411,883
                                                                                                                     ------------
                                                                                                                     $  4,707,537
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
Fujitsu Ltd.                                                                                         337,000         $  2,385,009
                                                                                                                     ------------

CONSTRUCTION - 3.4%
Buzzi Unicem S.p.A                                                                                    33,280         $    866,259
CRH PLC                                                                                               58,740            2,334,525
Fletcher Building Ltd.                                                                               193,618            1,864,381
Geberit AG                                                                                            12,583            1,646,950
Nexity International                                                                                  16,130              995,082
Sekisui Chemical Co. Ltd. (l)                                                                        295,000            2,167,473
                                                                                                                     ------------
                                                                                                                     $  9,874,670
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.6%
Henkel KGaA, IPS (l)                                                                                 119,760         $  6,167,910
Kao Corp. (l)                                                                                        141,000            4,215,192
Uni-Charm Corp. (l)                                                                                   51,600            3,170,611
                                                                                                                     ------------
                                                                                                                     $ 13,553,713
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.6%
Legrand S.A                                                                                           86,690         $  2,915,869
OMRON Corp.                                                                                          104,700            2,774,114
Spectris PLC                                                                                         103,410            1,857,100
                                                                                                                     ------------
                                                                                                                     $  7,547,083
                                                                                                                     ------------
ELECTRONICS - 4.7%
Hirose Electric Co. Ltd. (l)                                                                           7,900         $    961,895
Konica Minolta Holdings, Inc.                                                                        134,500            2,282,403
Ricoh Co. Ltd. (l)                                                                                    61,000            1,291,934
Samsung Electronics Co. Ltd.                                                                           6,355            3,992,925
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                     361,699            3,660,394
Venture Corp. Ltd.                                                                                   136,000            1,509,942
                                                                                                                     ------------
                                                                                                                     $ 13,699,493
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.7%
Apache Corp. (l)                                                                                      15,580         $  1,403,135
INPEX Holdings, Inc. (l)                                                                                 190            1,954,068
PTT Public Co. Ltd.                                                                                  167,800            1,644,954
                                                                                                                     ------------
                                                                                                                     $  5,002,157
                                                                                                                     ------------
ENERGY - INTEGRATED - 7.9%
Royal Dutch Shell PLC, "A"                                                                           185,620         $  7,657,885
Statoil A.S.A. (l)                                                                                   143,530            4,892,115
TOTAL S.A., ADR                                                                                      128,850           10,440,715
                                                                                                                     ------------
                                                                                                                     $ 22,990,715
                                                                                                                     ------------
FOOD & BEVERAGES - 5.0%
Binggrae Co. Ltd.                                                                                     10,640         $    481,337
CSM N.V                                                                                               50,408            1,691,906
Nestle S.A                                                                                            23,683           10,644,731
Nong Shim Co. Ltd.                                                                                     6,995            1,723,622
                                                                                                                     ------------
                                                                                                                     $ 14,541,596
                                                                                                                     ------------
FOOD & DRUG STORES - 0.8%
Lawson, Inc.                                                                                          73,000         $  2,309,583
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 1.2%
M-Real Oyj,  "B"  (l)                                                                                211,870         $  1,185,209
Stora Enso Oyj                                                                                       118,170            2,303,548
                                                                                                                     ------------
                                                                                                                     $  3,488,757
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.1%
Daiei, Inc. (a)(l)                                                                                    49,500         $    392,600
                                                                                                                     ------------

INSURANCE - 2.8%
Aviva PLC                                                                                            166,100         $  2,500,493
Benfield Group PLC                                                                                   253,120            1,501,422
Catlin Group Ltd.                                                                                     97,840              916,058
Hiscox Ltd.                                                                                          236,776            1,356,044
Jardine Lloyd Thompson Group PLC                                                                     253,540            1,936,936
                                                                                                                     ------------
                                                                                                                     $  8,210,953
                                                                                                                     ------------
LEISURE & TOYS - 1.2%
Heiwa Corp.                                                                                           95,800         $  1,128,876
NAMCO BANDAI Holdings, Inc. (l)                                                                       79,100            1,151,323
Sankyo Co. Ltd. (l)                                                                                   31,600            1,280,690
                                                                                                                     ------------
                                                                                                                     $  3,560,889
                                                                                                                     ------------
MACHINERY & TOOLS - 1.7%
Assa Abloy AB, "B"                                                                                   149,710         $  3,110,117
GEA Group AG (a)(l)                                                                                   51,270            1,804,978
                                                                                                                     ------------
                                                                                                                     $  4,915,095
                                                                                                                     ------------
MAJOR BANKS - 5.7%
Credit Agricole S.A. (l)                                                                             192,446         $  7,428,746
Royal Bank of Scotland Group PLC                                                                     451,394            4,847,226
Svenska Handelsbanken AB, "A"                                                                         75,200            2,336,039
UniCredito Italiano S.p.A                                                                            235,900            2,019,847
                                                                                                                     ------------
                                                                                                                     $ 16,631,858
                                                                                                                     ------------
METALS & MINING - 1.1%
Anglo American PLC                                                                                    49,582         $  3,335,540
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 1.1%
Tokyo Gas Co. Ltd. (l)                                                                               674,000         $  3,142,807
                                                                                                                     ------------

OIL SERVICES - 0.6%
Fugro N.V                                                                                             22,502         $  1,828,107
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 10.1%
Aiful Corp.                                                                                          127,050         $  1,993,202
Bangkok Bank Public Co. Ltd.                                                                         382,200            1,282,363
Dah Sing Financial Holdings Ltd.                                                                     125,200              966,659
DNB Holding A.S.A                                                                                    167,760            2,573,479
Hachijuni Bank Ltd. (l)                                                                              215,000            1,549,701
Hana Financial Group, Inc.                                                                            26,870            1,266,940
ING Groep N.V                                                                                        164,210            7,294,879
Joyo Bank Ltd. (l)                                                                                   190,000            1,061,490
Komercni Banka A.S                                                                                     6,230            1,452,199
Krungthai Card PLC                                                                                   716,200              590,303
Sapporo Hokuyo Holdings, Inc.                                                                            140            1,391,032
Shinhan Financial Group Co. Ltd.                                                                      24,590            1,606,821
Shizuoka Bank Ltd. (l)                                                                               169,000            1,643,823
Siam City Bank Public Co. Ltd.                                                                     1,125,600              581,273
SNS REAAL Groep N.V                                                                                   51,870            1,176,196
Takefuji Corp. (l)                                                                                    55,760            1,108,056
Unione di Banche Italiane Scpa                                                                        77,996            2,098,085
                                                                                                                     ------------
                                                                                                                     $ 29,636,501
                                                                                                                     ------------
PHARMACEUTICALS - 10.2%
Astellas Pharma, Inc. (l)                                                                             84,100         $  4,038,794
GlaxoSmithKline PLC                                                                                  356,610            9,460,447
Hisamitsu Pharmaceutical Co., Inc.                                                                    71,800            1,952,464
Novartis AG                                                                                          144,560            7,982,107
Roche Holding AG                                                                                      29,320            5,319,227
Tanabe Seiyaku Co. Ltd. (l)                                                                           97,000            1,225,868
                                                                                                                     ------------
                                                                                                                     $ 29,978,907
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.7%
Reed Elsevier PLC                                                                                    171,690         $  2,170,259
                                                                                                                     ------------

RAILROAD & SHIPPING - 0.4%
SMRT Corp. Ltd.                                                                                    1,120,820         $  1,289,642
                                                                                                                     ------------

REAL ESTATE - 0.6%
Deutsche Wohnen AG                                                                                    39,540         $  1,700,103
                                                                                                                     ------------

SPECIALTY STORES - 0.7%
KappAhl Holding AB                                                                                    70,630         $    745,985
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                        38,400            1,438,467
                                                                                                                     ------------
                                                                                                                     $  2,184,452
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 4.5%
KDDI Corp.                                                                                               505         $  3,750,033
SmarTone Telecommunications Holdings Ltd.                                                            586,000              726,175
Vodafone Group PLC                                                                                 2,390,630            8,630,486
                                                                                                                     ------------
                                                                                                                     $ 13,106,694
                                                                                                                     ------------
TELEPHONE SERVICES - 3.9%
Royal KPN N.V                                                                                        240,010         $  4,168,303
Telefonica S.A                                                                                       149,670            4,192,706
Telekom Austria AG                                                                                   117,420            3,074,805
                                                                                                                     ------------
                                                                                                                     $ 11,435,814
                                                                                                                     ------------
TOBACCO - 1.1%
British American Tobacco PLC                                                                          86,340         $  3,094,029
                                                                                                                     ------------

TRUCKING - 2.1%
Seino Holdings Co. Ltd.                                                                              132,000         $  1,220,656
TNT N.V                                                                                              114,870            4,819,404
                                                                                                                     ------------
                                                                                                                     $  6,040,060
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 2.7%
British Energy Group PLC                                                                              67,550         $    738,501
E.ON AG                                                                                               28,540            5,280,796
United Utilities PLC                                                                                 129,640            1,856,159
                                                                                                                     ------------
                                                                                                                     $  7,875,456
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $278,331,356
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS(y) - 6.5%
Abbey National North America LLC, 5.2%, due 10/01/07                                             $11,544,000         $ 11,544,000
DEPFA Bank PLC, 5.1%, due 10/19/07 (t)                                                             1,000,000              997,450
Societe Generale North America, 5.1%, due 10/01/07                                                 6,506,000            6,506,000
                                                                                                                     ------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 19,047,450
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 13.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                  38,821,296         $ 38,821,296
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $336,200,102
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (14.8)%                                                                              (43,248,036)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $292,952,066
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had one security that was fair valued, aggregating $1,295,654 and 0.39% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
IPS          International Preference Stock
SDR          Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $304,901,416
                                                                 ============
Gross unrealized appreciation                                    $ 38,961,842
Gross unrealized depreciation                                      (7,663,156)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 31,298,686
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
Japan                        19.7%
----------------------------------
United Kingdom               19.5%
----------------------------------
Switzerland                   9.9%
----------------------------------
Netherlands                   8.7%
----------------------------------
France                        8.5%
----------------------------------
Germany                       8.0%
----------------------------------
South Korea                   3.1%
----------------------------------
Norway                        2.7%
----------------------------------
Sweden                        2.6%
----------------------------------
Other Countries              17.3%
----------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Money Market Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Money Market Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

CERTIFICATES OF DEPOSIT - 6.9%
MAJOR BANKS - 1.9%
BNP Paribas, NY, 5.6%, due 10/05/07                                                            $    10,300,000     $   10,300,000
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.0%
Citibank N.A., 4.93%, due 12/20/07                                                             $     5,400,000     $    5,400,000
Fortis Bank, NY, 5.8%, due 10/05/07                                                                 21,675,000         21,675,000
                                                                                                                   --------------
                                                                                                                   $   27,075,000
                                                                                                                   --------------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                       $   37,375,000
                                                                                                                   --------------
COMMERCIAL PAPER(y) - 87.0%

BROKERAGE & ASSET MANAGERS - 8.1%
Merrill Lynch & Co., Inc., 5.32%, due 10/02/07                                                 $    11,970,000     $   11,968,231
Merrill Lynch & Co., Inc., 5%, due 3/20/08                                                          10,013,000          9,775,191
Morgan Stanley, Inc., 5.45%, due 12/21/07                                                           22,225,000         21,952,466
                                                                                                                   --------------
                                                                                                                   $   43,695,888
                                                                                                                   --------------
BUSINESS SERVICES - 1.2%
Siemens Capital Corp. LLC, 5.25%, due 10/22/07                                                 $     6,229,000     $    6,209,924
                                                                                                                   --------------
CHEMICALS - 1.7%
Minnesota Mining & Manufacturing Co., 4.9%, due 11/16/07                                       $     9,011,000     $    8,954,581
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 3.1%
Procter & Gamble Co., 5%, due 11/13/07 (t)                                                     $    14,000,000     $   13,916,389
Procter & Gamble Co., 4.75%, due 12/14/07 (t)                                                        2,600,000          2,574,614
                                                                                                                   --------------
                                                                                                                   $   16,491,003
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.7%
General Electric Co., 5.3%, due 11/15/07                                                       $    14,762,000     $   14,664,202
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 13.7%
American Express Credit Corp., 5.3%, due 10/26/07                                              $     1,845,000     $    1,838,209
American General Finance Corp., 5.28%, due 11/13/07                                                 21,516,000         21,380,306
Cargill, Inc., 5.5%, due 10/15/07 (t)                                                                5,385,000          5,373,482
Cargill, Inc., 5.4%, due 11/15/07 (t)                                                               16,691,000         16,578,336
Edison Asset Securitization LLC, 5.25%, due 10/09/07 (t)                                            20,970,000         20,945,535
General Electric Capital Corp., 5.1%, due 10/01/07                                                      28,000             28,000
General Electric Capital Corp., 5.17%, due 1/23/08                                                   5,800,000          5,705,044
Govco LLC, 5.25%, due 10/09/07 (t)                                                                   1,000,000            998,833
Govco LLC, 5.31%, due 11/07/07 (t)                                                                   1,225,000          1,218,315
                                                                                                                   --------------
                                                                                                                   $   74,066,060
                                                                                                                   --------------
FOOD & BEVERAGES - 10.2%
Archer Daniels Midland Co., 5.1%, due 11/06/07 (t)                                             $    21,876,000     $   21,764,432
Coca-Cola Co., 5.24%, due 11/30/07 (t)                                                              13,350,000         13,233,410
Hershey Foods Corp., 5.3%, due 10/15/07 (t)                                                          5,212,000          5,201,258
Hershey Foods Corp., 5.27%, due 11/19/07 (t)                                                        14,600,000         14,495,273
                                                                                                                   --------------
                                                                                                                   $   54,694,373
                                                                                                                   --------------
INSURANCE - 1.6%
MetLife, Inc., 5.25%, due 10/09/07 (t)                                                         $     8,894,000     $    8,883,624
                                                                                                                   --------------
MACHINERY & TOOLS - 2.0%
Caterpillar Financial Services Corp., 4.75%, due 10/16/07                                      $    10,569,000     $   10,548,082
                                                                                                                   --------------
MAJOR BANKS - 23.0%
Abbey National North America LLC, 5.2%, due 10/01/07                                           $     1,246,000     $    1,246,000
Abbey National North America LLC, 5.21%, due 12/06/07                                               20,393,000         20,198,213
Bank of America Corp., 4.94%, due 12/21/07                                                          21,587,000         21,347,061
Barclays U.S. Funding Corp., 5.255%, due 10/17/07                                                   18,918,000         18,873,816
HBOS Treasury Services PLC, 5.245%, due 10/25/07                                                     2,030,000          2,022,902
HBOS Treasury Services PLC, 5.4%, due 12/17/07                                                         780,000            770,991
JPMorgan Chase & Co., 5.03%, due 1/22/08                                                            22,119,000         21,769,772
Natexis Banques Populaires, 5.5%, due 10/05/07                                                      21,848,000         21,834,649
Societe Generale North America, Inc., 5.1%, due 10/01/07                                            16,044,000         16,044,000
                                                                                                                   --------------
                                                                                                                   $  124,107,404
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 19.7%
Citigroup Funding, Inc., 5.3%, due 11/16/07                                                    $    16,427,000     $   16,315,753
DEPFA Bank PLC, 5.425%, due 10/19/07 (t)                                                            15,941,000         15,897,760
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                                              6,000,000          5,932,770
Dexia Delaware LLC, 5.46%, due 10/10/07                                                             21,873,000         21,843,143
ING America Insurance Holdings, Inc., 5.4%, due 11/13/07                                            13,006,000         12,922,111
Svenska Handelsbanken, Inc., 5.24%, due 10/22/07                                                    11,800,000         11,763,931
UBS Finance Delaware LLC, 5.43%, due 10/22/07                                                        1,460,000          1,455,375
UBS Finance Delaware LLC, 5.225%, due 11/09/07                                                       5,130,000          5,100,962
UBS Finance Delaware LLC, 5.33%, due 2/19/08                                                        15,515,000         15,191,111
                                                                                                                   --------------
                                                                                                                   $  106,422,916
                                                                                                                   --------------
   TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                             $  468,738,057
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 5.9%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $31,906,555
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $    31,893,000     $   31,893,000
                                                                                                                   --------------
   TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                  $  538,006,057
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                     874,988
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $  538,881,045
                                                                                                                   --------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $538,006,057.

For more information see notes to financial  statements as disclosed in the most recent semiannual or annual report.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Strategic Income Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Strategic Income Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

BONDS - 94.3%

AEROSPACE - 0.3%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                           $    115,000        $    117,588
Vought Aircraft Industries, Inc., 8%, 2011                                                            130,000             127,075
                                                                                                                     ------------
                                                                                                                     $    244,663
                                                                                                                     ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                         $    135,112        $    132,410
                                                                                                                     ------------

APPAREL MANUFACTURERS - 0.2%
Levi Strauss & Co., 12.25%, 2012                                                                 $    105,000        $    112,899
                                                                                                                     ------------

ASSET BACKED & SECURITIZED - 6.6%
Anthracite Ltd., CDO, 6%, 2037 (z)                                                               $    200,000        $    146,875
ARCap CDO, REIT, Inc., "H", 6.1%, 2045 (n)                                                            200,000             123,313
Asset Securitization Corp., FRN, 8.145%, 2026                                                         215,000             227,977
Asset Securitization Corp., FRN, 8.635%, 2029 (z)                                                     185,000             191,186
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.305%, 2040 (z)                                250,000             249,999
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                         259,566             256,971
Chase Commercial Mortgage Securities Corp., 6.6%, 2012 (z)                                            360,000             369,143
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                               14,126              14,011
Crest Ltd., CDO, 7%, 2040                                                                             270,000             224,818
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031                                            250,000             270,582
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                                        265,000             266,933
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                             250,000             221,953
Falcon Franchise Loan LLC, FRN, 3.794%, 2023 (i)(n)                                                   682,034              62,413
Falcon Franchise Loan LLC, FRN, 4.024%, 2025 (i)(z)                                                   729,146              94,300
First Union-Lehman Brothers Bank of America, FRN, 0%, 2035 (i)                                      7,293,324              91,804
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   150,000             161,600
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)                                       350,000             347,344
Morgan Stanley Capital I, Inc., FRN, 1.464%, 2039 (n)(i)                                            2,662,489             128,731
Prudential Securities Secured Financing Corp., FRN, 7.331%, 2013 (z)                                  411,000             440,753
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032 (z)                                     530,129             564,313
Wachovia Bank Commercial Mortgage Trust, FRN, 5.49%, 2044                                             312,000             305,753
                                                                                                                     ------------
                                                                                                                     $  4,760,772
                                                                                                                     ------------
AUTOMOTIVE - 1.7%
Ford Motor Credit Co. LLC, 9.75%, 2010                                                           $    470,000        $    479,487
Ford Motor Credit Co. LLC, 7%, 2013                                                                   105,000              94,889
Ford Motor Credit Co. LLC., FRN, 8.11%, 2012                                                          100,000              94,491
General Motors Corp., 8.375%, 2033                                                                    305,000             267,256
Goodyear Tire & Rubber Co., 9%, 2015                                                                   74,000              78,995
Johnson Controls, Inc., 5.25%, 2011                                                                    60,000              60,028
TRW Automotive, Inc., 7%, 2014 (n)                                                                    155,000             150,350
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                  15,000              14,625
                                                                                                                     ------------
                                                                                                                     $  1,240,121
                                                                                                                     ------------
BROADCASTING - 2.8%
Allbritton Communications Co., 7.75%, 2012                                                       $    265,000        $    267,650
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                                 75,000              75,750
Clear Channel Communications, Inc., 5.5%, 2014                                                        145,000             113,849
Grupo Televisa S.A., 8.5%, 2032                                                                       141,000             170,756
Intelsat Bermuda Ltd., 11.25%, 2016                                                                   275,000             294,594
Intelsat Ltd., FRN, 11.409%, 2013                                                                      45,000              47,025
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    230,000             234,600
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)                                                      225,000             229,500
LBI Media, Inc., 8.5%, 2017 (n)                                                                        75,000              74,625
Liberty Media Corp., 5.7%, 2013                                                                       131,000             122,384
News America, Inc., 6.4%, 2035                                                                        220,000             212,467
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                    170,000             165,750
                                                                                                                     ------------
                                                                                                                     $  2,008,950
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 0.4%
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                       $    180,000        $    182,419
Merrill Lynch & Co., Inc., 6.4%, 2017                                                                  90,000              92,861
                                                                                                                     ------------
                                                                                                                     $    275,280
                                                                                                                     ------------
BUILDING - 1.3%
American Standard Cos., Inc., 7.625%, 2010                                                       $    225,000        $    238,096
Lafarge S.A., 6.15%, 2011                                                                             330,000             336,449
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                      26,000              15,990
Nortek Holdings, Inc., 8.5%, 2014                                                                     120,000             104,100
Owens Corning, Inc., 6.5%, 2016                                                                       170,000             164,428
Ply Gem Industries, Inc., 9%, 2012                                                                     70,000              56,700
                                                                                                                     ------------
                                                                                                                     $    915,763
                                                                                                                     ------------
BUSINESS SERVICES - 0.4%
Nortel Networks Corp., 10.75%, 2016 (n)                                                          $     70,000        $     73,150
SunGard Data Systems, Inc., 10.25%, 2015                                                              235,000             245,575
                                                                                                                     ------------
                                                                                                                     $    318,725
                                                                                                                     ------------
CABLE TV - 1.2%
CCH I Holdings LLC, 11%, 2015                                                                    $    145,000        $    146,813
CCO Holdings LLC, 8.75%, 2013                                                                         160,000             160,800
CSC Holdings, Inc., 7.57%, 2012                                                                       270,000             259,875
TCI Communications, Inc., 9.8%, 2012                                                                  245,000             283,576
                                                                                                                     ------------
                                                                                                                     $    851,064
                                                                                                                     ------------
CHEMICALS - 1.5%
Innophos, Inc., 8.875%, 2014                                                                     $    100,000        $     99,000
Koppers, Inc., 9.875%, 2013                                                                            90,000              95,175
Momentive Performance Materials, Inc., 9.75%, 2014 (z)                                                 85,000              84,150
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                 60,000              59,400
Mosaic Co., 7.625%, 2016 (n)                                                                          180,000             191,925
Nalco Co., 8.875%, 2013                                                                               150,000             157,500
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                                  115,000             100,050
Yara International A.S.A., 5.25%, 2014 (n)                                                            310,000             296,033
                                                                                                                     ------------
                                                                                                                     $  1,083,233
                                                                                                                     ------------
CONSTRUCTION - 0.5%
Lennar Corp., 5.125%, 2010                                                                       $    270,000        $    253,850
Pulte Homes, Inc., 7.875%, 2011                                                                        80,000              76,596
                                                                                                                     ------------
                                                                                                                     $    330,446
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.2%
ACCO Brands Corp., 7.625%, 2015                                                                  $     25,000        $     23,875
Corrections Corp. of America, 6.25%, 2013                                                              85,000              83,725
Fortune Brands, Inc., 5.125%, 2011                                                                    244,000             241,900
Jarden Corp., 7.5%, 2017                                                                              110,000             106,425
Kar Holdings, Inc., 10%, 2015 (n)                                                                     100,000              93,750
Realogy Corp., 10.5%, 2014 (n)                                                                        120,000             102,300
Realogy Corp., 12.375%, 2015 (n)                                                                       15,000              11,325
Service Corp. International, 6.75%, 2015                                                               30,000              29,775
Service Corp. International, 7%, 2017                                                                 135,000             132,638
Service Corp. International, 7.625%, 2018                                                             175,000             181,563
Visant Holding Corp., 8.75%, 2013                                                                     150,000             153,375
Western Union Co., 5.4%, 2011                                                                         440,000             439,168
                                                                                                                     ------------
                                                                                                                     $  1,599,819
                                                                                                                     ------------
CONTAINERS - 1.5%
Crown Americas LLC, 7.75%, 2015                                                                  $    145,000        $    149,713
Graham Packaging Co. LP, 9.875%, 2014                                                                  80,000              79,200
Greif, Inc., 6.75%, 2017                                                                              430,000             428,925
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                     97,000              98,455
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                     360,000             372,600
                                                                                                                     ------------
                                                                                                                     $  1,128,893
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.8%
BAE Systems Holdings, Inc., 5.20%, 2015 (n)                                                      $    312,000        $    297,357
L-3 Communications Corp., 6.125%, 2014                                                                285,000             279,300
                                                                                                                     ------------
                                                                                                                     $    576,657
                                                                                                                     ------------
ELECTRONICS - 0.6%
Avago Technologies Finance, 11.875%, 2015                                                        $     40,000        $     44,600
Flextronics International Ltd., 6.25%, 2014                                                            45,000              42,075
Freescale Semiconductor, Inc., 10.125%, 2016                                                          260,000             241,800
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                                 55,000              52,938
Spansion LLC, 11.25%, 2016 (n)                                                                         90,000              88,200
                                                                                                                     ------------
                                                                                                                     $    469,613
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.4%
Gazprom International S.A., 6.51%, 2022 (n)                                                      $    230,000        $    227,677
Majapahit Holding B.V., 7.25%, 2017 (n)                                                               148,000             145,040
OAO Gazprom, 6.212%, 2016                                                                             727,000             716,313
Pemex Project Funding Master Trust, 8.625%, 2022                                                      328,000             404,569
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                           250,000             248,960
                                                                                                                     ------------
                                                                                                                     $  1,742,559
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 4.2%
Federative Republic of Brazil, 8%, 2018                                                          $     32,000        $     35,712
Republic of Argentina, 7%, 2013                                                                       155,350             134,615
Republic of Argentina, FRN, 5.389%, 2012                                                              501,250             450,220
Republic of Colombia, FRN, 7.16%, 2015                                                                282,000             293,280
Republic of El Salvador, 7.65%, 2035                                                                  114,000             127,965
Republic of Indonesia, 6.625%, 2037                                                                   257,000             245,756
Republic of Panama, 9.375%, 2029                                                                      327,000             438,180
Republic of Panama, 6.7%, 2036                                                                         91,000              93,503
Republic of Peru, 6.55%, 2037                                                                          71,000              73,272
Republic of Philippines, 9.375%, 2017                                                                  66,000              80,434
Republic of South Africa, 5.875%, 2022                                                                150,000             146,813
Republic of Turkey, 6.75%, 2018                                                                       101,000             100,748
Republic of Uruguay, 8%, 2022                                                                         100,000             111,000
Republic of Venezuela, 7%, 2018                                                                       159,000             141,510
United Mexican States, 6.75%, 2034                                                                    512,000             556,800
                                                                                                                     ------------
                                                                                                                     $  3,029,808
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.0%
Anadarko Petroleum Corp., 5.95%, 2016                                                            $    135,000        $    133,705
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                              115,000             107,813
Chesapeake Energy Corp., 6.375%, 2015                                                                 155,000             152,094
Forest Oil Corp., 7.25%, 2019 (n)                                                                      70,000              70,000
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                   45,000              43,988
Hilcorp Energy I LP, 9%, 2016 (n)                                                                     135,000             137,700
Mariner Energy, Inc., 8%, 2017                                                                         95,000              92,863
Newfield Exploration Co., 6.625%, 2014                                                                 95,000              93,338
Nexen, Inc., 6.4%, 2037                                                                               280,000             272,091
Plains Exploration & Production Co., 7%, 2017                                                         210,000             196,350
Quicksilver Resources, Inc., 7.125%, 2016                                                             130,000             128,050
                                                                                                                     ------------
                                                                                                                     $  1,427,992
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                                            $    100,000        $     97,930
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                   213,000             211,530
                                                                                                                     ------------
                                                                                                                     $    309,460
                                                                                                                     ------------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 11%, 2016                                                               $     80,000        $     85,200
Time Warner, Inc., 6.5%, 2036                                                                          20,000              19,296
Turner Broadcasting System, Inc., 8.375%, 2013                                                        185,000             206,923
                                                                                                                     ------------
                                                                                                                     $    311,419
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.6%
Capmark Financial Group, Inc., 6.3%, 2017 (z)                                                    $    260,000        $    226,278
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                             20,000              16,505
Countrywide Financial Corp., 6.25%, 2016                                                              270,000             244,340
General Motors Acceptance Corp., 5.85%, 2009                                                          295,000             288,732
General Motors Acceptance Corp., 6.875%, 2011                                                          89,000              84,698
General Motors Acceptance Corp., 6.75%, 2014                                                          245,000             222,062
General Motors Acceptance Corp., 8%, 2031                                                              46,000              45,130
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065(n)                                                  300,000             297,911
ORIX Corp., 5.48%, 2011                                                                               380,000             372,595
Residential Capital LLC, 7.125%, 2008                                                                  55,000              49,225
Residential Capital LLC, 7.5%, 2012                                                                    15,000              12,150
                                                                                                                     ------------
                                                                                                                     $  1,859,626
                                                                                                                     ------------
FOOD & BEVERAGES - 1.1%
B&G Foods Holding Corp., 8%, 2011                                                                $     80,000        $     79,200
Del Monte Corp., 6.75%, 2015                                                                           90,000              86,400
Michael Foods, Inc., 8%, 2013                                                                         110,000             110,000
Miller Brewing Co., 5.5%, 2013 (n)                                                                    330,000             323,443
Tyson Foods, Inc., 6.85%, 2016                                                                        170,000             175,188
                                                                                                                     ------------
                                                                                                                     $    774,231
                                                                                                                     ------------
FOOD & DRUG STORES - 0.2%
CVS Caremark Corp., 5.75%, 2017                                                                  $    160,000        $    156,168
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 1.1%
Buckeye Technologies, Inc., 8%, 2010                                                             $     26,000        $     26,520
Buckeye Technologies, Inc., 8.5%, 2013                                                                255,000             257,550
Jefferson Smurfit Corp., 8.25%, 2012                                                                   79,000              79,198
JSG Funding PLC, 7.75%, 2015                                                                  EUR     130,000             183,198
Millar Western Forest Products, Ltd., 7.75%, 2013                                                $    125,000              98,750
Stora Enso Oyj, 6.404%, 2016 (n)                                                                      160,000             157,677
                                                                                                                     ------------
                                                                                                                     $    802,893
                                                                                                                     ------------
GAMING & LODGING - 2.6%
Fontainebleau Las Vegas
Holdings LLC, 10.25%, 2015 (n)                                                                   $    100,000        $     93,750
Harrah's Entertainment, Inc., 5.75%, 2017                                                             315,000             240,975
Harrah's Operating Co., Inc., 5.375%, 2013                                                             25,000              20,250
Isle of Capri Casinos, Inc., 7%, 2014                                                                 145,000             129,775
Majestic Star Casino LLC, 9.75%, 2011                                                                  40,000              33,600
MGM Mirage, Inc., 8.375%, 2011                                                                        455,000             474,338
MGM Mirage, Inc., 6.75%, 2013                                                                          90,000              87,975
MGM Mirage, Inc., 7.5%, 2016                                                                           60,000              59,625
Scientific Games Corp., 6.25%, 2012                                                                   185,000             178,294
Station Casinos, Inc., 6.5%, 2014                                                                     215,000             189,200
Wimar Opco LLC, 9.625%, 2014 (n)                                                                      245,000             189,875
Wyndham Worldwide Corp., 6%, 2016                                                                      90,000              87,161
Wynn Las Vegas LLC, 6.625%, 2014                                                                      140,000             137,200
                                                                                                                     ------------
                                                                                                                     $  1,922,018
                                                                                                                     ------------
INDUSTRIAL - 0.7%
Blount, Inc., 8.875%, 2012                                                                       $    185,000        $    188,006
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     150,000             152,250
Steelcase, Inc., 6.5%, 2011                                                                           146,000             151,363
                                                                                                                     ------------
                                                                                                                     $    491,619
                                                                                                                     ------------
INSURANCE - 1.5%
Allianz AG, 5.5% to 2014, FRN to 2049                                                         EUR     248,000        $    349,794
American International Group, Inc., 6.25%, 2037                                                  $    240,000             225,950
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           520,000             491,316
                                                                                                                     ------------
                                                                                                                     $  1,067,060
                                                                                                                     ------------
INSURANCE - HEALTH - 0.1%
Centene Corp., 7.25%, 2014                                                                       $     65,000        $     63,700
                                                                                                                     ------------

INSURANCE - PROPERTY & CASUALTY - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $    375,000        $    371,095
Chubb Corp., 6.375% to 2017, FRN to 2037                                                              150,000             149,115
USI Holdings Corp., 9.75%, 2015 (n)                                                                    85,000              76,288
                                                                                                                     ------------
                                                                                                                     $    596,498
                                                                                                                     ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.0%
Canada Housing Trust, 4.6%, 2011                                                              CAD      64,000        $     64,859
Development Bank of Japan, 1.75%, 2010                                                        JPY  30,000,000             266,229
Development Bank of Japan, 1.4%, 2012                                                         JPY  44,000,000             385,195
Development Bank of Japan, 1.05%, 2023                                                        JPY  53,000,000             400,047
Development Bank of Japan, 2.3%, 2026                                                         JPY  10,000,000              88,327
Eksportfinans A.S.A., 1.6%, 2014                                                              JPY  26,000,000             228,107
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                       JPY  70,000,000             630,090
KfW Bankengruppe, 1.35%, 2014                                                                 JPY  70,000,000             608,695
KfW Bankengruppe, 2.05%, 2026                                                                 JPY  26,000,000             226,087
                                                                                                                     ------------
                                                                                                                     $  2,897,636
                                                                                                                     ------------
INTERNATIONAL MARKET SOVEREIGN - 8.7%
Federal Republic of Germany, 5.25%, 2010                                                      EUR     303,000        $    445,001
Federal Republic of Germany, 3.75%, 2015                                                      EUR      79,000             109,167
Federal Republic of Germany, 6.25%, 2030                                                      EUR     191,000             333,213
Government of Canada, 5.5%, 2009                                                              CAD     136,000             139,846
Government of Canada, 4.5%, 2015                                                              CAD     109,000             110,954
Government of Canada, 5.75%, 2033                                                             CAD      38,000              45,698
Kingdom of Belgium, 5.5%, 2017                                                                EUR     142,000             218,873
Kingdom of Denmark, 4%, 2015                                                                  DKK     648,000             120,998
Kingdom of Netherlands, 3.75%, 2009                                                           EUR     877,000           1,243,562
Kingdom of Netherlands, 3.75%, 2014                                                           EUR      68,000              94,028
Kingdom of Spain, 5.35%, 2011                                                                 EUR     464,000             689,644
Kingdom of Sweden, 4.5%, 2015                                                                 SEK     410,000              64,529
Republic of Austria, 4.65%, 2018                                                              EUR     334,000             484,480
Republic of France, 4.75%, 2012                                                               EUR      98,000             143,038
Republic of France, 5%, 2016                                                                  EUR     161,000             239,887
Republic of France, 6%, 2025                                                                  EUR      85,000             141,610
Republic of France, 4.75%, 2035                                                               EUR     356,000             515,173
Republic of Ireland, 4.6%, 2016                                                               EUR     344,000             497,292
United Kingdom Treasury, 8%, 2015                                                             GBP     130,000             317,431
United Kingdom Treasury, 8%, 2021                                                             GBP      52,000             137,971
United Kingdom Treasury, 4.25%, 2036                                                          GBP     131,000             253,009
                                                                                                                     ------------
                                                                                                                     $  6,345,404
                                                                                                                     ------------
MACHINERY & TOOLS - 0.6%
Atlas Copco AB, 5.6%, 2017 (z)                                                                   $    350,000        $    345,392
Case New Holland, Inc., 7.125%, 2014                                                                  125,000             128,125
                                                                                                                     ------------
                                                                                                                     $    473,517
                                                                                                                     ------------
MAJOR BANKS - 2.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049                                                $    460,000        $    437,633
BNP Paribas, 5.186% to 2015, FRN to 2049(n)                                                           232,000             212,619
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                           100,000              99,462
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                        207,000             221,647
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                                    290,000             316,939
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                 230,000             228,457
                                                                                                                     ------------
                                                                                                                     $  1,516,757
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.6%
Advanced Medical Optics, Inc., 7.5%, 2017                                                        $     60,000        $     55,200
Cardinal Health, Inc., 5.8%, 2016 (z)                                                                 201,000             197,876
Community Health Systems, Inc., 8.875%, 2015 (n)                                                      180,000             184,950
Cooper Cos., Inc., 7.125%, 2015                                                                       230,000             226,550
DaVita, Inc., 6.625%, 2013                                                                             65,000              64,513
DaVita, Inc., 7.25%, 2015                                                                             285,000             285,713
HCA, Inc., 6.375%, 2015                                                                               200,000             170,500
HCA, Inc., 9.25%, 2016 (n)                                                                            380,000             403,750
HealthSouth Corp., 10.75%, 2016                                                                       150,000             157,875
Hospira, Inc., 5.55%, 2012                                                                            110,000             109,870
Hospira, Inc., 6.05%, 2017                                                                            100,000              98,373
McKesson Corp., 5.7%, 2017                                                                             90,000              87,885
Owens & Minor, Inc., 6.35%, 2016                                                                      170,000             172,451
Psychiatric Solutions, Inc., 7.75%, 2015                                                              135,000             136,688
U.S. Oncology, Inc., 10.75%, 2014                                                                     120,000             123,900
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                                   75,000              74,250
Universal Hospital Services, Inc., FRN, 8.735%, 2015 (n)                                               20,000              19,900
VWR Funding, Inc., 10.25%, 2015 (n)                                                                    65,000              62,725
                                                                                                                     ------------
                                                                                                                     $  2,632,969
                                                                                                                     ------------
MEDICAL EQUIPMENT - 0.1%
LVB Acquisition Merger, Inc., 10%, 2017 (z)                                                      $     75,000        $     75,000
                                                                                                                     ------------

METALS & MINING - 2.0%
Arch Western Finance LLC, 6.75%, 2013                                                            $    200,000        $    196,000
FMG Finance Ltd., 10.625%, 2016 (n)                                                                   185,000             217,838
Foundation PA Coal Co., 7.25%, 2014                                                                    60,000              58,800
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                                     110,000             118,800
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                    255,000             278,588
Peabody Energy Corp., 7.375%, 2016                                                                     40,000              42,200
Peabody Energy Corp., "B", 6.875%, 2013                                                               210,000             212,100
PNA Group, Inc., 10.75%, 2016                                                                          95,000              96,900
Vale Overseas Ltd., 6.25%, 2017                                                                       210,000             212,352
                                                                                                                     ------------
                                                                                                                     $  1,433,578
                                                                                                                     ------------
MORTGAGE BACKED - 4.4%
Fannie Mae, 5.5%, 2019 - 2035                                                                    $  2,133,379        $  2,105,978
Fannie Mae, 6.5%, 2032                                                                                249,147             255,168
Fannie Mae, 6%, 2034                                                                                  802,899             806,954
                                                                                                                     ------------
                                                                                                                     $  3,168,100
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.3%
AmeriGas Partners LP, 7.125%, 2016                                                               $    135,000        $    131,288
Inergy LP, 6.875%, 2014                                                                                85,000              82,025
                                                                                                                     ------------
                                                                                                                     $    213,313
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $    130,000        $    128,050
CenterPoint Energy Resources Corp., 7.875%, 2013                                                      448,000             489,470
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                                240,000             246,550
Intergas Finance B.V., 6.375%, 2017 (n)                                                               146,000             140,992
Kinder Morgan Energy Partners LP, 6.639%, 2017                                                        200,000             197,734
Kinder Morgan Finance, 5.35%, 2011                                                                    362,000             352,322
Spectra Energy Capital LLC, 8%, 2019                                                                  164,000             182,092
Williams Cos., Inc., 7.125%, 2011                                                                     280,000             290,150
Williams Cos., Inc., 8.75%, 2032                                                                      105,000             120,881
Williams Partners LP, 7.25%, 2017                                                                      95,000              96,900
                                                                                                                     ------------
                                                                                                                     $  2,245,141
                                                                                                                     ------------
NETWORK & TELECOM - 2.2%
Cincinnati Bell, Inc., 8.375%, 2014                                                              $    120,000        $    119,700
Citizens Communications Co., 9.25%, 2011                                                              397,000             430,745
Citizens Communications Co., 9%, 2031                                                                 155,000             157,325
Deutsche Telekom International Finance B.V., 8%, 2010                                                 137,000             146,752
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                       115,000             121,325
Qwest Corp., 8.875%, 2012                                                                              70,000              76,388
Qwest Corp., 7.5%, 2014                                                                               140,000             145,600
Telecom Italia Capital, 4.875%, 2010                                                                   60,000              59,322
Telefonica Europe B.V., 7.75%, 2010                                                                   260,000             277,628
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                        65,000              67,438
Windstream Corp., 7%, 2019                                                                             30,000              29,250
                                                                                                                     ------------
                                                                                                                     $  1,631,473
                                                                                                                     ------------
OIL SERVICES - 0.5%
Basic Energy Services, Inc., 7.125%, 2016                                                        $    150,000        $    145,875
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                              110,000             113,300
Weatherford International, Inc., 6.35%, 2017 (z)                                                       80,000              81,381
                                                                                                                     ------------
                                                                                                                     $    340,556
                                                                                                                     ------------
OILS - 0.7%
Petroleos de Venezuela S.A., 5.25%, 2017                                                         $    241,000        $    177,738
Premcor Refining Group, Inc., 7.5%, 2015                                                              310,000             323,127
                                                                                                                     ------------
                                                                                                                     $    500,865
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.9%
Alfa Diversified Payment Rights Finance Co., FRN, 7.594%, 2011 (n)                               $    212,500        $    206,124
Banco BMG S.A., 9.15%, 2016 (n)                                                                       148,000             156,880
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                     169,000             176,394
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(n)                                        248,000             246,388
Bosphorus Financial Services Ltd., FRN, 7.357%, 2012 (z)                                              200,000             198,010
CenterCredit International B.V., 8.625%, 2014 (n)                                                     155,000             141,050
HSBK Europe B.V., 7.25%, 2017 (n)                                                                     257,000             234,204
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                      160,000             149,992
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(n)                                                       100,000              94,049
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       100,000              88,780
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                            270,000             265,823
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    159,000             164,566
                                                                                                                     ------------
                                                                                                                     $  2,122,260
                                                                                                                     ------------
PHARMACEUTICALS - 0.3%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                     $     87,000        $     84,516
Warner Chilcott Corp., 8.75%, 2015                                                                    147,000             152,145
                                                                                                                     ------------
                                                                                                                     $    236,661
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 0.6%
Alrosa Finance S.A., 8.875%, 2014                                                                $    432,000        $    475,144
                                                                                                                     ------------

PRINTING & PUBLISHING - 1.9%
American Media Operations, Inc., 10.25%, 2009                                                    $    140,000        $    124,600
Dex Media West LLC, 9.875%, 2013                                                                      283,000             301,041
Idearc, Inc., 8%, 2016                                                                                570,000             568,575
Nielsen Finance LLC, 10%, 2014                                                                         75,000              79,313
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                        280,000             196,000
R.H. Donnelley Corp., 8.875%, 2016                                                                    140,000             142,625
                                                                                                                     ------------
                                                                                                                     $  1,412,154
                                                                                                                     ------------
REAL ESTATE - 0.8%
ERP Operating LP, REIT, 5.75%, 2017                                                              $    150,000        $    143,334
Simon Property Group LP, REIT, 6.1%, 2016                                                             430,000             428,840
                                                                                                                     ------------
                                                                                                                     $    572,174
                                                                                                                     ------------
RETAILERS - 0.7%
Couche-Tard, Inc., 7.5%, 2013                                                                    $    165,000        $    167,888
Limited Brands, Inc., 5.25%, 2014                                                                     221,000             203,513
Rite Aid Corp., 9.5%, 2017 (n)                                                                         85,000              79,475
Sally Beauty Holdings, Inc., 9.25%, 2014                                                               35,000              35,350
                                                                                                                     ------------
                                                                                                                     $    486,226
                                                                                                                     ------------
SPECIALTY STORES - 0.4%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                           $    100,000        $     86,500
Claire's Stores, Inc., 10.5%, 2017 (n)                                                                 60,000              46,200
Michaels Stores, Inc., 10%, 2014                                                                       80,000              82,000
Payless ShoeSource, Inc., 8.25%, 2013                                                                 105,000             101,588
                                                                                                                     ------------
                                                                                                                     $    316,288
                                                                                                                     ------------
SUPERMARKETS - 0.5%
Safeway, Inc., 4.95%, 2010                                                                       $    112,000        $    111,098
Safeway, Inc., 6.5%, 2011                                                                             160,000             167,389
SUPERVALU, Inc., 7.5%, 2014                                                                            90,000              91,575
                                                                                                                     ------------
                                                                                                                     $    370,062
                                                                                                                     ------------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012 (n)                                                          $    305,000        $    299,529
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.8%
American Tower Corp., 7%, 2017 (z)                                                               $     50,000        $     50,313
Centennial Communications Corp., 10.125%, 2013                                                        105,000             111,300
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                               50,000              51,000
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                               30,000              30,600
Nextel Communications, Inc., 5.95%, 2014                                                              380,000             362,790
OJSC Vimpel-Communications, 8.25%, 2016                                                               298,000             306,314
Rogers Cable, Inc., 5.5%, 2014                                                                        164,000             158,143
Vodafone Group PLC, 5.375%, 2015                                                                      270,000             261,971
                                                                                                                     ------------
                                                                                                                     $  1,332,431
                                                                                                                     ------------
TELEPHONE SERVICES - 0.3%
Embarq Corp., 7.082%, 2016                                                                       $    200,000        $    207,338
                                                                                                                     ------------

TOBACCO - 0.7%
Reynolds American, Inc., 6.75%, 2017                                                             $    520,000        $    533,000
                                                                                                                     ------------

TRANSPORTATION - 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)                                                        $    130,113        $    153,533
                                                                                                                     ------------

TRANSPORTATION - SERVICES - 0.2%
Hertz Corp., 8.875%, 2014                                                                        $    135,000        $    139,050
                                                                                                                     ------------

U.S. GOVERNMENT AGENCIES - 2.4%
Small Business Administration, 4.34%, 2024                                                       $    312,641        $    297,544
Small Business Administration, 4.77%, 2024                                                            260,447             255,066
Small Business Administration, 5.18%, 2024                                                            493,301             493,894
Small Business Administration, 4.625%, 2025                                                           185,094             178,465
Small Business Administration, 4.86%, 2025                                                            329,175             322,561
Small Business Administration, 5.11%, 2025                                                            169,638             168,404
                                                                                                                     ------------
                                                                                                                     $  1,715,934
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 1.4%
U.S. Treasury Bonds, 5.375%, 2031                                                                $     96,000        $    102,768
U.S. Treasury Bonds, 4.5%, 2036                                                                        32,000              30,338
U.S. Treasury Notes, 4.125%, 2015 (f)                                                                 121,000             118,448
U.S. Treasury Notes, 4.5%, 2015                                                                        90,000              90,120
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                               189,126             182,846
U.S. Treasury Notes, TIPS, 3%, 2012                                                                   227,076             236,336
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                               240,005             229,617
                                                                                                                     ------------
                                                                                                                     $    990,473
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.9%
AES Corp., 9.375%, 2010                                                                          $    260,000        $    274,300
Beaver Valley Funding Corp., 9%, 2017                                                                 416,000             461,261
Edison Mission Energy, 7%, 2017 (n)                                                                   145,000             142,825
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                     17,000              19,012
Enersis S.A., 7.375%, 2014                                                                            363,000             385,276
FirstEnergy Corp., 6.45%, 2011                                                                        207,000             214,010
HQI Transelec Chile S.A., 7.875%, 2011                                                                290,000             307,479
Intergen N.V., 9%, 2017 (n)                                                                            65,000              68,250
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                          100,000             101,500
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                            134,000             140,365
Mirant North American LLC, 7.375%, 2013                                                               145,000             147,175
NRG Energy, Inc., 7.375%, 2016                                                                        375,000             375,938
Reliant Energy, Inc., 7.875%, 2017                                                                    175,000             176,094
                                                                                                                     ------------
                                                                                                                     $  2,813,485
                                                                                                                     ------------
UTILITIES - GAS - 0.3%
TGI International Ltd., 9.5%, 2017 (z)                                                           $    203,000        $    206,045
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $ 68,460,455
                                                                                                                     ------------

FLOATING RATE LOANS(g)(r) - 1.6%

AEROSPACE - 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.29%, 2014                                 $      6,318        $      6,128
Hawker Beechcraft Acquisition Co., Term Loan, 7.19%, 2014                                              74,289              72,060
                                                                                                                     ------------
                                                                                                                     $     78,188
                                                                                                                     ------------
AUTOMOTIVE - 0.2%
Allison Transmission, Inc., Term Loan B, 2014 (o)                                                $     43,254        $     41,848
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.85%, 2014                                         80,829              78,202
                                                                                                                     ------------
                                                                                                                     $    120,050
                                                                                                                     ------------
BROADCASTING - 0.2%
Gray Television, Inc., Term Loan, 6.86%, 2014                                                    $     49,478        $     47,499
Univision Communications, Inc., Term Loan B, 7.61%, 2014 (o)                                           73,558              69,880
                                                                                                                     ------------
                                                                                                                     $    117,379
                                                                                                                     ------------
BUILDING - 0.0%
Building Materials Holding Corp., Second Lien Term Loan, 11.31%, 2014 (o)                        $     29,584        $     24,850
                                                                                                                     ------------

CABLE TV - 0.3%
Charter Communications Operating LLC, Term Loan, 7.13%, 2013 (o)                                 $     72,725        $     70,156
CSC Holdings, Inc., Incremental Term Loan, 7.57%, 2013                                                 94,790              93,395
Mediacom Illinois LLC, Term Loan A, 6.82%, 2011                                                        85,337              81,347
                                                                                                                     ------------
                                                                                                                     $    244,898
                                                                                                                     ------------
CHEMICALS - 0.1%
Celanese AG, Term Loan B, 7.11%, 2014                                                            $     86,963        $     85,206
                                                                                                                     ------------

COMPUTER SOFTWARE - 0.1%
First Data Corp. Term Loan B-2, 2014 (o)                                                         $     53,468        $     51,423
                                                                                                                     ------------

FOOD & BEVERAGES - 0.1%
Dean Foods Co., Term Loan B, 6.7%, 2014                                                          $     69,801        $     68,002
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Advanced Medical Optics, Inc., Term Loan, 2014 (o)                                               $     35,762        $     33,791
Community Health Systems, Inc., Term Loan B, 7.76%, 2014                                               57,637              56,538
HCA, Inc., Term Loan B, 7.44%, 2013                                                                    45,375              44,447
                                                                                                                     ------------
                                                                                                                     $    134,776
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.0%
Kinder Morgan, Inc., Term Loan, 6.64%, 2014                                                      $     23,928        $     23,442
                                                                                                                     ------------

POLLUTION CONTROL - 0.2%
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                         $     66,221        $     65,273
Allied Waste North America, Inc., Term Loan A, Credit Linked Deposit, 6.82%, 2012                      37,938              37,395
                                                                                                                     ------------
                                                                                                                     $    102,668
                                                                                                                     ------------
SPECIALTY STORES - 0.1%
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                                                  $     97,441        $     94,396
                                                                                                                     ------------
  TOTAL FLOATING RATE LOANS                                                                                          $  1,145,278
                                                                                                                     ------------

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                                   625        $     15,825
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 3.2%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $  2,339,000        $  2,339,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $ 71,960,558
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                     649,030
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 72,609,588
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $66,305,450 and 92.14% of market value. An independent pricing service provided an evaluated bid for
    90.60% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,489,228, representing 13.1% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                   ACQUISITION       ACQUISITION       CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                                  DATE              COST       MARKET VALUE       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7%, 2017                                      09/24/07            50,000       $   50,313
Anthracite Ltd., CDO, 6%, 2037                                      05/14/02           135,713          146,875
Asset Securitization Corp., FRN, 8.635%, 2029                       01/25/05           159,671          191,186
Atlas Copco AB, 5.6%, 2017                                          05/15/07           349,843          345,392
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.305%, 2040                                                   03/01/06           250,000          249,999
BNP Paribas, 7.195% to 2037, FRN to 2049                            06/18/07           100,000           99,462
Bosphorus Financial Services Ltd., FRN, 6.5 %, 2012                 03/08/05           200,000          198,010
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011           03/08/07           260,864          256,971
Capmark Financial Group, Inc., 6.3%, 2017                           05/03/07           259,581          226,278
Cardinal Health, Inc., 5.8%, 2016                                   07/10/07           193,981          197,876
Chase Commercial Mortgage Securities Corp., 6.6%, 2012              06/07/00           295,254          369,143
DLJ Commercial Mortgage Corp., 6.04%, 2031                          07/23/04           260,953          266,933
Falcon Franchise Loan LLC, 6.5%, 2014                               07/15/05           216,855          221,953
Falcon Franchise Loan LLC, FRN, 4.024%, 2025                        01/29/03           138,511           94,300
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033         11/17/00           275,682          347,344
LVB Acquisition Merger, Inc.,10%, 2017                          9/24/07-9/25/07         74,975           75,000
Momentive Performance Materials, Inc., 9.75%, 2014              9/10/07-9/25/07         82,763           84,150
Prudential Securities Secured Financing Corp.,
FRN, 7.331%, 2013                                                   12/06/04           456,290          440,753
Salomon Brothers Mortgage Securities, Inc., FRN, 7.271%, 2032       01/07/05           609,048          564,313
TGI International Ltd., 9.5%, 2017                                  09/26/07           203,000          206,045
Weatherford International, Inc., 6.35%, 2017                        06/14/07            79,936           81,381
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $4,713,677           6.5%
                                                                                                     =========================

The following abbreviations are used in this report and are defined:

CDO          Collateralized Debt Obligation
CLN          Credit-Linked Note
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD          Canadian Dollar
DKK          Danish Krone
EUR          Euro
GBP          British Pound
JPY          Japanese Yen
MXN          Mexican Peso
PLN          Polish Zloty
SEK          Swedish Krona
SGD          Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC INCOME SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $72,074,053
                                                                             ===========
Gross unrealized appreciation                                                $ 1,411,334
Gross unrealized depreciation                                                 (1,524,829)
                                                                             -----------
      Net unrealized appreciation (depreciation)                             $  (113,495)
                                                                             ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of September 30, 2007, the portfolio had the following unfunded loan commitments of $8,369, which could be extended at the option of the borrower:

                                                                                             UNFUNDED         UNREALIZED
                                                                                               LOAN          APPRECIATION
BORROWER                                                                                    COMMITMENT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Delayed Draw Term Loan, 2014                                  $3,801            $(72)
Univision Communications, Inc., Delayed Draw Term Loan, 2014                                   4,568               96
-------------------------------------------------------------------------------------------------------------------------
                                                                                              $8,369            $  24
                                                                                              ======            =====

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                            NET UNREALIZED
                              CONTRACTS TO           SETTLEMENT                              CONTRACTS       APPRECIATION
TYPE          CURRENCY      DELIVER/RECEIVE          DATE RANGE         IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
    BUY         EUR               337,505             12/19/07             $  470,321        $  482,363        $ 12,042
    BUY         PLN               323,444             11/30/07                121,045           122,573           1,528
    BUY         SGD               230,232             10/4/07                 151,499           154,989           3,490
                                                                                                               --------
                                                                                                               $ 17,060
                                                                                                               ========

DEPRECIATION
------------
    SELL        CAD               347,927             11/13/07             $  335,238        $  350,314        $(15,076)
    SELL        DKK               651,234             10/10/07                120,897           124,697          (3,800)
    SELL        EUR             1,391,163        11/19/07-12/14/07          1,935,620         1,987,651         (52,031)
    SELL        GBP               333,913        12/14/07-12/19/07            670,324           681,763         (11,439)
    BUY         JPY            54,126,047             11/13/07                475,378           474,421            (957)
    SELL        JPY            90,549,022             11/13/07                789,717           793,672          (3,955)
    BUY         MXN               764,636             11/30/07                 69,739            69,647             (92)
    SELL        SEK               418,093             11/13/07                 64,236            65,032            (796)
                                                                                                               --------
                                                                                                               $(88,146)
                                                                                                               ========

FUTURES CONTRACTS OUTSTANDING AT 9/30/07

                                                                                                              UNREALIZED
                                                                                             EXPIRATION      APPRECIATION
DESCRIPTION                                          CONTRACTS                VALUE             DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                                9                $1,002,094          Dec-07          $    952
U.S. Treasury Note 5 yr (Long)                            2                   214,063          Dec-07               243
U.S. Treasury Note 10 yr (Short)                         27                 2,950,594          Dec-07           (20,555)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               $(19,360)
                                                                                                               ========

SWAP AGREEMENTS AT 9/30/07

                                                                                                              UNREALIZED
                        NOTIONAL                                 CASH FLOWS             CASH FLOWS           APPRECIATION
     EXPIRATION          AMOUNT           COUNTERPARTY           TO RECEIVE               TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09  USD            100,000       JPMorgan Chase Bank    4.10% (fixed rate)             (1)                $(11,054)
9/20/10  USD            270,000       Merrill Lynch                  (2)            0.68% (fixed rate)           18,912
9/20/12  USD            290,000       JPMorgan Chase Bank    0.36%(fixed rate)              (3)                   2,397
                                                                                                               --------
                                                                                                               $ 10,255
                                                                                                               ========

(1) Series to pay notional amount upon a defined credit event by Abitibi Consolidated , 8.375%, 4/1/15 .
(2) Series to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(3) Series to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007 are as follows:

----------------------------------
United States                64.9%
----------------------------------
Japan                         3.3%
----------------------------------
Russia                        3.1%
----------------------------------
Germany                       3.1%
----------------------------------
Netherlands                   2.9%
----------------------------------
France                        2.1%
----------------------------------
Mexico                        1.9%
----------------------------------
United Kingdom                1.7%
----------------------------------
Canada                        1.6%
----------------------------------
Other Countries              15.4%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Capital Appreciation Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Capital Appreciation Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.3%

AEROSPACE - 2.8%
Precision Castparts Corp.                                                                               27,920     $    4,131,601
United Technologies Corp.                                                                              127,990         10,300,635
                                                                                                                   --------------
                                                                                                                   $   14,432,236
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 1.3%
Diageo PLC                                                                                             306,820     $    6,740,097
                                                                                                                   --------------
APPAREL MANUFACTURERS - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.                                                                   64,970     $    7,794,590
NIKE, Inc., "B"                                                                                         95,930          5,627,254
                                                                                                                   --------------
                                                                                                                   $   13,421,844
                                                                                                                   --------------
AUTOMOTIVE - 0.8%
Bayerische Motoren Werke AG                                                                             62,590     $    4,039,903
                                                                                                                   --------------
BIOTECHNOLOGY - 5.5%
Amgen, Inc. (a)                                                                                        131,390     $    7,432,732
Celgene Corp. (a)                                                                                       62,910          4,486,112
Genentech, Inc. (a)                                                                                     35,970          2,806,379
Genzyme Corp. (a)                                                                                      155,840          9,655,846
Millipore Corp. (a)                                                                                     51,860          3,930,988
                                                                                                                   --------------
                                                                                                                   $   28,312,057
                                                                                                                   --------------
BROADCASTING - 1.0%
News Corp., "A"                                                                                        245,210     $    5,392,168
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.8%
Charles Schwab Corp.                                                                                   240,630     $    5,197,608
Deutsche Boerse AG                                                                                      33,670          4,588,660
Franklin Resources, Inc.                                                                                11,320          1,443,300
Morgan Stanley                                                                                          50,630          3,189,690
                                                                                                                   --------------
                                                                                                                   $   14,419,258
                                                                                                                   --------------
BUSINESS SERVICES - 3.9%
Amdocs Ltd. (a)                                                                                        291,730     $   10,849,439
Automatic Data Processing, Inc.                                                                         43,920          2,017,246
Fidelity National Information Services, Inc.                                                            64,350          2,855,210
Western Union Co.                                                                                      203,350          4,264,250
                                                                                                                   --------------
                                                                                                                   $   19,986,145
                                                                                                                   --------------
CABLE TV - 0.9%
Comcast Corp., "A" (a)                                                                                 197,900     $    4,785,222
                                                                                                                   --------------
COMPUTER SOFTWARE - 7.6%
Adobe Systems, Inc. (a)                                                                                159,610     $    6,968,573
Citrix Systems, Inc. (a)                                                                                79,580          3,208,666
Microsoft Corp.                                                                                        373,880         11,014,505
Oracle Corp. (a)                                                                                       828,440         17,935,726
                                                                                                                   --------------
                                                                                                                   $   39,127,470
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Apple Computer, Inc. (a)                                                                                35,780     $    5,493,661
Dell, Inc. (a)                                                                                         149,280          4,120,128
EMC Corp. (a)                                                                                          225,730          4,695,184
Network Appliance, Inc. (a)                                                                            142,860          3,844,363
                                                                                                                   --------------
                                                                                                                   $   18,153,336
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.2%
Apollo Group, Inc., "A" (a)                                                                             44,480     $    2,675,472
Colgate-Palmolive Co.                                                                                   53,900          3,844,148
eBay, Inc. (a)                                                                                         105,370          4,111,537
Procter & Gamble Co.                                                                                   153,710         10,811,961
                                                                                                                   --------------
                                                                                                                   $   21,443,118
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 5.7%
Danaher Corp.                                                                                           98,880     $    8,178,365
General Electric Co.                                                                                   325,280         13,466,592
Rockwell Automation, Inc.                                                                               62,900          4,372,179
W.W. Grainger, Inc.                                                                                     39,570          3,608,388
                                                                                                                   --------------
                                                                                                                   $   29,625,524
                                                                                                                   --------------
ELECTRONICS - 6.6%
Intel Corp.                                                                                            597,790     $   15,458,849
KLA-Tencor Corp.                                                                                        94,270          5,258,381
National Semiconductor Corp.                                                                            99,960          2,710,915
Samsung Electronics Co. Ltd., GDR                                                                       16,074          5,043,218
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       564,453          5,712,264
                                                                                                                   --------------
                                                                                                                   $   34,183,627
                                                                                                                   --------------
ENERGY - INTEGRATED - 2.0%
Exxon Mobil Corp.                                                                                       79,210     $    7,331,678
Hess Corp.                                                                                              46,720          3,108,282
                                                                                                                   --------------
                                                                                                                   $   10,439,960
                                                                                                                   --------------
FOOD & BEVERAGES - 4.1%
General Mills, Inc.                                                                                     44,200     $    2,564,042
Nestle S.A.                                                                                             20,547          9,235,202
PepsiCo, Inc.                                                                                          130,040          9,526,730
                                                                                                                   --------------
                                                                                                                   $   21,325,974
                                                                                                                   --------------
FOOD & DRUG STORES - 1.9%
CVS Caremark Corp.                                                                                     242,642     $    9,615,902
                                                                                                                   --------------
GAMING & LODGING - 1.5%
International Game Technology                                                                           71,030     $    3,061,393
Royal Caribbean Cruises Ltd.                                                                           117,780          4,596,953
                                                                                                                   --------------
                                                                                                                   $    7,658,346
                                                                                                                   --------------
GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc.                                                                             142,820     $    3,793,299
Target Corp.                                                                                           123,550          7,854,074
                                                                                                                   --------------
                                                                                                                   $   11,647,373
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                                65,610     $    3,177,492
                                                                                                                   --------------
INSURANCE - 0.9%
Aflac, Inc.                                                                                             84,160     $    4,800,486
                                                                                                                   --------------
INTERNET - 2.1%
Google, Inc., "A" (a)                                                                                   19,110     $   10,840,530
                                                                                                                   --------------
LEISURE & TOYS - 0.5%
Electronic Arts, Inc. (a)                                                                               43,210     $    2,419,328
                                                                                                                   --------------
MAJOR BANKS - 2.6%
Bank of New York Mellon Corp.                                                                          101,281     $    4,470,543
State Street Corp.                                                                                     132,030          8,999,165
                                                                                                                   --------------
                                                                                                                   $   13,469,708
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Cardinal Health, Inc.                                                                                   42,230     $    2,640,642
                                                                                                                   --------------
MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)                                                                      158,970     $    4,862,892
C.R. Bard, Inc.                                                                                         20,800          1,834,352
DENTSPLY International, Inc.                                                                            50,620          2,107,817
Medtronic, Inc.                                                                                        226,930         12,801,121
ResMed, Inc. (a)                                                                                        61,010          2,615,499
                                                                                                                   --------------
                                                                                                                   $   24,221,681
                                                                                                                   --------------
NETWORK & TELECOM - 3.9%
Cisco Systems, Inc. (a)                                                                                450,070     $   14,901,818
Juniper Networks, Inc. (a)                                                                              58,520          2,142,417
QUALCOMM, Inc.                                                                                          66,990          2,830,997
                                                                                                                   --------------
                                                                                                                   $   19,875,232
                                                                                                                   --------------
OIL SERVICES - 3.1%
Halliburton Co.                                                                                        138,500     $    5,318,400
Noble Corp.                                                                                            105,490          5,174,285
Schlumberger Ltd.                                                                                       25,360          2,662,800
Weatherford International Ltd. (a)                                                                      40,450          2,717,431
                                                                                                                   --------------
                                                                                                                   $   15,872,916
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                                   127,440     $    7,566,113
Commerce Bancorp, Inc.                                                                                  66,880          2,593,606
Moody's Corp.                                                                                           52,770          2,659,608
UBS AG                                                                                                 145,444          7,824,677
                                                                                                                   --------------
                                                                                                                   $   20,644,004
                                                                                                                   --------------
PHARMACEUTICALS - 7.6%
Allergan, Inc.                                                                                          77,590     $    5,002,227
Bayer AG                                                                                                36,450          2,903,533
Johnson & Johnson                                                                                      143,690          9,440,433
Novartis AG, ADR                                                                                        70,000          3,847,200
Roche Holding AG                                                                                        58,240         10,565,885
Wyeth                                                                                                  162,800          7,252,740
                                                                                                                   --------------
                                                                                                                   $   39,012,018
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                           59,030     $    4,944,353
                                                                                                                   --------------
SPECIALTY STORES - 3.4%
CarMax, Inc. (a)                                                                                       158,560     $    3,223,525
Lowe's Cos., Inc.                                                                                      135,590          3,799,232
Nordstrom, Inc.                                                                                         84,900          3,980,961
Staples, Inc.                                                                                          308,280          6,624,937
                                                                                                                   --------------
                                                                                                                   $   17,628,655
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A.B. de C.V., "L", ADR                                                                 131,120     $    8,391,680
                                                                                                                   --------------
TOBACCO - 0.5%
Altria Group, Inc.                                                                                      37,510     $    2,608,070
                                                                                                                   --------------
TRUCKING - 1.3%
FedEx Corp.                                                                                             27,920     $    2,924,620
United Parcel Service, Inc., "B"                                                                        49,210          3,695,671
                                                                                                                   --------------
                                                                                                                   $    6,620,291
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  511,916,646
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.2%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                      $       968,000     $      968,000
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $  512,884,646
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                   2,774,575
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $  515,659,221
                                                                                                                   --------------

(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL APPRECIATION SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $464,948,451
                                                                  ============
Gross unrealized appreciation                                     $ 61,031,514
Gross unrealized depreciation                                      (13,095,319)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 47,936,195
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Emerging Growth Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Emerging Growth Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 97.8%
AEROSPACE - 4.1%
Lockheed Martin Corp.                                                                                   45,480     $    4,934,121
Precision Castparts Corp.                                                                                4,620            683,668
Rockwell Collins, Inc.                                                                                  33,480          2,445,379
United Technologies Corp.                                                                               54,320          4,371,674
                                                                                                                   --------------
                                                                                                                   $   12,434,842
                                                                                                                   --------------
APPAREL MANUFACTURERS - 2.2%
Coach, Inc. (a)                                                                                         16,210     $      766,247
Li & Fung Ltd.                                                                                         160,000            679,440
LVMH Moet Hennessy Louis Vuitton S.A.                                                                   13,330          1,599,229
NIKE, Inc., "B"                                                                                         47,390          2,779,897
Quiksilver, Inc. (a)(l)                                                                                 69,060            987,558
                                                                                                                   --------------
                                                                                                                   $    6,812,371
                                                                                                                   --------------
BIOTECHNOLOGY - 5.6%
Celgene Corp. (a)                                                                                       53,550     $    3,818,651
Genentech, Inc. (a)                                                                                     23,280          1,816,306
Genzyme Corp. (a)                                                                                       57,290          3,549,688
Gilead Sciences, Inc. (a)                                                                               85,520          3,495,202
Millipore Corp. (a)(l)                                                                                  57,080          4,326,664
                                                                                                                   --------------
                                                                                                                   $   17,006,511
                                                                                                                   --------------
BROADCASTING - 1.8%
Grupo Televisa S.A., ADR (l)                                                                            58,700     $    1,418,779
News Corp., "A"                                                                                        182,370          4,010,316
                                                                                                                   --------------
                                                                                                                   $    5,429,095
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 3.7%
Affiliated Managers Group, Inc. (a)(l)                                                                   8,230     $    1,049,407
Charles Schwab Corp.                                                                                   138,340          2,988,144
Deutsche Boerse AG                                                                                      18,950          2,582,569
EFG International                                                                                       22,380          1,053,991
GFI Group, Inc. (a)(l)                                                                                   9,920            854,310
Goldman Sachs Group, Inc.                                                                                9,110          1,974,501
T. Rowe Price Group, Inc.                                                                               12,070            672,178
                                                                                                                   --------------
                                                                                                                   $   11,175,100
                                                                                                                   --------------
BUSINESS SERVICES - 3.2%
Amdocs Ltd. (a)                                                                                         81,300     $    3,023,547
Cognizant Technology Solutions Corp., "A" (a)                                                           21,460          1,711,864
Corporate Executive Board Co. (l)                                                                       35,830          2,660,019
CoStar Group, Inc. (a)(l)                                                                                8,360            446,842
Fidelity National Information Services, Inc.                                                            13,380            593,671
Global Payments, Inc.                                                                                   24,680          1,091,350
Satyam Computer Services Ltd., ADR                                                                      11,700            302,913
                                                                                                                   --------------
                                                                                                                   $    9,830,206
                                                                                                                   --------------
CHEMICALS - 1.3%
Monsanto Co.                                                                                            45,010     $    3,859,157
                                                                                                                   --------------
COMPUTER SOFTWARE - 6.0%
ACI Worldwide, Inc. (a)(l)                                                                              22,610     $      505,334
Adobe Systems, Inc. (a)                                                                                163,850          7,153,691
Cognos, Inc. (a)                                                                                        14,430            599,278
NAVTEQ Corp. (a)                                                                                        31,100          2,424,867
Oracle Corp. (a)                                                                                        57,640          1,247,906
Salesforce.com, Inc. (a)                                                                                33,040          1,695,613
Synopsys, Inc. (a)                                                                                      42,050          1,138,714
VeriSign, Inc. (a)                                                                                     106,910          3,607,143
                                                                                                                   --------------
                                                                                                                   $   18,372,546
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Apple Computer, Inc. (a)                                                                                 8,650     $    1,328,121
EMC Corp. (a)                                                                                          209,860          4,365,088
Network Appliance, Inc. (a)                                                                             74,700          2,010,177
                                                                                                                   --------------
                                                                                                                   $    7,703,386
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.4%
Apollo Group, Inc., "A" (a)                                                                             68,390     $    4,113,659
Avon Products, Inc.                                                                                     27,100          1,017,063
Capella Education Co. (a)(l)                                                                            19,840          1,109,254
New Oriental Education & Technology Group, Inc., ADR (a)                                                26,540          1,766,502
Priceline.com, Inc. (a)(l)                                                                              22,610          2,006,638
Sotheby's (l)                                                                                            6,760            323,060
Strayer Education, Inc.                                                                                 18,950          3,195,539
                                                                                                                   --------------
                                                                                                                   $   13,531,715
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.4%
Anixter International, Inc. (a)(l)                                                                      11,070     $      912,722
Danaher Corp.                                                                                           55,570          4,596,195
Rockwell Automation, Inc.                                                                               27,930          1,941,414
                                                                                                                   --------------
                                                                                                                   $    7,450,331
                                                                                                                   --------------
ELECTRONICS - 6.4%
ARM Holdings PLC                                                                                       572,080     $    1,802,004
ASML Holding N.V. (a)(l)                                                                                31,110          1,022,275
Hittite Microwave Corp. (a)(l)                                                                          18,090            798,674
Intel Corp.                                                                                            237,080          6,130,889
Intersil Corp., "A"                                                                                     41,090          1,373,639
Marvell Technology Group Ltd. (a)                                                                      113,530          1,858,486
National Semiconductor Corp. (l)                                                                        67,990          1,843,889
Nintendo Co. Ltd.                                                                                        3,100          1,615,723
Samsung Electronics Co. Ltd., GDR                                                                        3,031            950,976
SanDisk Corp. (a)(l)                                                                                    40,800          2,248,080
                                                                                                                   --------------
                                                                                                                   $   19,644,635
                                                                                                                   --------------
ENERGY - INDEPENDENT - 1.6%
Apache Corp.                                                                                             6,800     $      612,408
Denbury Resources, Inc. (a)                                                                             17,100            764,199
Ultra Petroleum Corp. (a)                                                                               25,880          1,605,595
XTO Energy, Inc.                                                                                        32,110          1,985,682
                                                                                                                   --------------
                                                                                                                   $    4,967,884
                                                                                                                   --------------
ENERGY - INTEGRATED - 1.3%
Hess Corp.                                                                                              35,670     $    2,373,125
Marathon Oil Corp.                                                                                      26,500          1,511,030
                                                                                                                   --------------
                                                                                                                   $    3,884,155
                                                                                                                   --------------
ENGINEERING - CONSTRUCTION - 0.7%
Fluor Corp.                                                                                             10,060     $    1,448,439
Quanta Services, Inc. (a)(l)                                                                            31,740            839,523
                                                                                                                   --------------
                                                                                                                   $    2,287,962
                                                                                                                   --------------
FOOD & BEVERAGES - 3.4%
Hain Celestial Group, Inc. (a)(l)                                                                        7,000     $      224,910
Nestle S.A.                                                                                             11,982          5,385,516
PepsiCo, Inc.                                                                                           63,120          4,624,171
                                                                                                                   --------------
                                                                                                                   $   10,234,597
                                                                                                                   --------------
FOOD & DRUG STORES - 0.9%
CVS Caremark Corp.                                                                                      30,780     $    1,219,811
Whole Foods Market, Inc. (l)                                                                            28,600          1,400,256
                                                                                                                   --------------
                                                                                                                   $    2,620,067
                                                                                                                   --------------
GAMING & LODGING - 1.5%
International Game Technology                                                                           57,560     $    2,480,836
MGM Mirage (a)                                                                                           9,520            851,469
Royal Caribbean Cruises Ltd. (l)                                                                        35,450          1,383,614
                                                                                                                   --------------
                                                                                                                   $    4,715,919
                                                                                                                   --------------
GENERAL MERCHANDISE - 0.3%
Family Dollar Stores, Inc. (l)                                                                          40,300     $    1,070,368
                                                                                                                   --------------
INSURANCE - 0.4%
Aflac, Inc.                                                                                             19,670     $    1,121,977
                                                                                                                   --------------
INTERNET - 3.8%
Google, Inc., "A" (a)                                                                                   15,030     $    8,526,068
Omniture, Inc. (a)                                                                                      58,070          1,760,682
Tencent Holdings Ltd.                                                                                  221,000          1,427,623
                                                                                                                   --------------
                                                                                                                   $   11,714,373
                                                                                                                   --------------
LEISURE & TOYS - 3.0%
Electronic Arts, Inc. (a)                                                                              113,550     $    6,357,665
THQ, Inc. (a)                                                                                           17,900            447,142
Ubisoft Entertainment S.A. (a)                                                                          33,503          2,290,122
                                                                                                                   --------------
                                                                                                                   $    9,094,929
                                                                                                                   --------------
MACHINERY & TOOLS - 1.6%
Bucyrus International, Inc.                                                                             37,070     $    2,703,515
Kennametal, Inc.                                                                                        11,410            958,212
Ritchie Bros. Auctioneers, Inc.                                                                          3,160            205,716
Timken Co.                                                                                              24,910            925,407
                                                                                                                   --------------
                                                                                                                   $    4,792,850
                                                                                                                   --------------
MAJOR BANKS - 1.1%
State Street Corp.                                                                                      50,340     $    3,431,174
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
IDEXX Laboratories, Inc. (a)                                                                            33,240     $    3,642,772
                                                                                                                   --------------
MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)(l)                                                                   110,650     $    3,384,784
Conceptus, Inc. (a)(l)                                                                                  83,660          1,587,867
Medtronic, Inc.                                                                                         80,220          4,525,210
ResMed, Inc. (a)(l)                                                                                     20,840            893,411
St. Jude Medical, Inc. (a)                                                                              65,720          2,896,280
Thoratec Corp. (a)(l)                                                                                   55,710          1,152,640
                                                                                                                   --------------
                                                                                                                   $   14,440,192
                                                                                                                   --------------
METALS & MINING - 1.0%
Allegheny Technologies, Inc.                                                                            10,700     $    1,176,465
Cameco Corp.                                                                                            20,400            943,296
Companhia Vale do Rio Doce, ADR                                                                         23,700            804,141
                                                                                                                   --------------
                                                                                                                   $    2,923,902
                                                                                                                   --------------
NETWORK & TELECOM - 5.5%
Cisco Systems, Inc. (a)                                                                                167,120     $    5,533,343
Juniper Networks, Inc. (a)                                                                              67,918          2,486,478
NICE Systems Ltd., ADR (a)                                                                              78,240          2,804,122
QLogic Corp. (a)                                                                                        97,040          1,305,188
Research In Motion Ltd. (a)                                                                             42,720          4,210,056
Sonus Networks, Inc. (a)                                                                                75,920            463,112
                                                                                                                   --------------
                                                                                                                   $   16,802,299
                                                                                                                   --------------
OIL SERVICES - 3.3%
Exterran Holdings, Inc. (a)(l)                                                                          13,270     $    1,066,112
National Oilwell Varco, Inc. (a)                                                                        19,020          2,748,390
Noble Corp.                                                                                             87,360          4,285,008
Pride International, Inc. (a)                                                                           28,940          1,057,757
Weatherford International Ltd. (a)                                                                      13,600            913,648
                                                                                                                   --------------
                                                                                                                   $   10,070,915
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.6%
American Express Co.                                                                                    46,520     $    2,761,892
Moody's Corp.                                                                                           15,200            766,080
UBS AG                                                                                                  27,120          1,444,140
                                                                                                                   --------------
                                                                                                                   $    4,972,112
                                                                                                                   --------------
PHARMACEUTICALS - 4.2%
Allergan, Inc.                                                                                          25,680     $    1,655,590
Elan Corp. PLC, ADR (a)                                                                                152,910          3,217,226
Merck & Co., Inc.                                                                                       68,990          3,566,093
Roche Holding AG                                                                                        24,370          4,421,199
                                                                                                                   --------------
                                                                                                                   $   12,860,108
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (a)(l)                                                                    56,020     $      601,655
                                                                                                                   --------------
REAL ESTATE - 0.3%
Jones Lang Lasalle, Inc.                                                                                 8,010     $      823,108
                                                                                                                   --------------
SPECIALTY STORES - 5.1%
Advance Auto Parts, Inc.                                                                                33,120     $    1,111,507
Amazon.com, Inc. (a)                                                                                     6,800            633,420
CarMax, Inc. (a)                                                                                        42,230            858,536
Dick's Sporting Goods, Inc. (a)(l)                                                                      28,700          1,927,205
GameStop Corp., "A" (a)                                                                                 40,840          2,301,334
Lowe's Cos., Inc.                                                                                      151,560          4,246,711
Nordstrom, Inc.                                                                                         52,990          2,484,701
Staples, Inc.                                                                                           64,710          1,390,618
Urban Outfitters, Inc. (a)(l)                                                                           26,030            567,454
                                                                                                                   --------------
                                                                                                                   $   15,521,486
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
America Movil S.A.B. de C.V., "L", ADR                                                                  70,980     $    4,542,720
Rogers Communications, Inc., "B"                                                                        37,580          1,712,411
                                                                                                                   --------------
                                                                                                                   $    6,255,131
                                                                                                                   --------------
TELEPHONE SERVICES - 3.8%
American Tower Corp., "A" (a)(l)                                                                       121,415     $    5,286,409
AT&T, Inc.                                                                                             100,110          4,235,654
Global Crossing Ltd. (a)(l)                                                                             35,970            758,248
Qwest Communications International, Inc. (a)(l)                                                         79,460            727,854
Time Warner Telecom, Inc., "A" (a)(l)                                                                   27,870            612,304
                                                                                                                   --------------
                                                                                                                   $   11,620,469
                                                                                                                   --------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                                      51,410     $    3,574,537
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 0.5%
NRG Energy, Inc. (a)                                                                                    34,190     $    1,445,895
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  298,740,731
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 2.2%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $     6,647,000     $    6,647,000
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 11.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    35,543,641     $   35,543,641
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $  340,931,372
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (11.7)%                                                                              (35,577,969)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  305,353,403
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $289,825,212
                                                                  ============
Gross unrealized appreciation                                     $ 57,407,344
Gross unrealized depreciation                                       (6,301,184)
                                                                  ------------
Net unrealized appreciation (depreciation)                        $ 51,106,160
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Blended Research Core Equity Series
                        (Formerly Massachusetts Investors Trust Series)

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Blended Research Core Equity Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.4%
AEROSPACE - 2.8%
Lockheed Martin Corp.                                                                                  156,880     $   17,019,910
Northrop Grumman Corp.                                                                                 170,950         13,334,099
                                                                                                                   --------------
                                                                                                                   $   30,354,009
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.1%
Phillips-Van Heusen Corp.                                                                              222,330     $   11,667,877
                                                                                                                   --------------
AUTOMOTIVE - 0.9%
Autoliv, Inc.                                                                                          159,150     $    9,509,212
                                                                                                                   --------------
BIOTECHNOLOGY - 1.5%
Amgen, Inc. (a)                                                                                        236,060     $   13,353,913
Genentech, Inc. (a)                                                                                     43,030          3,357,201
                                                                                                                   --------------
                                                                                                                   $   16,711,114
                                                                                                                   --------------
BROADCASTING - 2.5%
Time Warner, Inc.                                                                                      654,850     $   12,023,046
Walt Disney Co.                                                                                        457,090         15,719,325
                                                                                                                   --------------
                                                                                                                   $   27,742,371
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 4.4%
Goldman Sachs Group, Inc.                                                                               92,440     $   20,035,446
Lehman Brothers Holdings, Inc.                                                                         239,740         14,799,150
Morgan Stanley                                                                                         218,150         13,743,450
                                                                                                                   --------------
                                                                                                                   $   48,578,046
                                                                                                                   --------------
BUSINESS SERVICES - 0.3%
Cognizant Technology Solutions
Corp., "A" (a)                                                                                          44,300     $    3,533,811
                                                                                                                   --------------
CHEMICALS - 1.2%
3M Co.                                                                                                 142,920     $   13,374,454
                                                                                                                   --------------
COMPUTER SOFTWARE - 3.6%
Compuware Corp. (a)                                                                                    800,580     $    6,420,652
Microsoft Corp.                                                                                        330,980          9,750,671
NAVTEQ Corp. (a)                                                                                        55,700          4,342,929
Oracle Corp. (a)                                                                                       890,670         19,283,006
                                                                                                                   --------------
                                                                                                                   $   39,797,258
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 6.8%
Apple Computer, Inc. (a)                                                                               183,440     $   28,165,378
EMC Corp. (a)                                                                                          209,690          4,361,552
Hewlett-Packard Co.                                                                                    465,090         23,156,831
International Business Machines
Corp. (l)                                                                                              165,930         19,546,554
                                                                                                                   --------------
                                                                                                                   $   75,230,315
                                                                                                                   --------------
CONSTRUCTION - 0.5%
NVR, Inc. (a)(l)                                                                                        12,440     $    5,849,910
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 1.8%
Procter & Gamble Co.                                                                                   285,760     $   20,100,358
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 3.3%
General Electric Co.                                                                                   520,340     $   21,542,076
Tyco Electronics Ltd.                                                                                  126,040          4,465,597
Tyco International Ltd. (a)                                                                            126,390          5,604,133
WESCO International, Inc. (a)(l)                                                                       105,590          4,534,035
                                                                                                                   --------------
                                                                                                                   $   36,145,841
                                                                                                                   --------------
ELECTRONICS - 3.3%
Dolby Laboratories, Inc., "A" (a)                                                                      253,240     $    8,817,817
Intel Corp.                                                                                            932,450         24,113,157
National Semiconductor Corp. (l)                                                                       104,360          2,830,243
                                                                                                                   --------------
                                                                                                                   $   35,761,217
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.8%
Devon Energy Corp.                                                                                     186,130     $   15,486,016
Valero Energy Corp.                                                                                    233,220         15,667,720
                                                                                                                   --------------
                                                                                                                   $   31,153,736
                                                                                                                   --------------
ENERGY - INTEGRATED - 6.1%
ConocoPhillips                                                                                         105,030     $    9,218,483
Exxon Mobil Corp.                                                                                      511,120         47,309,267
Hess Corp.                                                                                              79,050          5,259,197
Marathon Oil Corp.                                                                                      86,780          4,948,196
                                                                                                                   --------------
                                                                                                                   $   66,735,143
                                                                                                                   --------------
FOOD & BEVERAGES - 3.3%
Coca-Cola Co.                                                                                           65,620     $    3,771,181
General Mills, Inc.                                                                                    205,130         11,899,591
PepsiCo, Inc.                                                                                          279,220         20,455,657
                                                                                                                   --------------
                                                                                                                   $   36,126,429
                                                                                                                   --------------
FOOD & DRUG STORES - 1.9%
CVS Caremark Corp.                                                                                     226,500     $    8,976,195
Kroger Co.                                                                                             398,970         11,378,624
                                                                                                                   --------------
                                                                                                                   $   20,354,819
                                                                                                                   --------------
GAMING & LODGING - 0.8%
International Game Technology                                                                          203,230     $    8,759,213
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.2%
Family Dollar Stores, Inc. (l)                                                                         344,830     $    9,158,685
Kohl's Corp. (a)                                                                                        34,320          1,967,566
Wal-Mart Stores, Inc.                                                                                   53,430          2,332,220
                                                                                                                   --------------
                                                                                                                   $   13,458,471
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
Humana, Inc. (a)                                                                                       177,530     $   12,405,796
UnitedHealth Group, Inc.                                                                               148,840          7,208,321
                                                                                                                   --------------
                                                                                                                   $   19,614,117
                                                                                                                   --------------
INSURANCE - 5.5%
Allstate Corp.                                                                                         239,840     $   13,716,450
American International Group, Inc.                                                                      57,017          3,857,200
Hartford Financial Services Group, Inc.                                                                143,680         13,297,584
MetLife, Inc.                                                                                          227,400         15,856,602
Travelers Cos., Inc.                                                                                   263,230         13,250,998
                                                                                                                   --------------
                                                                                                                   $   59,978,834
                                                                                                                   --------------
INTERNET - 1.1%
Google, Inc., "A" (a)                                                                                   21,270     $   12,065,833
                                                                                                                   --------------
MACHINERY & TOOLS - 1.3%
Eaton Corp.                                                                                             20,450     $    2,025,368
Timken Co.                                                                                             342,210         12,713,102
                                                                                                                   --------------
                                                                                                                   $   14,738,470
                                                                                                                   --------------
MAJOR BANKS - 5.9%
Bank of America Corp.                                                                                  551,140     $   27,705,808
Bank of New York Mellon Corp.                                                                          344,758         15,217,618
JPMorgan Chase & Co.                                                                                   479,460         21,968,857
                                                                                                                   --------------
                                                                                                                   $   64,892,283
                                                                                                                   --------------
MEDICAL EQUIPMENT - 1.5%
Cooper Cos., Inc. (l)                                                                                  205,120     $   10,752,390
Covidien Ltd.                                                                                          126,480          5,248,920
                                                                                                                   --------------
                                                                                                                   $   16,001,310
                                                                                                                   --------------
METALS & MINING - 1.8%
Freeport-McMoRan Copper & Gold, Inc.                                                                    46,070     $    4,832,282
Southern Copper Corp.                                                                                  118,190         14,635,468
                                                                                                                   --------------
                                                                                                                   $   19,467,750
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 1.3%
Williams Cos., Inc.                                                                                    424,370     $   14,454,042
                                                                                                                   --------------
NETWORK & TELECOM - 1.1%
Cisco Systems, Inc. (a)                                                                                380,000     $   12,581,800
                                                                                                                   --------------
OIL SERVICES - 1.8%
Halliburton Co.                                                                                        384,680     $   14,771,712
Tidewater, Inc. (l)                                                                                     75,170          4,723,683
                                                                                                                   --------------
                                                                                                                   $   19,495,395
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.2%
Capital One Financial Corp.                                                                            194,750     $   12,937,242
Citigroup, Inc.                                                                                        548,920         25,618,096
Fannie Mae                                                                                             163,380          9,935,138
Ryder System, Inc. (l)                                                                                 183,180          8,975,820
                                                                                                                   --------------
                                                                                                                   $   57,466,296
                                                                                                                   --------------
PHARMACEUTICALS - 6.9%
Bristol-Myers Squibb Co.                                                                               178,890     $    5,155,610
Endo Pharmaceuticals Holdings, Inc. (a)                                                                351,060         10,886,371
Johnson & Johnson                                                                                      414,450         27,229,365
Merck & Co., Inc.                                                                                      415,900         21,497,871
Pfizer, Inc.                                                                                           130,610          3,190,802
Wyeth                                                                                                  168,790          7,519,595
                                                                                                                   --------------
                                                                                                                   $   75,479,614
                                                                                                                   --------------
POLLUTION CONTROL - 0.2%
Allied Waste Industries, Inc. (a)                                                                      158,870     $    2,025,593
                                                                                                                   --------------
RAILROAD & SHIPPING - 1.2%
Burlington Northern Santa Fe Corp.                                                                     156,890     $   12,734,761
                                                                                                                   --------------
RESTAURANTS - 1.5%
McDonald's Corp.                                                                                       311,100     $   16,945,617
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.4%
Praxair, Inc.                                                                                          187,310     $   15,689,086
                                                                                                                   --------------
SPECIALTY STORES - 0.6%
RadioShack Corp. (l)                                                                                   344,680     $    7,121,089
                                                                                                                   --------------
TELEPHONE SERVICES - 3.8%
AT&T, Inc.                                                                                             321,010     $   13,581,933
Embarq Corp.                                                                                           175,340          9,748,904
Verizon Communications, Inc.                                                                           404,370         17,905,504
                                                                                                                   --------------
                                                                                                                   $   41,236,341
                                                                                                                   --------------
TOBACCO - 1.9%
Altria Group, Inc.                                                                                     299,800     $   20,845,094
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 3.5%
Constellation Energy Group, Inc.                                                                       162,100     $   13,906,559
FirstEnergy Corp.                                                                                       50,940          3,226,540
Mirant Corp. (a)                                                                                       272,970         11,104,420
NRG Energy, Inc. (a)                                                                                   240,800         10,183,432
                                                                                                                   --------------
                                                                                                                   $   38,420,951
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $1,092,197,880
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.6%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $     6,179,000     $    6,179,000
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 2.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    28,237,716     $   28,237,716
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $1,126,614,596
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (2.6)%                                                                               (28,148,467)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $1,098,466,129
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST -  BLENDED RESEARCH CORE EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                             $1,056,389,442
                                                           ==============
Gross unrealized appreciation                              $  111,770,935
Gross unrealized depreciation                                 (41,545,781)
                                                           --------------
Net unrealized appreciation (depreciation)                 $   70,225,154
                                                           ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $45,781,758. These loans were collateralized by cash of $28,237,716 and U.S. Treasury obligations of $18,560,248.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Research Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Research Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.1%

AEROSPACE - 3.4%
Lockheed Martin Corp.                                                                                   45,120     $    4,895,065
United Technologies Corp.                                                                               75,440          6,071,411
                                                                                                                   --------------
                                                                                                                   $   10,966,476
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.3%
Coach, Inc. (a)                                                                                         23,970     $    1,133,062
NIKE, Inc., "B"                                                                                         53,340          3,128,924
                                                                                                                   --------------
                                                                                                                   $    4,261,986
                                                                                                                   --------------
BIOTECHNOLOGY - 5.1%
Amgen, Inc. (a)                                                                                        123,270     $    6,973,384
Genzyme Corp. (a)                                                                                       93,280          5,779,629
Millipore Corp. (a)(l)                                                                                  47,170          3,575,486
                                                                                                                   --------------
                                                                                                                   $   16,328,499
                                                                                                                   --------------
BROADCASTING - 1.2%
News Corp., "A"                                                                                         64,810     $    1,425,172
Walt Disney Co.                                                                                         46,570          1,601,542
WPP Group PLC                                                                                           52,440            710,066
                                                                                                                   --------------
                                                                                                                   $    3,736,780
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 4.2%
Affiliated Managers Group, Inc. (a)(l)                                                                  23,530     $    3,000,310
Deutsche Boerse AG                                                                                      13,190          1,797,577
E*TRADE Financial Corp. (a)(l)                                                                          78,880          1,030,173
Franklin Resources, Inc.                                                                                21,410          2,729,775
Goldman Sachs Group, Inc.                                                                               16,590          3,595,717
TD AMERITRADE Holding Corp. (a)                                                                         75,940          1,383,627
                                                                                                                   --------------
                                                                                                                   $   13,537,179
                                                                                                                   --------------
BUSINESS SERVICES - 0.9%
Satyam Computer Services Ltd., ADR (l)                                                                 111,550     $    2,888,030
                                                                                                                   --------------
CABLE TV - 1.3%
Comcast Corp., "Special A" (a)                                                                         115,015     $    2,755,759
Time Warner Cable, Inc. (a)                                                                             37,910          1,243,448
                                                                                                                   --------------
                                                                                                                   $    3,999,207
                                                                                                                   --------------
CHEMICALS - 1.9%
3M Co.                                                                                                  23,820     $    2,229,076
PPG Industries, Inc.                                                                                    50,130          3,787,322
                                                                                                                   --------------
                                                                                                                   $    6,016,398
                                                                                                                   --------------
COMPUTER SOFTWARE - 2.7%
Adobe Systems, Inc. (a)                                                                                 62,340     $    2,721,764
Oracle Corp. (a)                                                                                       178,580          3,866,257
Salesforce.com, Inc. (a)                                                                                41,280          2,118,490
                                                                                                                   --------------
                                                                                                                   $    8,706,511
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 3.4%
EMC Corp. (a)                                                                                          136,330     $    2,835,664
International Business Machines Corp.                                                                   40,740          4,799,172
Network Appliance, Inc. (a)                                                                            124,650          3,354,332
                                                                                                                   --------------
                                                                                                                   $   10,989,168
                                                                                                                   --------------
CONGLOMERATES - 1.1%
Siemens AG                                                                                              24,960     $    3,434,402
                                                                                                                   --------------
CONSTRUCTION - 0.6%
D.R. Horton, Inc. (l)                                                                                  155,410     $    1,990,802
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 2.3%
Apollo Group, Inc., "A" (a)                                                                             38,480     $    2,314,572
Colgate-Palmolive Co.                                                                                   70,440          5,023,781
                                                                                                                   --------------
                                                                                                                   $    7,338,353
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 3.1%
Danaher Corp.                                                                                           85,500     $    7,071,705
Rockwell Automation, Inc.                                                                               39,720          2,760,937
                                                                                                                   --------------
                                                                                                                   $    9,832,642
                                                                                                                   --------------
ELECTRONICS - 4.2%
Applied Materials, Inc.                                                                                 59,160     $    1,224,612
Intel Corp.                                                                                            217,270          5,618,602
Marvell Technology Group Ltd. (a)                                                                       94,930          1,554,004
National Semiconductor Corp.                                                                            34,350            931,572
SanDisk Corp. (a)(l)                                                                                    34,820          1,918,582
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       199,880          2,022,786
                                                                                                                   --------------
                                                                                                                   $   13,270,158
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.9%
Apache Corp.                                                                                            45,570     $    4,104,034
CONSOL Energy, Inc.                                                                                     36,100          1,682,260
Ultra Petroleum Corp. (a)                                                                               24,210          1,501,988
XTO Energy, Inc.                                                                                        32,180          1,990,011
                                                                                                                   --------------
                                                                                                                   $    9,278,293
                                                                                                                   --------------
ENERGY - INTEGRATED - 5.1%
Exxon Mobil Corp.                                                                                      104,540     $    9,676,222
Hess Corp.                                                                                              27,390          1,822,257
Marathon Oil Corp.                                                                                      39,660          2,261,413
TOTAL S.A., ADR                                                                                         30,680          2,486,000
                                                                                                                   --------------
                                                                                                                   $   16,245,892
                                                                                                                   --------------
FOOD & BEVERAGES - 3.6%
General Mills, Inc.                                                                                     34,110     $    1,978,721
Nestle S.A.                                                                                              5,640          2,534,995
PepsiCo, Inc.                                                                                           93,270          6,832,960
                                                                                                                   --------------
                                                                                                                   $   11,346,676
                                                                                                                   --------------
FOOD & DRUG STORES - 1.0%
CVS Caremark Corp.                                                                                      81,520     $    3,230,638
                                                                                                                   --------------
GAMING & LODGING - 1.4%
International Game Technology                                                                           48,170     $    2,076,127
Royal Caribbean Cruises Ltd. (l)                                                                        63,710          2,486,601
                                                                                                                   --------------
                                                                                                                   $    4,562,728
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.2%
Family Dollar Stores, Inc.                                                                              34,320     $      911,539
Macy's, Inc.                                                                                            88,250          2,852,240
                                                                                                                   --------------
                                                                                                                   $    3,763,779
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
WellPoint, Inc. (a)                                                                                     40,200     $    3,172,584
                                                                                                                   --------------
INSURANCE - 5.6%
Aflac, Inc.                                                                                             55,670     $    3,175,417
Chubb Corp.                                                                                             50,130          2,688,973
Genworth Financial, Inc., "A"                                                                          112,370          3,453,130
Hartford Financial Services Group, Inc.                                                                 21,160          1,958,358
MetLife, Inc.                                                                                           93,030          6,486,982
                                                                                                                   --------------
                                                                                                                   $   17,762,860
                                                                                                                   --------------
INTERNET - 1.9%
Google, Inc., "A" (a)                                                                                   10,470     $    5,939,317
                                                                                                                   --------------
MACHINERY & TOOLS - 1.3%
Bucyrus International, Inc.                                                                                600     $       43,758
Eaton Corp.                                                                                             17,040          1,687,642
Timken Co.                                                                                              65,480          2,432,582
                                                                                                                   --------------
                                                                                                                   $    4,163,982
                                                                                                                   --------------
MAJOR BANKS - 7.4%
Bank of America Corp.                                                                                  111,430     $    5,601,586
Bank of New York Mellon Corp.                                                                          187,326          8,268,570
JPMorgan Chase & Co.                                                                                   136,030          6,232,895
State Street Corp.                                                                                      51,680          3,522,509
                                                                                                                   --------------
                                                                                                                   $   23,625,560
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                                        26,370     $    1,666,057
                                                                                                                   --------------
MEDICAL EQUIPMENT - 1.3%
Boston Scientific Corp. (a)                                                                            227,980     $    3,180,321
C.R. Bard, Inc.                                                                                         11,600          1,023,004
                                                                                                                   --------------
                                                                                                                   $    4,203,325
                                                                                                                   --------------
METALS & MINING - 1.8%
BHP Billiton PLC                                                                                       124,680     $    4,462,858
Cameco Corp.                                                                                            30,800          1,424,192
                                                                                                                   --------------
                                                                                                                   $    5,887,050
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 1.3%
Questar Corp.                                                                                           30,560     $    1,605,317
Sempra Energy                                                                                           44,840          2,606,101
                                                                                                                   --------------
                                                                                                                   $    4,211,418
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                                     54,890     $    1,869,553
                                                                                                                   --------------
NETWORK & TELECOM - 2.8%
Cisco Systems, Inc. (a)                                                                                126,180     $    4,177,820
Motorola, Inc.                                                                                         173,230          3,209,952
Research In Motion Ltd. (a)                                                                             16,400          1,616,220
                                                                                                                   --------------
                                                                                                                   $    9,003,992
                                                                                                                   --------------
OIL SERVICES - 2.4%
Exterran Holdings, Inc. (a)(l)                                                                          16,870     $    1,355,336
Halliburton Co.                                                                                        106,020          4,071,168
National Oilwell Varco, Inc. (a)                                                                         8,720          1,260,040
Noble Corp.                                                                                             18,330            899,087
                                                                                                                   --------------
                                                                                                                   $    7,585,631
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.9%
American Express Co.                                                                                    66,300     $    3,936,231
Countrywide Financial Corp. (l)                                                                         31,430            597,484
UBS AG                                                                                                  28,661          1,541,920
                                                                                                                   --------------
                                                                                                                   $    6,075,635
                                                                                                                   --------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                     20,280     $    1,087,414
Merck & Co., Inc.                                                                                       45,920          2,373,605
Roche Holding AG                                                                                        24,160          4,383,101
Wyeth                                                                                                   53,430          2,380,307
                                                                                                                   --------------
                                                                                                                   $   10,224,427
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                      16,070     $    1,304,402
                                                                                                                   --------------
REAL ESTATE - 0.5%
Equity Residential, REIT                                                                                36,890     $    1,562,660
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.2%
Air Products & Chemicals, Inc.                                                                          20,380     $    1,992,349
Praxair, Inc.                                                                                           22,970          1,923,967
                                                                                                                   --------------
                                                                                                                   $    3,916,316
                                                                                                                   --------------
SPECIALTY STORES - 3.1%
CarMax, Inc. (a)                                                                                        66,510     $    1,352,148
Lowe's Cos., Inc.                                                                                      110,210          3,088,084
Nordstrom, Inc.                                                                                         68,760          3,224,156
Staples, Inc.                                                                                           99,030          2,128,155
                                                                                                                   --------------
                                                                                                                   $    9,792,543
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Rogers Communications, Inc., "B"                                                                        20,300     $      925,012
                                                                                                                   --------------
TELEPHONE SERVICES - 2.6%
AT&T, Inc.                                                                                             139,880     $    5,918,323
Qwest Communications International, Inc. (a)(l)                                                        155,730          1,426,487
TELUS Corp. (non-voting shares)                                                                         19,820          1,116,957
                                                                                                                   --------------
                                                                                                                   $    8,461,767
                                                                                                                   --------------
TOBACCO - 2.3%
Altria Group, Inc.                                                                                     107,360     $    7,464,741
                                                                                                                   --------------
TRUCKING - 0.8%
FedEx Corp.                                                                                             23,740     $    2,486,765
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 3.0%
American Electric Power Co., Inc.                                                                       56,870     $    2,620,570
FPL Group, Inc.                                                                                         45,330          2,759,690
NRG Energy, Inc. (a)                                                                                    53,390          2,257,863
PG&E Corp.                                                                                              37,720          1,803,016
                                                                                                                   --------------
                                                                                                                   $    9,441,139
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  316,471,333
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $     1,073,000     $    1,073,000
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 6.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    19,813,508     $   19,813,508
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $  337,357,841
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (5.7)%                                                                               (18,085,854)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  319,271,987
                                                                                                                   --------------

(a) Non-income producing security.

(l) All or a portion of this security is on loan.

(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $309,903,504
                                                                ============
Gross unrealized appreciation                                   $ 39,030,893
Gross unrealized depreciation                                    (11,576,556)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 27,454,337
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $19,372,332. These loans were collateralized by cash of $19,813,508 and U.S. Treasury obligations of $52,121.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Total Return Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Total Return Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 60.3%

AEROSPACE - 2.4%
Lockheed Martin Corp.                                                                                  257,400     $   27,925,326
Northrop Grumman Corp.                                                                                  93,560          7,297,680
Raytheon Co.                                                                                            17,400          1,110,468
United Technologies Corp.                                                                              180,440         14,521,811
                                                                                                                   --------------
                                                                                                                   $   50,855,285
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                             379,472     $    8,336,086
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.5%
NIKE, Inc., "B"                                                                                        170,640     $   10,009,742
                                                                                                                   --------------
AUTOMOTIVE - 0.9%
Bayerische Motoren Werke AG (l)                                                                        181,940     $   11,743,408
Johnson Controls, Inc.                                                                                  68,430          8,082,267
                                                                                                                   --------------
                                                                                                                   $   19,825,675
                                                                                                                   --------------
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a)                                                                                        371,830     $   21,034,423
Genzyme Corp. (a)                                                                                       38,370          2,377,405
                                                                                                                   --------------
                                                                                                                   $   23,411,828
                                                                                                                   --------------
BROADCASTING - 0.8%
Citadel Broadcasting Corp. (l)                                                                           4,448     $       18,504
E.W. Scripps Co., "A" (l)                                                                              268,730         11,286,660
Viacom, Inc., "B" (a)                                                                                   80,560          3,139,423
Walt Disney Co.                                                                                         59,590          2,049,300
WPP Group PLC                                                                                           88,600          1,199,692
                                                                                                                   --------------
                                                                                                                   $   17,693,579
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.5%
Bear Stearns Cos., Inc. (l)                                                                             99,190     $   12,181,524
E*TRADE Financial Corp. (a)                                                                            479,630          6,263,968
Franklin Resources, Inc.                                                                                46,670          5,950,425
Goldman Sachs Group, Inc.                                                                               74,550         16,157,967
Julius Baer Holding Ltd.                                                                                21,703          1,623,622
KKR Private Equity Investments LP, IEU (z)                                                              75,810          1,478,295
Lehman Brothers Holdings, Inc. (l)                                                                      39,170          2,417,964
Merrill Lynch & Co., Inc.                                                                               30,010          2,139,113
Morgan Stanley                                                                                          58,450          3,682,350
                                                                                                                   --------------
                                                                                                                   $   51,895,228
                                                                                                                   --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                                    106,420     $    4,283,405
                                                                                                                   --------------
CABLE TV - 0.2%
Time Warner Cable, Inc. (a)(l)                                                                         126,320     $    4,143,296
                                                                                                                   --------------
CHEMICALS - 0.9%
3M Co.                                                                                                  33,800     $    3,163,004
Dow Chemical Co.                                                                                        35,770          1,540,256
PPG Industries, Inc.                                                                                   137,830         10,413,057
Syngenta AG                                                                                             15,180          3,274,476
                                                                                                                   --------------
                                                                                                                   $   18,390,793
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.1%
Compuware Corp. (a)                                                                                  1,331,380     $   10,677,668
Oracle Corp. (a)                                                                                       567,510         12,286,592
                                                                                                                   --------------
                                                                                                                   $   22,964,260
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Hewlett-Packard Co.                                                                                    172,710     $    8,599,231
International Business Machines Corp.                                                                   57,880          6,818,264
                                                                                                                   --------------
                                                                                                                   $   15,417,495
                                                                                                                   --------------
CONSTRUCTION - 1.5%
D.R. Horton, Inc. (l)                                                                                  680,330     $    8,715,027
Masco Corp.                                                                                            698,510         16,184,477
Sherwin-Williams Co.                                                                                    30,670          2,015,326
Toll Brothers, Inc. (a)(l)                                                                             204,590          4,089,754
                                                                                                                   --------------
                                                                                                                   $   31,004,584
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.8%
Clorox Co.                                                                                              50,700     $    3,092,193
Procter & Gamble Co.                                                                                   192,350         13,529,899
                                                                                                                   --------------
                                                                                                                   $   16,622,092
                                                                                                                   --------------
CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)                                                                               151,490     $    6,279,261
Smurfit-Stone Container Corp. (a)                                                                       64,780            756,630
                                                                                                                   --------------
                                                                                                                   $    7,035,891
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 1.6%
General Electric Co.                                                                                   287,950     $   11,921,130
Rockwell Automation, Inc.                                                                               41,260          2,867,983
Tyco Electronics Ltd.                                                                                  122,957          4,356,367
Tyco International Ltd. (a)                                                                            122,847          5,447,036
W.W. Grainger, Inc.                                                                                     70,080          6,390,595
WESCO International, Inc. (a)(l)                                                                        33,470          1,437,202
                                                                                                                   --------------
                                                                                                                   $   32,420,313
                                                                                                                   --------------
ELECTRONICS - 0.5%
Intel Corp.                                                                                            405,560     $   10,487,782
                                                                                                                   --------------
ENERGY - INDEPENDENT - 3.0%
Anadarko Petroleum Corp.                                                                               431,340     $   23,184,525
Apache Corp.                                                                                           101,310          9,123,979
Devon Energy Corp.                                                                                     269,260         22,402,432
EOG Resources, Inc.                                                                                     37,380          2,703,695
Sunoco, Inc.                                                                                            24,890          1,761,714
Talisman Energy, Inc.                                                                                  102,810          2,025,357
Ultra Petroleum Corp. (a)                                                                               32,540          2,018,782
                                                                                                                   --------------
                                                                                                                   $   63,220,484
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.7%
Chevron Corp.                                                                                           63,837     $    5,973,866
ConocoPhillips                                                                                          67,260          5,903,410
Exxon Mobil Corp.                                                                                      317,166         29,356,885
Hess Corp.                                                                                             197,990         13,172,275
Marathon Oil Corp.                                                                                      68,030          3,879,071
Royal Dutch Shell PLC, ADR                                                                              28,070          2,306,793
TOTAL S.A., ADR                                                                                        212,770         17,240,753
                                                                                                                   --------------
                                                                                                                   $   77,833,053
                                                                                                                   --------------
FOOD & BEVERAGES - 1.2%
General Mills, Inc.                                                                                     36,100     $    2,094,161
Kellogg Co.                                                                                            113,590          6,361,040
Nestle S.A.                                                                                             20,654          9,283,295
PepsiCo, Inc.                                                                                          103,050          7,549,443
                                                                                                                   --------------
                                                                                                                   $   25,287,939
                                                                                                                   --------------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                                     257,102     $   10,188,952
Kroger Co.                                                                                              55,190          1,574,019
Safeway, Inc.                                                                                           44,000          1,456,840
Sally Beauty Holdings, Inc. (a)(l)                                                                     436,970          3,692,397
                                                                                                                   --------------
                                                                                                                   $   16,912,208
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc. (l)                                                                                      383,280     $    5,718,538
MeadWestvaco Corp.                                                                                      77,830          2,298,320
                                                                                                                   --------------
                                                                                                                   $    8,016,858
                                                                                                                   --------------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd. (l)                                                                       183,640     $    7,167,469
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                           834,890     $   26,983,645
Wal-Mart Stores, Inc.                                                                                   52,060          2,272,419
                                                                                                                   --------------
                                                                                                                   $   29,256,064
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc.                                                                                99,780     $    4,832,345
WellPoint, Inc. (a)                                                                                    128,520         10,142,798
                                                                                                                   --------------
                                                                                                                   $   14,975,143
                                                                                                                   --------------
INSURANCE - 5.5%
Aflac, Inc.                                                                                             30,360     $    1,731,734
Allstate Corp.                                                                                         520,200         29,750,238
Chubb Corp.                                                                                             47,220          2,532,881
Conseco, Inc. (a)(l)                                                                                   927,390         14,838,240
Genworth Financial, Inc., "A"                                                                          917,260         28,187,400
Hartford Financial Services
Group, Inc.                                                                                             87,880          8,133,294
MetLife, Inc.                                                                                          188,220         13,124,581
Principal Financial Group, Inc.                                                                         20,760          1,309,748
Prudential Financial, Inc.                                                                              33,840          3,302,107
Travelers Cos., Inc.                                                                                   244,680         12,317,191
                                                                                                                   --------------
                                                                                                                   $  115,227,414
                                                                                                                   --------------
LEISURE & TOYS - 0.4%
Polaris Industries, Inc. (l)                                                                           171,500     $    7,480,830
                                                                                                                   --------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                             57,020     $    8,462,908
Eaton Corp.                                                                                             10,420          1,031,997
Timken Co.                                                                                             103,130          3,831,280
                                                                                                                   --------------
                                                                                                                   $   13,326,185
                                                                                                                   --------------
MAJOR BANKS - 5.5%
Bank of America Corp.                                                                                  741,970     $   37,298,832
Bank of New York Mellon Corp.                                                                          667,349         29,456,785
JPMorgan Chase & Co.                                                                                   487,052         22,316,723
PNC Financial Services Group, Inc.                                                                     126,970          8,646,657
State Street Corp.                                                                                      86,260          5,879,482
SunTrust Banks, Inc.                                                                                   143,400         10,851,078
                                                                                                                   --------------
                                                                                                                   $  114,449,557
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Omnicare, Inc. (l)                                                                                      79,890     $    2,646,756
Tenet Healthcare Corp. (a)(l)                                                                        1,280,180          4,301,405
                                                                                                                   --------------
                                                                                                                   $    6,948,161
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.0%
Boston Scientific Corp. (a)                                                                          1,172,330     $   16,354,004
Cooper Cos., Inc. (l)                                                                                  187,740          9,841,331
Covidien Ltd.                                                                                          122,847          5,098,151
Pall Corp.                                                                                             275,130         10,702,557
                                                                                                                   --------------
                                                                                                                   $   41,996,043
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                        58,210     $    2,083,598
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                                           23,370     $    1,227,626
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                                    394,630     $   13,441,098
                                                                                                                   --------------
NETWORK & TELECOM - 1.3%
Motorola, Inc.                                                                                         592,610     $   10,981,063
Nortel Networks Corp. (a)(l)                                                                           905,279         15,371,637
                                                                                                                   --------------
                                                                                                                   $   26,352,700
                                                                                                                   --------------
OIL SERVICES - 0.7%
GlobalSantaFe Corp. (l)                                                                                 59,430     $    4,517,869
Halliburton Co.                                                                                         48,780          1,873,152
Noble Corp.                                                                                            161,980          7,945,119
                                                                                                                   --------------
                                                                                                                   $   14,336,140
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.2%
American Express Co.                                                                                   144,200     $    8,561,154
Citigroup, Inc.                                                                                        518,003         24,175,200
Countrywide Financial Corp. (l)                                                                        403,710          7,674,527
Fannie Mae                                                                                             225,470         13,710,831
Freddie Mac                                                                                            164,870          9,728,979
New York Community Bancorp, Inc. (l)                                                                   673,200         12,824,460
UBS AG                                                                                                 146,793          7,897,251
UBS AG                                                                                                  78,310          4,170,008
                                                                                                                   --------------
                                                                                                                   $   88,742,410
                                                                                                                   --------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                     40,060     $    2,148,017
Eli Lilly & Co.                                                                                         61,420          3,496,641
GlaxoSmithKline PLC                                                                                     87,520          2,321,804
GlaxoSmithKline PLC, ADR                                                                                39,040          2,076,928
Johnson & Johnson                                                                                      264,310         17,365,167
Merck & Co., Inc.                                                                                      192,610          9,956,011
Pfizer, Inc.                                                                                            87,680          2,142,022
Warner Chilcott Ltd., "A" (a)(l)                                                                       293,150          5,209,276
Wyeth                                                                                                  517,210         23,041,706
                                                                                                                   --------------
                                                                                                                   $   67,757,572
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.6%
New York Times Co., "A" (l)                                                                            648,270     $   12,809,815
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                      66,030     $    5,359,655
Norfolk Southern Corp.                                                                                  47,790          2,480,779
                                                                                                                   --------------
                                                                                                                   $    7,840,434
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.                                                                          71,320     $    6,972,243
Praxair, Inc.                                                                                           30,790          2,578,970
                                                                                                                   --------------
                                                                                                                   $    9,551,213
                                                                                                                   --------------
SPECIALTY STORES - 0.5%
Advance Auto Parts, Inc.                                                                                23,510     $      788,996
Lowe's Cos., Inc.                                                                                       26,660            747,013
OfficeMax, Inc.                                                                                        127,350          4,364,285
Staples, Inc.                                                                                          174,590          3,751,939
                                                                                                                   --------------
                                                                                                                   $    9,652,233
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                                    214,800     $    4,081,200
Vodafone Group PLC, ADR                                                                                122,447          4,444,826
                                                                                                                   --------------
                                                                                                                   $    8,526,026
                                                                                                                   --------------
TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                             286,446     $   12,119,530
Embarq Corp.                                                                                           129,239          7,185,688
Qwest Communications International, Inc. (a)(l)                                                        654,470          5,994,945
TELUS Corp.                                                                                             38,740          2,241,673
TELUS Corp. (non-voting shares)                                                                         16,710            941,693
Verizon Communications, Inc.                                                                           443,930         19,657,220
                                                                                                                   --------------
                                                                                                                   $   48,140,749
                                                                                                                   --------------
TOBACCO - 1.2%
Altria Group, Inc.                                                                                     356,050     $   24,756,157
                                                                                                                   --------------
TRUCKING - 0.1%
United Parcel Service, Inc., "B"                                                                        36,890     $    2,770,439
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.9%
American Electric Power Co., Inc.                                                                       46,770     $    2,155,162
Dominion Resources, Inc.                                                                                55,014          4,637,680
DPL, Inc. (l)                                                                                          101,700          2,670,642
Entergy Corp.                                                                                           28,450          3,080,851
FPL Group, Inc.                                                                                        168,660         10,268,021
Integrys Energy Group, Inc. (l)                                                                         35,640          1,825,837
NRG Energy, Inc. (a)                                                                                    97,400          4,119,046
PG&E Corp.                                                                                              89,940          4,299,132
PPL Corp.                                                                                               27,100          1,254,730
Public Service Enterprise Group, Inc.                                                                   69,110          6,080,989
                                                                                                                   --------------
                                                                                                                   $   40,392,090
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $1,265,275,042
                                                                                                                   --------------
BONDS - 37.5%

AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                   $       490,000     $      678,212
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 4.6%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.182%, 2047                             $     1,000,000     $      988,333
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.182%, 2047                                     776,389            754,297
Banc of America Commercial Mortgage, Inc., FRN, 5.582%, 2017                                         1,856,627          1,831,195
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                         2,050,000          1,971,728
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.305%, 2040 (z)                               1,850,000          1,849,994
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                 1,220,816          1,192,931
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                                          177,283            171,473
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                               334,689            338,722
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                    2,429,505          2,370,614
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                      2,400,000          2,377,116
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.17%, 2044                                    570,000            568,494
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                                30,112             29,865
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                               536,997            532,432
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                             1,120,000          1,104,676
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                1,449,204          1,419,465
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                             2,410,000          2,330,326
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)                                                304,787            304,787
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 50,726             50,635
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                            144,545            142,231
GE Commercial Mortgage Corp., FRN, 5.518%, 2044                                                      1,330,000          1,301,569
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036                                                    1,316,000          1,262,983
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                             1,644,482          1,620,401
Greenwich Capital Commercial Funding Corp., FRN, 6.11%, 2016                                         1,225,000          1,244,141
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                          625,465            621,153
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                        1,532,847          1,510,889
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                     1,620,000          1,526,937
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                    2,420,000          2,419,576
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                     1,203,050          1,173,180
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                    2,020,000          1,959,130
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041                               1,985,000          1,966,743
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.294%, 2043                               2,290,000          2,273,481
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                               2,420,000          2,411,427
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                               2,350,000          2,364,681
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045                               2,420,000          2,488,305
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                               2,097,327          2,032,292
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                         638,518            622,117
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                       3,311,000          3,218,304
Merrill Lynch Mortgage Trust, FRN, 5.842%, 2039                                                      2,245,000          2,245,762
Merrill Lynch Mortgage Trust, FRN, 5.264%, 2044                                                      1,029,000          1,006,905
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.671%, 2039                               1,140,000          1,127,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.2%, 2049                                 2,470,000          2,368,707
Morgan Stanley Capital I, Inc., 5.16%, 2042                                                            859,244            838,601
Morgan Stanley Capital I, Inc., FRN, 6.01%, 2030 (i)(n)                                             57,164,022            535,152
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                     286,112            287,829
Nomura Asset Securities Corp., FRN, 9.783%, 2027 (z)                                                 2,644,335          2,930,212
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                                609,498            602,661
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034                                            931,000            917,244
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                      1,405,000          1,342,785
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                           1,626,492          1,536,287
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                  2,286,524          2,272,056
Wachovia Bank Commercial Mortgage Trust, 5.38%, 2017                                                 4,000,000          3,929,712
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                2,750,000          2,653,209
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                                 2,500,000          2,351,779
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                           2,000,000          1,918,772
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                           2,033,724          1,982,047
Wachovia Bank Commercial Mortgage Trust, FRN, 5.274%, 2044                                           1,432,000          1,396,464
Wachovia Bank Commercial Mortgage Trust, FRN, 5.316%, 2044                                           1,744,000          1,709,082
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                           2,205,000          2,164,081
Wachovia Bank Commercial Mortgage Trust, FRN, 6.163%, 2045                                           1,660,000          1,691,284
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045                                           1,710,000          1,709,945
Wachovia Bank Commercial Mortgage Trust, FRN, 5.651%, 2048                                           2,400,000          2,365,494
Wachovia Bank Commercial Mortgage Trust, FRN, 5.239%, 2048                                           2,410,000          2,332,128
                                                                                                                   --------------
                                                                                                                   $   96,561,878
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                             $     1,608,000     $    1,583,726
                                                                                                                   --------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                        $     1,595,000     $    1,654,926
News America Holdings, 8.5%, 2025                                                                    1,154,000          1,357,458
News America, Inc., 6.2%, 2034                                                                         476,000            448,152
                                                                                                                   --------------
                                                                                                                   $    3,460,536
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017                                                        $     2,111,000     $    2,048,196
Lehman Brothers Holdings, Inc., 6.5%, 2017                                                           2,100,000          2,128,218
Merrill Lynch & Co., Inc., 6.05%, 2016                                                               1,388,000          1,386,044
Merrill Lynch & Co., Inc., 6.11%, 2037                                                               1,440,000          1,355,338
Morgan Stanley, 5.75%, 2016                                                                          1,145,000          1,129,510
Morgan Stanley Group, Inc., 6.75%, 2011                                                              1,530,000          1,599,049
                                                                                                                   --------------
                                                                                                                   $    9,646,355
                                                                                                                   --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                 $     1,847,000     $    1,920,394
                                                                                                                   --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                                $     1,519,000     $    1,508,844
Xerox Corp., 5.5%, 2012                                                                                920,000            911,201
Xerox Corp., 6.4%, 2016                                                                                470,000            475,813
                                                                                                                   --------------
                                                                                                                   $    2,895,858
                                                                                                                   --------------
CABLE TV - 0.1%
Cox Communications, Inc., 4.625%, 2013                                                         $     1,624,000     $    1,531,879
Time Warner Entertainment Co. LP, 8.375%, 2033                                                       1,330,000          1,559,573
                                                                                                                   --------------
                                                                                                                   $    3,091,452
                                                                                                                   --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                   $     1,780,000     $    1,883,272
Tyco Electronics Ltd., 6.55%, 2017 (z)                                                                 922,000            933,516
                                                                                                                   --------------
                                                                                                                   $    2,816,788
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                             $     1,671,000     $    1,656,619
Western Union Co., 5.4%, 2011                                                                        2,300,000          2,295,651
                                                                                                                   --------------
                                                                                                                   $    3,952,270
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $       753,000     $      717,659
                                                                                                                   --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                               $       316,000     $      389,767
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                          1,130,000          1,125,299
                                                                                                                   --------------
                                                                                                                   $    1,515,066
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.0%
State of Israel, 4.625%, 2013                                                                  $       981,000     $      944,097
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                          $       677,000     $      670,507
Nexen, Inc., 5.875%, 2035                                                                            1,200,000          1,099,079
Ocean Energy, Inc., 7.25%, 2011                                                                      2,246,000          2,395,164
XTO Energy, Inc., 5.65%, 2016                                                                        2,120,000          2,072,544
                                                                                                                   --------------
                                                                                                                   $    6,237,294
                                                                                                                   --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                  $     1,388,000     $    1,393,242
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 0.6%
American Express Co., 5.5%, 2016                                                               $     2,360,000     $    2,276,324
Capital One Financial Co., 6.15%, 2016                                                               1,540,000          1,502,276
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                      1,970,000          1,794,126
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                             200,000            165,046
Countrywide Financial Corp., 6.25%, 2016                                                             1,892,000          1,712,192
General Electric Capital Corp., 5.45%, 2013                                                            179,000            180,675
General Electric Capital Corp., 5.375%, 2016                                                           740,000            724,564
HSBC Finance Corp., 5.25%, 2011                                                                      1,510,000          1,504,553
ORIX Corp., 5.48%, 2011                                                                              2,290,000          2,245,372
                                                                                                                   --------------
                                                                                                                   $   12,105,128
                                                                                                                   --------------
FOOD & BEVERAGES - 0.3%
Diageo Finance B.V., 5.5%, 2013                                                                $     2,560,000     $    2,539,628
Miller Brewing Co., 5.5%, 2013 (n)                                                                   2,985,000          2,925,691
                                                                                                                   --------------
                                                                                                                   $    5,465,319
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
CVS Caremark Corp., 6.125%, 2016                                                               $     1,140,000     $    1,139,512
CVS Caremark Corp., 5.75%, 2017                                                                        860,000            839,404
                                                                                                                   --------------
                                                                                                                   $    1,978,916
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                 $       724,000     $      652,716
                                                                                                                   --------------
GAMING & LODGING - 0.2%
Marriott International, Inc., 6.375%, 2017                                                     $     2,810,000     $    2,816,772
Wyndham Worldwide Corp., 6%, 2016                                                                    1,146,000          1,109,855
                                                                                                                   --------------
                                                                                                                   $    3,926,627
                                                                                                                   --------------
INSURANCE - 0.3%
American International Group, Inc., 6.25%, 2037                                                $     1,620,000     $    1,525,162
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                          2,555,000          2,414,064
MetLife, Inc., 6.5%, 2032                                                                              578,000            600,161
MetLife, Inc., 6.4%, 2036                                                                            1,440,000          1,369,225
                                                                                                                   --------------
                                                                                                                   $    5,908,612
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
Allstate Corp., 6.125%, 2032                                                                   $     1,617,000     $    1,580,018
Chubb Corp., 6.375% to 2017, FRN to 2037                                                             2,340,000          2,326,196
Fund American Cos., Inc., 5.875%, 2013                                                               1,110,000          1,094,416
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (z)                                              500,000            483,335
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (z)                                               2,080,000          2,010,946
                                                                                                                   --------------
                                                                                                                   $    7,494,911
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                       $     2,256,000     $    2,367,672
Province of Ontario, 5%, 2011                                                                        2,280,000          2,305,114
                                                                                                                   --------------
                                                                                                                   $    4,672,786
                                                                                                                   --------------
MACHINERY & TOOLS - 0.1%
Atlas Copco AB, 5.6%, 2017 (z)                                                                 $     1,760,000     $    1,736,830
                                                                                                                   --------------
MAJOR BANKS - 0.9%
Bank of America Corp., 5.3%, 2017                                                              $     1,390,000     $    1,348,313
Bank of America Corp., 5.49%, 2019                                                                   2,100,000          2,013,965
BNP Paribas, 7.195% to 2037, FRN to 2049 (z)                                                         1,500,000          1,491,929
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                           1,476,000          1,583,791
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                               977,000            939,938
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                             1,638,000          1,557,029
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                   135,000            138,176
PNC Funding Corp., 5.625%, 2017                                                                      1,180,000          1,153,277
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (z)                                       730,000            743,658
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                  1,509,000          1,649,176
Wachovia Corp., 5.25%, 2014                                                                            787,000            771,300
Wells Fargo National Bank, 4.75%, 2015                                                               3,338,000          3,169,942
Wells Fargo National Bank, 5.75%, 2016                                                               1,925,000          1,941,565
                                                                                                                   --------------
                                                                                                                   $   18,502,059
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                         $     1,622,000     $    1,635,309
Cardinal Health, Inc., 5.8%, 2016 (z)                                                                  856,000            842,696
HCA, Inc., 8.75%, 2010                                                                                 355,000            359,438
Hospira, Inc., 5.55%, 2012                                                                             570,000            569,325
Hospira, Inc., 6.05%, 2017                                                                           2,020,000          1,987,141
McKesson Corp., 5.7%, 2017                                                                           1,210,000          1,181,565
                                                                                                                   --------------
                                                                                                                   $    6,575,474
                                                                                                                   --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                                $     1,650,000     $    1,668,478
                                                                                                                   --------------
MORTGAGE BACKED - 14.5%
Fannie Mae, 4.01%, 2013                                                                        $       189,694     $      179,178
Fannie Mae, 4.518%, 2014                                                                             1,397,271          1,339,863
Fannie Mae, 4.63%, 2014                                                                                473,358            455,287
Fannie Mae, 4.846%, 2014                                                                               919,495            894,096
Fannie Mae, 4.88%, 2014                                                                                320,699            311,450
Fannie Mae, 4.56%, 2015                                                                                313,806            300,897
Fannie Mae, 4.7%, 2015                                                                                 675,823            653,478
Fannie Mae, 4.78%, 2015                                                                                448,271            434,537
Fannie Mae, 4.856%, 2015                                                                               320,384            308,990
Fannie Mae, 4.925%, 2015                                                                             3,110,928          3,023,027
Fannie Mae, 5.034%, 2015                                                                               236,946            231,367
Fannie Mae, 5.09%, 2016                                                                                460,000            451,960
Fannie Mae, 5.5%, 2016 - 2037                                                                       89,783,570         88,328,446
Fannie Mae, 5.05%, 2017                                                                                460,000            450,523
Fannie Mae, 6%, 2017 - 2037                                                                         50,757,624         51,013,189
Fannie Mae, 4.5%, 2018 - 2035                                                                        9,485,116          9,033,975
Fannie Mae, 5%, 2018 - 2036                                                                         32,644,236         31,518,320
Fannie Mae, 7.5%, 2030 - 2031                                                                          295,967            309,753
Fannie Mae, 6.5%, 2031 - 2037                                                                       14,381,302         14,681,215
Freddie Mac, 6%, 2016 - 2037                                                                        20,782,733         20,875,498
Freddie Mac, 5%, 2017 - 2035                                                                        24,507,534         23,584,145
Freddie Mac, 4.5%, 2018 - 2035                                                                       9,822,053          9,421,806
Freddie Mac, 5.5%, 2019 - 2036                                                                      23,805,209         23,436,472
Freddie Mac, 6.5%, 2034 - 2037                                                                       5,364,169          5,468,470
Ginnie Mae, 4.5%, 2033 - 2034                                                                        1,580,837          1,477,251
Ginnie Mae, 5%, 2033 - 2034                                                                          1,681,613          1,627,171
Ginnie Mae, 5.5%, 2033 - 2035                                                                        7,551,627          7,454,342
Ginnie Mae, 6%, 2033 - 2035                                                                          5,157,977          5,195,601
Ginnie Mae, 6.5%, 2035 - 2036                                                                          867,151            885,337
                                                                                                                   --------------
                                                                                                                   $  303,345,644
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                     1,285,000          1,403,947
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                  $       740,000     $      770,315
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                         956,000            909,238
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                           804,000            861,095
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                          590,000            651,048
Spectra Energy Capital LLC, 8%, 2019                                                                   987,000          1,095,881
                                                                                                                   --------------
                                                                                                                   $    5,691,524
                                                                                                                   --------------
NETWORK & TELECOM - 0.7%
AT&T, Inc., 6.5%, 2037                                                                         $     1,619,000     $    1,669,346
BellSouth Corp., 6.55%, 2034                                                                         1,472,000          1,502,183
Deutsche Telekom International Finance B.V., 5.75%, 2016                                             2,086,000          2,061,364
Telecom Italia Capital, 5.25%, 2013                                                                    752,000            729,815
Telefonica Emisiones S.A.U., 7.045%, 2036                                                            1,150,000          1,224,958
Telefonica Europe B.V., 7.75%, 2010                                                                    750,000            800,850
TELUS Corp., 8%, 2011                                                                                2,058,000          2,227,205
Verizon New York, Inc., 6.875%, 2012                                                                 4,213,000          4,437,995
                                                                                                                   --------------
                                                                                                                   $   14,653,716
                                                                                                                   --------------
OIL SERVICES - 0.0%
Weatherford International, Inc., 6.35%, 2017 (z)                                               $       520,000     $      528,976
                                                                                                                   --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                              $     1,193,000     $    1,257,115
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.6%
Citigroup, Inc., 6%, 2017                                                                      $       930,000     $      951,597
Credit Suisse (USA), Inc., 4.125%, 2010                                                              1,530,000          1,502,968
Credit Suisse (USA), Inc., 4.875%, 2010                                                              1,292,000          1,290,211
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                    2,140,000          2,006,149
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                      1,019,000            938,422
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                           2,140,000          2,106,896
UFJ Finance Aruba AEC, 6.75%, 2013                                                                   1,624,000          1,680,853
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                          2,715,000          2,713,792
                                                                                                                   --------------
                                                                                                                   $   13,190,888
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                    $     1,720,000     $    1,699,563
                                                                                                                   --------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                                           $     1,341,000     $    1,419,325
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                $       706,000     $      691,664
CSX Corp., 6.75%, 2011                                                                                 450,000            467,433
CSX Corp., 7.9%, 2017                                                                                1,350,000          1,517,949
Union Pacific Corp., 6.125%, 2012                                                                      507,000            519,458
                                                                                                                   --------------
                                                                                                                   $    3,196,504
                                                                                                                   --------------
REAL ESTATE - 0.4%
Boston Properties, Inc., REIT, 5%, 2015                                                        $       369,000     $      343,848
ERP Operating LP, REIT, 5.75%, 2017                                                                  2,030,000          1,939,785
HRPT Properties Trust, REIT, 6.25%, 2016                                                             1,945,000          1,879,679
Kimco Realty Corp., REIT, 5.783%, 2016                                                               1,090,000          1,063,365
ProLogis, REIT, 5.75%, 2016                                                                          1,992,000          1,920,625
Simon Property Group LP, REIT, 5.1%, 2015                                                            1,070,000          1,005,579
Simon Property Group LP, REIT, 5.875%, 2017                                                          1,131,000          1,105,799
Vornado Realty Trust, REIT, 4.75%, 2010                                                                189,000            184,617
                                                                                                                   --------------
                                                                                                                   $    9,443,297
                                                                                                                   --------------
RETAILERS - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012                                                   $       540,000     $      529,536
Home Depot, Inc., 5.875%, 2036                                                                       1,410,000          1,204,364
Limited Brands, Inc., 5.25%, 2014                                                                    1,504,000          1,384,995
Wal-Mart Stores, Inc., 5.25%, 2035                                                                   2,241,000          1,965,314
                                                                                                                   --------------
                                                                                                                   $    5,084,209
                                                                                                                   --------------
SUPERMARKETS - 0.0%
Kroger Co., 6.4%, 2017                                                                         $       370,000     $      377,280
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Cingular Wireless LLC, 6.5%, 2011                                                              $       693,000     $      723,428
Nextel Communications, Inc., 5.95%, 2014                                                             2,055,000          1,961,929
Vodafone Group PLC, 5.625%, 2017                                                                     2,102,000          2,043,062
                                                                                                                   --------------
                                                                                                                   $    4,728,419
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 1.4%
Fannie Mae, 6.625%, 2009 - 2010                                                                $     9,527,000     $   10,016,366
Fannie Mae, 6%, 2011                                                                                 1,539,000          1,615,902
Federal Home Loan Bank, 3.9%, 2008                                                                   1,240,000          1,234,945
Freddie Mac, 5.5%, 2017                                                                              8,500,000          8,834,713
Small Business Administration, 4.77%, 2024                                                             905,399            886,692
Small Business Administration, 4.99%, 2024                                                           1,259,173          1,244,952
Small Business Administration, 5.18%, 2024                                                           1,503,393          1,505,200
Small Business Administration, 5.09%, 2025                                                           1,363,841          1,352,652
Small Business Administration, 5.11%, 2025                                                           2,729,866          2,710,014
Small Business Administration, 5.39%, 2025                                                             999,007          1,005,279
                                                                                                                   --------------
                                                                                                                   $   30,406,715
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Bonds, 8%, 2021                                                                  $       320,000     $      422,050
U.S. Treasury Bonds, 6%, 2026                                                                        2,999,000          3,396,368
U.S. Treasury Bonds, 6.75%, 2026                                                                     4,289,000          5,259,386
U.S. Treasury Bonds, 5.375%, 2031                                                                   21,514,000         23,030,070
U.S. Treasury Bonds, 4.5%, 2036                                                                      1,096,000          1,039,060
U.S. Treasury Notes, 5.5%, 2008                                                                      7,085,000          7,125,958
U.S. Treasury Notes, 5.625%, 2008                                                                   25,512,000         25,739,210
U.S. Treasury Notes, 4.5%, 2009                                                                     16,770,000         16,899,699
U.S. Treasury Notes, 4.875%, 2009                                                                   34,332,000         34,884,539
U.S. Treasury Notes, 6.5%, 2010                                                                     10,736,000         11,339,063
U.S. Treasury Notes, 5.125%, 2011                                                                    3,668,000          3,795,522
U.S. Treasury Notes, 4.375%, 2012                                                                    1,778,000          1,794,669
U.S. Treasury Notes, 4%, 2012                                                                        1,910,000          1,893,883
U.S. Treasury Notes, 10.375%, 2012                                                                   1,482,000          1,493,462
U.S. Treasury Notes, 3.875%, 2013                                                                    2,121,000          2,085,704
U.S. Treasury Notes, 4.25%, 2013                                                                     2,533,000          2,525,677
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                               7,830,856          8,200,989
U.S. Treasury Notes, TIPS, 2%, 2014                                                                  8,538,397          8,415,658
                                                                                                                   --------------
                                                                                                                   $  159,340,967
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.1%
Bruce Mansfield Unit, 6.85%, 2034                                                              $     2,580,000     $    2,618,700
Dominion Resources, Inc., 5.15%, 2015                                                                1,515,000          1,440,314
Enel Finance International, 6.25%, 2017 (z)                                                          2,050,000          2,057,591
Exelon Generation Co. LLC, 6.95%, 2011                                                               2,652,000          2,777,334
Exelon Generation Co. LLC, 6.2%, 2017                                                                  930,000            930,750
FirstEnergy Corp., 6.45%, 2011                                                                       2,246,000          2,322,061
MidAmerican Energy Holdings Co., 3.5%, 2008                                                          1,030,000          1,018,181
MidAmerican Energy Holdings Co., 5.875%, 2012                                                          535,000            543,260
MidAmerican Funding LLC, 6.927%, 2029                                                                2,762,000          3,001,482
Oncor Electric Delivery Co., 7%, 2022                                                                1,582,000          1,613,014
Pacific Gas & Electric Co., 4.8%, 2014                                                                 425,000            405,137
Pacific Gas & Electric Co., 5.8%, 2037                                                                 630,000            595,412
PSEG Power LLC, 6.95%, 2012                                                                            697,000            735,151
PSEG Power LLC, 5.5%, 2015                                                                             911,000            883,061
System Energy Resources, Inc., 5.129%, 2014 (n)                                                        821,619            819,080
Waterford 3 Funding Corp., 8.09%, 2017                                                               2,012,533          2,023,843
                                                                                                                   --------------
                                                                                                                   $   23,784,371
                                                                                                                   --------------
   TOTAL BONDS                                                                                                     $  786,251,196
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.0%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                         $       983,000     $      983,000
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 6.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   136,189,530     $  136,189,530
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 1.6%
Merrill Lynch, 5.1%, dated 9/28/07, due 10/01/07, total to be received $33,986,438
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $    33,972,000     $   33,972,000
                                                                                                                   --------------
   TOTAL INVESTMENTS (k)                                                                                           $2,222,670,768
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                              (124,033,868)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $2,098,636,900
                                                                                                                   --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $786,251,196 and 35.37% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,710,816, representing 0.8% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities.

                                                              ACQUISITION         ACQUISITION        CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                             DATE                COST         MARKET VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                                       5/15/07            $1,759,208      $1,736,830
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.305%, 2040                                                     3/01/06             1,850,000       1,849,994
BNP Paribas, 7.195% to 2037, FRN to 2049                         6/18/07             1,500,000       1,491,929
Capmark Financial Group, Inc., 5.875%, 2012                      5/03/07             1,969,153       1,794,126
Cardinal Health, Inc., 5.8%, 2016                                7/10/07             1,188,979         842,696
Enel Finance International, 6.25%, 2017                          9/13/07             2,046,126       2,057,591
KKR Private Equity Investments LP, IEU                           5/03/06             1,895,250       1,478,295
Nomura Asset Securities Corp., FRN, 9.783%, 2027                 7/16/07             2,942,758       2,930,212
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to
2049                                                             9/26/07               730,000         743,658
Spirit Master Funding LLC, 5.05%, 2023                          10/04/05             1,758,097       1,536,287
Tyco Electronics Ltd., 6.55%, 2017                               9/20/07               918,911         933,516
Weatherford International, Inc., 6.35%, 2017                     6/14/07               519,584         528,976
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032            5/03/07               499,850         483,335
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037           5/03/07 - 5/04/07       2,094,078       2,010,946
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $20,418,391          1.0%
                                                                                                    ========================


The following abbreviations are used in this report and are defined:
ADR          American Depository Receipt
CDO          Collateralized Debt Obligation
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
IEU          International Equity Unit
REIT         Real Estate Investment Trust
TIPS         Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TOTAL RETURN SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                $2,047,488,669
                                                              ==============
Gross unrealized appreciation                                 $  242,658,896
Gross unrealized depreciation                                    (67,476,797)
                                                              --------------
  Net unrealized appreciation (depreciation)                  $  175,182,099
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $143,573,843. These loans were collateralized by cash of $136,189,530 and U.S. Treasury obligations of $11,138,788.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Utilities Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Utilities Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 95.3%

BROADCASTING - 1.2%
Citadel Broadcasting Corp. (l)                                                                        181,600        $    755,456
Grupo Televisa S.A., ADR                                                                              152,200           3,678,674
News Corp., "A"                                                                                        81,300           1,787,787
                                                                                                                     ------------
                                                                                                                     $  6,221,917
                                                                                                                     ------------
CABLE TV - 3.7%
Comcast Corp., "Special A" (a)                                                                        359,050        $  8,602,838
Net Servicos de Comuicacao S.A., IPS (a)                                                              123,200           2,020,399
Time Warner Cable, Inc. (a)                                                                           237,300           7,783,440
                                                                                                                     ------------
                                                                                                                     $ 18,406,677
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.2%
EOG Resources, Inc.                                                                                     3,600        $    260,388
Talisman Energy, Inc.                                                                                 197,200           3,875,733
Ultra Petroleum Corp. (a)                                                                              78,200           4,851,528
Venoco, Inc. (a)(l)                                                                                    51,860             889,399
XTO Energy, Inc.                                                                                       18,000           1,113,120
                                                                                                                     ------------
                                                                                                                     $ 10,990,168
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.9%
OAO Gazprom, ADR                                                                                       57,300        $  2,526,930
TOTAL S.A. (l)                                                                                         25,300           2,058,672
                                                                                                                     ------------
                                                                                                                     $  4,585,602
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 0.1%
Acciona S.A.                                                                                            2,100        $    571,491
                                                                                                                     ------------

INTERNET - 0.6%
Iliad S.A. (l)                                                                                         33,750        $  3,130,111
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 7.4%
AGL Resources, Inc.                                                                                    18,860        $    747,233
Energen Corp.                                                                                           7,800             445,536
Equitable Resources, Inc.                                                                             276,100          14,321,307
MDU Resources Group, Inc.                                                                             280,200           7,800,768
Questar Corp.                                                                                         109,000           5,725,770
Sempra Energy                                                                                         139,800           8,125,176
                                                                                                                     ------------
                                                                                                                     $ 37,165,790
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 5.5%
El Paso Corp.                                                                                         323,200        $  5,484,704
Enagas S.A. (l)                                                                                       326,774           8,477,753
Williams Cos., Inc.                                                                                   399,017          13,590,519
                                                                                                                     ------------
                                                                                                                     $ 27,552,976
                                                                                                                     ------------
OIL SERVICES - 1.5%
Halliburton Co.                                                                                       120,900        $  4,642,560
Noble Corp.                                                                                            58,000           2,844,900
                                                                                                                     ------------
                                                                                                                     $  7,487,460
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 10.1%
America Movil S.A.B. de C.V., "L", ADR                                                                100,200        $  6,412,800
Cellcom Israel Ltd.                                                                                   334,020           8,123,366
Hutchison Telecommunications International Ltd.                                                     1,251,000           1,738,596
Millicom International Cellular S.A. (a)(l)                                                            12,100           1,015,190
Mobile TeleSystems OJSC, ADR                                                                           69,100           4,789,321
MTN Group Ltd.                                                                                        167,700           2,550,338
Ntelos Holdings Corp.                                                                                  58,500           1,723,410
Orascom Telecom Holding SAE, GDR                                                                       52,400           3,426,960
Partner Communication Co. Ltd., ADR (l)                                                               120,100           1,988,856
Philippine Long Distance Telephone Co.                                                                 30,400           1,963,685
Philippine Long Distance Telephone Co., ADR                                                            39,400           2,534,996
Rogers Communications, Inc., "B"                                                                       84,100           3,832,191
Tim Participacoes S.A., ADR (l)                                                                       125,200           5,078,112
Vodafone Group PLC                                                                                  1,561,000           5,635,414
                                                                                                                     ------------
                                                                                                                     $ 50,813,235
                                                                                                                     ------------
TELEPHONE SERVICES - 15.3%
American Tower Corp., "A" (a)                                                                          56,900        $  2,477,426
AT&T, Inc.                                                                                            354,600          15,003,126
Bharti Tele-Ventures Ltd. (a)                                                                          10,900             262,888
Citizens Communications Co.                                                                            69,700             998,104
Embarq Corp.                                                                                          135,600           7,539,360
Qwest Communications International, Inc. (a)(l)                                                       937,900           8,591,164
Royal KPN N.V.                                                                                        248,800           4,320,961
Singapore Telecommunications Ltd.                                                                   1,144,550           3,095,980
Tele Norte Leste Participacoes S.A.                                                                    21,900             728,686
Telecom Argentina S.A., ADR (a)(l)                                                                    161,600           3,967,280
Telecom Egypt                                                                                          20,000              60,886
Telefonica S.A.                                                                                       288,600           8,084,553
Telekom Austria AG                                                                                     28,900             756,786
Telenor A.S.A.                                                                                        445,400           8,922,789
TeliaSonera AB                                                                                         88,800             803,418
TELUS Corp. (non-voting shares)                                                                       111,380           6,276,824
Windstream Corp. (l)                                                                                  379,555           5,359,317
                                                                                                                     ------------
                                                                                                                     $ 77,249,548
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 46.8%
AES Corp. (a)                                                                                         431,000        $  8,637,240
AES Tiete S.A., IPS                                                                               107,529,500           3,742,707
Allegheny Energy, Inc. (a)                                                                             14,200             742,092
Ameren Corp.                                                                                           33,400           1,753,500
American Electric Power Co., Inc.                                                                     262,800          12,109,824
British Energy Group PLC                                                                              231,640           2,532,442
CEZ AS                                                                                                130,800           8,042,741
CMS Energy Corp.                                                                                      568,700           9,565,534
Consolidated Edison, Inc. (l)                                                                          52,440           2,427,972
Constellation Energy Group, Inc.                                                                      107,600           9,231,004
Covanta Holding Corp. (a)                                                                             118,190           2,896,837
Dominion Resources, Inc.                                                                               38,400           3,237,120
DPL, Inc. (l)                                                                                         236,300           6,205,238
DTE Energy Co.                                                                                        108,800           5,270,272
Dynegy, Inc. (a)                                                                                      333,898           3,085,217
E.ON AG                                                                                                60,600          11,212,902
Edison International                                                                                  136,500           7,568,925
Electricite de France                                                                                   2,500             264,539
Eletropaulo Metropolitana S.A., IPS                                                                90,050,000           5,993,508
Enersis S.A., ADR                                                                                     276,300           4,901,562
Entergy Corp.                                                                                          27,500           2,977,975
Entergy Corp., "A", IEU                                                                               184,460          12,331,151
Exelon Corp.                                                                                           25,800           1,944,288
FirstEnergy Corp.                                                                                      52,400           3,319,016
FPL Group, Inc.                                                                                       158,700           9,661,656
Iberdrola S.A.                                                                                        101,099           5,944,064
Integrys Energy Group, Inc. (l)                                                                        40,900           2,095,307
International Power PLC                                                                               744,400           6,870,712
Mirant Corp. (a)                                                                                       98,600           4,011,048
Northeast Utilities                                                                                    79,100           2,259,887
NRG Energy, Inc. (a)                                                                                  493,500          20,870,115
Pepco Holdings, Inc.                                                                                  230,600           6,244,648
PG&E Corp.                                                                                            195,700           9,354,460
Portland General Electric Co.                                                                          52,810           1,468,118
Public Service Enterprise Group, Inc.                                                                 160,100          14,087,199
Red Electrica de Espana                                                                               147,800           7,666,872
Scottish & Southern Energy PLC                                                                        189,100           5,844,323
SUEZ S.A.                                                                                              18,500           1,090,338
Veolia Environnement S.A.                                                                              51,004           4,395,504
Xcel Energy, Inc. (l)                                                                                 161,100           3,470,094
                                                                                                                     ------------
                                                                                                                     $235,327,951
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $479,502,926
                                                                                                                     ------------

BONDS - 0.0%

ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.794%, 2023 (i)(n)                                              $    833,373        $     76,262
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                         $    191,000        $     11,221
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $     87,483
                                                                                                                     ------------

CONVERTIBLE PREFERRED STOCKS - 2.5%

NATURAL GAS - PIPELINE - 0.7%
El Paso Corp., 4.99%                                                                                    2,470        $  3,486,096
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 1.8%
NRG Energy, Inc., 5.75%                                                                                22,050        $  8,155,744
PNM Resources, Inc., 6.75%                                                                             25,500           1,133,475
                                                                                                                     ------------
                                                                                                                     $  9,289,219
                                                                                                                     ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                 $ 12,775,315
                                                                                                                     ------------
                                                                                         FIRST
ISSUER                                                                  STRIKE PRICE   EXERCISE   SHARES/PAR           VALUE ($)

WARRANTS - 0.4%

UTILITIES - ELECTRIC POWER - 0.4%
Merrill Lynch International & Co. (Covered Call - RAO Unified
Energy System) (a)                                                           $0.0001   7/07/17      1,630,000        $  2,112,480
                                                                                                                     ------------

CONVERTIBLE BONDS - 0.7%

ENERGY - INDEPENDENT - 0.3%
Peabody Energy Corp., 4.75%, 2066                                                                $  1,310,000        $  1,375,500
                                                                                                                     ------------

TELEPHONE SERVICES - 0.3%
Level 3 Communications, Inc., 3.5%, 2012                                                         $  1,490,000        $  1,612,925
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 0.1%
Covanta Holding Corp., 1%, 2027                                                                  $    499,000        $    507,732
                                                                                                                     ------------
  TOTAL CONVERTIBLE BONDS                                                                                            $  3,496,157
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.5%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $  2,221,000        $  2,221,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 6.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   33,051,244        $ 33,051,244
                                                                                                                     ------------
  TOTAL INVESTMENTS (k)                                                                                              $533,246,605
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (6.0)%                                                                               (30,291,958)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $502,954,647
                                                                                                                     ------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $17,261,698 and 3.24% of market value. An independent pricing service provided an evaluated bid for
    2.84% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,262, representing less than 0.1% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
FRN          Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
GDR          Global Depository Receipt
IEU          International Equity Unit
IPS          International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR          Euro
GBP          British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE UTILITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $446,649,394
                                                                             ============
Gross unrealized appreciation                                                $ 93,423,578
Gross unrealized depreciation                                                  (6,826,367)
                                                                             ------------
      Net unrealized appreciation (depreciation)                             $ 86,597,211
                                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $35,743,161. These loans were collateralized by cash of
$33,163,809 and U.S. Treasury obligations of $3,712,411.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 9/30/07

                                                                                                            NET UNREALIZED
                              CONTRACTS TO              SETTLEMENT                            CONTRACTS      APPRECIATION
TYPE          CURRENCY      DELIVER/RECEIVE             DATE RANGE         IN EXCHANGE FOR     AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
    Buy         EUR             1,005,026        12/14/2007 - 12/19/2007     $ 1,413,547     $ 1,436,336      $    22,789
    Buy         GBP               379,368             12/14/2007                 766,833         774,626            7,793
                                                                                                              -----------
                                                                                                              $    30,582
                                                                                                              ===========

DEPRECIATION
------------
    Sell        EUR            25,519,897        11/19/2007 - 12/19/2007     $35,479,661     $36,462,612      $  (982,951)
    Buy         GBP                83,249             12/14/2007                 170,095         169,986             (109)
    Sell        GBP             6,604,023        12/14/2007 - 12/19/2007      13,241,109      13,483,308         (242,199)
                                                                                                              -----------
                                                                                                              $(1,225,259)
                                                                                                              ===========

At September 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                62.5%
----------------------------------
Spain                         6.1%
----------------------------------
United Kingdom                4.1%
----------------------------------
Brazil                        3.5%
----------------------------------
Canada                        2.8%
----------------------------------
Germany                       2.2%
----------------------------------
France                        2.2%
----------------------------------
Israel                        2.0%
----------------------------------
Mexico                        2.0%
----------------------------------
Other Countries              12.6%
----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Global Growth Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Global Growth Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.0%

AEROSPACE - 1.0%
United Technologies Corp.                                                                              18,570        $  1,494,513
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 0.6%
Pernod Ricard S.A. (l)                                                                                  4,434        $    968,303
                                                                                                                     ------------

APPAREL MANUFACTURERS - 4.2%
Billabong International Ltd. (l)                                                                       64,417        $    857,469
Li & Fung Ltd.                                                                                        333,800           1,417,483
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              23,960           2,874,533
NIKE, Inc., "B"                                                                                        20,250           1,187,865
                                                                                                                     ------------
                                                                                                                     $  6,337,350
                                                                                                                     ------------
AUTOMOTIVE - 2.5%
Continental AG                                                                                          7,148        $    989,250
PT Astra International Tbk.                                                                           684,000           1,439,803
Toyota Industries Corp. (l)                                                                            31,300           1,350,373
                                                                                                                     ------------
                                                                                                                     $  3,779,426
                                                                                                                     ------------
BIOTECHNOLOGY - 2.0%
Amgen, Inc. (a)                                                                                        24,460        $  1,383,702
Genzyme Corp. (a)                                                                                      13,700             848,852
Millipore Corp. (a)(l)                                                                                  9,060             686,748
                                                                                                                     ------------
                                                                                                                     $  2,919,302
                                                                                                                     ------------
BROADCASTING - 2.9%
Fuji Television Network, Inc.                                                                             282        $    567,760
Societe Television Francaise 1 (l)                                                                     30,901             831,234
Walt Disney Co.                                                                                        35,370           1,216,374
WPP Group PLC                                                                                         131,030           1,774,218
                                                                                                                     ------------
                                                                                                                     $  4,389,586
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.4%
Daiwa Securities Group, Inc. (l)                                                                      119,000        $  1,134,667
Franklin Resources, Inc.                                                                               10,000           1,275,000
Goldman Sachs Group, Inc.                                                                               7,260           1,573,532
Julius Baer Holding Ltd.                                                                               21,106           1,578,960
Morgan Stanley                                                                                         16,950           1,067,850
                                                                                                                     ------------
                                                                                                                     $  6,630,009
                                                                                                                     ------------
BUSINESS SERVICES - 3.0%
Accenture Ltd., "A"                                                                                    32,950        $  1,326,238
Amdocs Ltd. (a)                                                                                        20,230             752,354
Capita Group PLC                                                                                       44,933             665,399
Global Payments, Inc.                                                                                  17,680             781,810
Intertek Group PLC                                                                                     48,060             930,919
                                                                                                                     ------------
                                                                                                                     $  4,456,720
                                                                                                                     ------------
CHEMICALS - 2.6%
3M Co.                                                                                                 14,170        $  1,326,029
Makhteshim-Agan Industries Ltd. (a)                                                                   115,800           1,036,380
Wacker Chemie AG                                                                                        6,790           1,590,366
                                                                                                                     ------------
                                                                                                                     $  3,952,775
                                                                                                                     ------------
COMPUTER SOFTWARE - 2.4%
Adobe Systems, Inc. (a)                                                                                20,370        $    889,354
Oracle Corp. (a)                                                                                       58,390           1,264,144
SAP AG                                                                                                 23,940           1,402,415
                                                                                                                     ------------
                                                                                                                     $  3,555,913
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 2.3%
Fujitsu Ltd.                                                                                          163,000        $  1,153,580
HCL Technologies Ltd.                                                                                 143,680           1,083,707
Network Appliance, Inc. (a)(l)                                                                         41,630           1,120,263
                                                                                                                     ------------
                                                                                                                     $  3,357,550
                                                                                                                     ------------
CONGLOMERATES - 1.3%
Siemens AG                                                                                              8,890        $  1,223,230
Smiths Group PLC                                                                                       35,252             770,796
                                                                                                                     ------------
                                                                                                                     $  1,994,026
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 5.5%
Alberto-Culver Co.                                                                                     41,490        $  1,028,537
Colgate-Palmolive Co.                                                                                  14,900           1,062,668
Kao Corp. (l)                                                                                          37,000           1,106,114
L'Oreal S.A. (l)                                                                                        8,320           1,092,322
Procter & Gamble Co.                                                                                   27,410           1,928,019
Reckitt Benckiser PLC                                                                                  34,390           2,020,202
                                                                                                                     ------------
                                                                                                                     $  8,237,862
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.1%
Keyence Corp.                                                                                           3,900        $    866,780
OMRON Corp.                                                                                            39,400           1,043,936
Schneider Electric S.A. (l)                                                                             9,613           1,215,436
                                                                                                                     ------------
                                                                                                                     $  3,126,152
                                                                                                                     ------------
ELECTRONICS - 7.2%
ARM Holdings PLC                                                                                      281,810        $    887,678
Canon, Inc.                                                                                            24,700           1,349,797
Hirose Electric Co. Ltd. (l)                                                                           14,900           1,814,207
Intel Corp.                                                                                            91,730           2,372,138
Marvell Technology Group Ltd. (a)                                                                      51,260             839,126
National Semiconductor Corp. (l)                                                                       25,790             699,425
Nippon Electric Glass Co. Ltd.                                                                         45,000             725,585
Royal Philips Electronics N.V.                                                                         44,960           2,030,670
                                                                                                                     ------------
                                                                                                                     $ 10,718,626
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.0%
INPEX Holdings, Inc. (l)                                                                                  144        $  1,480,978
                                                                                                                     ------------

ENERGY - INTEGRATED - 4.0%
OAO Gazprom, ADR                                                                                       33,040        $  1,457,064
Petroleo Brasileiro S.A., ADR                                                                          20,680           1,561,340
TOTAL S.A. (l)                                                                                         35,800           2,913,061
                                                                                                                     ------------
                                                                                                                     $  5,931,465
                                                                                                                     ------------
FOOD & BEVERAGES - 2.7%
Nestle S.A.                                                                                             6,375        $  2,865,353
PepsiCo, Inc.                                                                                          15,210           1,114,285
                                                                                                                     ------------
                                                                                                                     $  3,979,638
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
Tesco PLC                                                                                             142,799        $  1,282,966
                                                                                                                     ------------

GAMING & LODGING - 0.5%
International Game Technology                                                                          17,210        $    741,751
                                                                                                                     ------------

INSURANCE - 1.3%
Aflac, Inc.                                                                                            23,840        $  1,359,834
Genworth Financial, Inc., "A"                                                                          18,130             557,135
                                                                                                                     ------------
                                                                                                                     $  1,916,969
                                                                                                                     ------------
INTERNET - 0.9%
Google, Inc., "A" (a)(l)                                                                                2,260        $  1,282,030
                                                                                                                     ------------

MACHINERY & TOOLS - 0.1%
Bucyrus International, Inc.                                                                             2,200        $    160,446
                                                                                                                     ------------

MAJOR BANKS - 5.2%
Bank of New York Mellon Corp.                                                                          28,100        $  1,240,334
Erste Bank der Oesterreichischen Sparkassen AG                                                         22,970           1,752,056
Societe Generale (l)                                                                                    8,350           1,402,260
Standard Chartered PLC                                                                                 40,020           1,309,710
State Street Corp. (l)                                                                                 12,310             839,050
UniCredito Italiano S.p.A.                                                                            149,270           1,278,095
                                                                                                                     ------------
                                                                                                                     $  7,821,505
                                                                                                                     ------------
MEDICAL EQUIPMENT - 2.8%
Advanced Medical Optics, Inc. (a)                                                                      19,440        $    594,670
Boston Scientific Corp. (a)                                                                            53,960             752,742
Medtronic, Inc.                                                                                        21,540           1,215,071
ResMed, Inc. (a)(l)                                                                                    20,390             874,119
Synthes, Inc.                                                                                           6,940             777,142
                                                                                                                     ------------
                                                                                                                     $  4,213,744
                                                                                                                     ------------
METALS & MINING - 4.8%
Anglo American PLC                                                                                     24,920        $  1,676,448
BHP Billiton Ltd.                                                                                      89,880           3,558,090
Companhia Vale do Rio Doce, ADR                                                                        56,360           1,912,295
                                                                                                                     ------------
                                                                                                                     $  7,146,833
                                                                                                                     ------------
NETWORK & TELECOM - 1.5%
Cisco Systems, Inc. (a)                                                                                46,360        $  1,534,980
NICE Systems Ltd., ADR (a)                                                                             18,800             673,792
                                                                                                                     ------------
                                                                                                                     $  2,208,772
                                                                                                                     ------------
OIL SERVICES - 2.0%
Halliburton Co.                                                                                        38,560        $  1,480,704
Tenaris S.A., ADR                                                                                      28,180           1,482,832
                                                                                                                     ------------
                                                                                                                     $  2,963,536
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.8%
ABSA Group Ltd.                                                                                        61,280        $  1,114,749
Aeon Credit Service Co. Ltd.                                                                           67,100             722,260
American Express Co.                                                                                   21,710           1,288,923
Bank of Cyprus Public Co. Ltd.                                                                         47,870             845,714
Chiba Bank Ltd. (l)                                                                                    83,000             642,385
HSBC Holdings PLC                                                                                     182,393           3,374,387
UBS AG                                                                                                 38,836           2,089,321
                                                                                                                     ------------
                                                                                                                     $ 10,077,739
                                                                                                                     ------------
PHARMACEUTICALS - 6.7%
Bayer AG (l)                                                                                           11,140        $    887,390
Merck & Co., Inc.                                                                                      27,110           1,401,316
Novartis AG                                                                                            39,580           2,185,472
Novo Nordisk A/S, "B"                                                                                  13,200           1,594,380
Roche Holding AG                                                                                       13,350           2,421,953
Teva Pharmaceutical Industries Ltd., ADR                                                               33,030           1,468,844
                                                                                                                     ------------
                                                                                                                     $  9,959,355
                                                                                                                     ------------
SPECIALTY CHEMICALS - 3.8%
L'Air Liquide S.A. (l)                                                                                 10,027        $  1,343,046
Linde AG                                                                                               11,320           1,406,870
Praxair, Inc. (l)                                                                                      18,420           1,542,859
Symrise AG (a)                                                                                         52,033           1,381,119
                                                                                                                     ------------
                                                                                                                     $  5,673,894
                                                                                                                     ------------
SPECIALTY STORES - 1.5%
Lowe's Cos., Inc.                                                                                      30,960        $    867,499
PetSmart, Inc.                                                                                         20,040             639,276
Staples, Inc.                                                                                          33,520             720,345
                                                                                                                     ------------
                                                                                                                     $  2,227,120
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
America Movil S.A.B. de C.V., "L", ADR                                                                 22,940        $  1,468,160
Orascom Telecom Holding (S.A.E.)                                                                      103,197           1,348,256
                                                                                                                     ------------
                                                                                                                     $  2,816,416
                                                                                                                     ------------
TELEPHONE SERVICES - 4.0%
Sistema JSFC, GDR                                                                                      46,540        $  1,547,455
Telefonica S.A.                                                                                        89,500           2,507,164
Telenor A.S.A.                                                                                         62,380           1,249,671
TELUS Corp.                                                                                            11,680             675,858
                                                                                                                     ------------
                                                                                                                     $  5,980,148
                                                                                                                     ------------
TRUCKING - 0.7%
FedEx Corp. (l)                                                                                         9,330        $    977,318
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 1.9%
CEZ AS                                                                                                 25,530        $  1,569,810
Tenaga Nasional Berhad                                                                                441,000           1,223,023
                                                                                                                     ------------
                                                                                                                     $  2,792,833
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $147,553,569
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 17.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   25,817,544        $ 25,817,544
                                                                                                                     ------------
  TOTAL INVESTMENTS (k)                                                                                              $173,371,113
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (16.3)%                                                                              (24,343,603)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $149,027,510
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had one security that was fair valued, aggregating $1,036,380 and 0.60% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $150,675,218
                                                                 ============
Gross unrealized appreciation                                    $ 26,644,407
Gross unrealized depreciation                                      (3,948,512)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 22,695,895
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
United States                31.7%
----------------------------------
United Kingdom                9.9%
----------------------------------
Japan                         9.4%
----------------------------------
France                        8.5%
----------------------------------
Switzerland                   8.0%
----------------------------------
Germany                       6.0%
----------------------------------
Australia                     3.0%
----------------------------------
Brazil                        2.3%
----------------------------------
Israel                        2.1%
----------------------------------
Other Countries              19.1%
----------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Mid Cap Growth Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.7%

AIRLINES - 0.9%
AMR Corp. (a)(l)                                                                                        13,280     $      296,001
UAL Corp. (a)(l)                                                                                        10,060            468,092
                                                                                                                   --------------
                                                                                                                   $      764,093
                                                                                                                   --------------
APPAREL MANUFACTURERS - 3.6%
Coach, Inc. (a)                                                                                         33,650     $    1,590,636
Phillips-Van Heusen Corp.                                                                               28,720          1,507,227
                                                                                                                   --------------
                                                                                                                   $    3,097,863
                                                                                                                   --------------
AUTOMOTIVE - 1.5%
Autoliv, Inc. (l)                                                                                        1,890     $      112,928
Goodyear Tire & Rubber Co. (a)(l)                                                                       38,310          1,165,007
                                                                                                                   --------------
                                                                                                                   $    1,277,935
                                                                                                                   --------------
BIOTECHNOLOGY - 1.7%
Genzyme Corp. (a)                                                                                        9,840     $      609,686
Invitrogen Corp. (a)(l)                                                                                  3,220            263,171
Millipore Corp. (a)(l)                                                                                   8,390            635,962
                                                                                                                   --------------
                                                                                                                   $    1,508,819
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.3%
Affiliated Managers Group, Inc. (a)(l)                                                                   5,390     $      687,279
Bear Stearns Cos., Inc. (l)                                                                              2,530            310,709
CME Group, Inc. (l)                                                                                         90             52,862
E*TRADE Financial Corp. (a)(l)                                                                          17,400            227,244
Legg Mason, Inc.                                                                                         4,550            383,520
TD AMERITRADE Holding Corp. (a)(l)                                                                      17,610            320,854
                                                                                                                   --------------
                                                                                                                   $    1,982,468
                                                                                                                   --------------
BUSINESS SERVICES - 2.2%
Amdocs Ltd. (a)                                                                                         31,410     $    1,168,138
Corporate Executive Board Co. (l)                                                                        6,600            489,984
Fidelity National Information Services, Inc.                                                             1,110             49,251
TeleTech Holdings, Inc. (a)(l)                                                                           9,670            231,210
                                                                                                                   --------------
                                                                                                                   $    1,938,583
                                                                                                                   --------------
CABLE TV - 1.0%
EchoStar Communications Corp., "A" (a)(l)                                                               18,060     $      845,389
                                                                                                                   --------------
CHEMICALS - 1.1%
PPG Industries, Inc. (l)                                                                                12,630     $      954,197
                                                                                                                   --------------
COMPUTER SOFTWARE - 6.3%
McAfee, Inc. (a)                                                                                        52,540     $    1,832,070
NAVTEQ Corp. (a)                                                                                        26,180          2,041,255
Synopsys, Inc. (a)                                                                                       9,490            256,989
VeriSign, Inc. (a)                                                                                      39,130          1,320,246
                                                                                                                   --------------
                                                                                                                   $    5,450,560
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Network Appliance, Inc. (a)(l)                                                                          15,560     $      418,720
                                                                                                                   --------------
CONSTRUCTION - 2.5%
NVR, Inc. (a)(l)                                                                                         1,460     $      686,565
Sherwin-Williams Co. (l)                                                                                21,980          1,444,306
                                                                                                                   --------------
                                                                                                                   $    2,130,871
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 6.6%
Apollo Group, Inc., "A" (a)                                                                             35,070     $    2,109,461
Avon Products, Inc. (l)                                                                                  9,310            349,404
Estee Lauder Cos., Inc., "A"                                                                            32,200          1,367,212
ITT Educational Services, Inc. (a)(l)                                                                   11,430          1,390,917
Priceline.com, Inc. (a)(l)                                                                               4,460            395,825
Strayer Education, Inc.                                                                                    890            150,081
                                                                                                                   --------------
                                                                                                                   $    5,762,900
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 3.7%
Rockwell Automation, Inc. (l)                                                                           27,400     $    1,904,574
W.W. Grainger, Inc. (l)                                                                                  8,930            814,327
WESCO International, Inc. (a)(l)                                                                        11,890            510,557
                                                                                                                   --------------
                                                                                                                   $    3,229,458
                                                                                                                   --------------
ELECTRONICS - 7.9%
Amkor Technology, Inc. (a)(l)                                                                           76,010     $      875,635
Intersil Corp., "A"                                                                                     45,290          1,514,045
MEMC Electronic Materials, Inc. (a)                                                                      2,470            145,384
National Semiconductor Corp. (l)                                                                        14,850            402,732
ON Semiconductor Corp. (a)(l)                                                                          129,630          1,628,153
SanDisk Corp. (a)(l)                                                                                    16,650            917,415
Tessera Technologies, Inc. (a)(l)                                                                        7,820            293,250
Varian Semiconductor Equipment Associates, Inc. (a)                                                     20,625          1,103,850
                                                                                                                   --------------
                                                                                                                   $    6,880,464
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.3%
Tesoro Corp.                                                                                             5,270     $      242,525
                                                                                                                   --------------
ENERGY - INTEGRATED - 2.5%
Hess Corp. (l)                                                                                          32,060     $    2,132,952
                                                                                                                   --------------
FOOD & BEVERAGES - 0.8%
Pepsi Bottling Group, Inc.                                                                              17,630     $      655,307
                                                                                                                   --------------
FOOD & DRUG STORES - 2.1%
Kroger Co.                                                                                              63,410     $    1,808,453
                                                                                                                   --------------
GAMING & LODGING - 3.4%
International Game Technology                                                                           44,960     $    1,937,776
Penn National Gaming, Inc. (a)                                                                           6,380            376,548
Royal Caribbean Cruises Ltd. (l)                                                                        17,210            671,706
                                                                                                                   --------------
                                                                                                                   $    2,986,030
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 4.7%
AMERIGROUP Corp. (a)(l)                                                                                 27,180     $      937,166
Humana, Inc. (a)                                                                                        28,620          1,999,966
WellCare Health Plans, Inc. (a)(l)                                                                      10,750          1,133,373
                                                                                                                   --------------
                                                                                                                   $    4,070,505
                                                                                                                   --------------
INSURANCE - 3.8%
Ace Ltd.                                                                                                12,880     $      780,142
Aspen Insurance Holdings Ltd.                                                                            9,210            257,051
Endurance Specialty Holdings Ltd. (l)                                                                   12,930            537,242
Genworth Financial, Inc., "A"                                                                           43,030          1,322,312
RenaissanceRe Holdings Ltd. (l)                                                                          3,330            217,815
XL Capital Ltd., "A" (l)                                                                                 1,910            151,272
                                                                                                                   --------------
                                                                                                                   $    3,265,834
                                                                                                                   --------------
MACHINERY & TOOLS - 7.1%
Cummins, Inc.                                                                                           15,740     $    2,012,989
Eaton Corp.                                                                                             17,940          1,776,778
Parker Hannifin Corp.                                                                                    2,920            326,544
Timken Co.                                                                                              44,910          1,668,407
Trinity Industries, Inc. (l)                                                                             9,190            344,993
                                                                                                                   --------------
                                                                                                                   $    6,129,711
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.1%
Express Scripts, Inc. (a)                                                                               26,270     $    1,466,391
HLTH Corp. (a)(l)                                                                                       80,380          1,138,985
VCA Antech, Inc. (a)                                                                                     2,580            107,715
                                                                                                                   --------------
                                                                                                                   $    2,713,091
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.2%
Advanced Medical Optics, Inc. (a)(l)                                                                    25,440     $      778,210
Cooper Cos., Inc. (l)                                                                                    5,210            273,108
DENTSPLY International, Inc.                                                                            18,330            763,261
Kinetic Concepts, Inc. (a)(l)                                                                            2,240            126,067
                                                                                                                   --------------
                                                                                                                   $    1,940,646
                                                                                                                   --------------
METALS & MINING - 0.2%
Cleveland-Cliffs, Inc. (l)                                                                               1,860     $      163,624
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 2.5%
Williams Cos., Inc. (l)                                                                                 63,280     $    2,155,317
                                                                                                                   --------------
NETWORK & TELECOM - 0.2%
InterDigital, Inc. (a)(l)                                                                                8,660     $      179,955
                                                                                                                   --------------
OIL SERVICES - 5.1%
Cameron International Corp. (a)(l)                                                                      17,870     $    1,649,222
GlobalSantaFe Corp. (l)                                                                                 10,960            833,179
Noble Corp.                                                                                             26,720          1,310,616
Smith International, Inc.                                                                                8,990            641,886
                                                                                                                   --------------
                                                                                                                   $    4,434,903
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
CapitalSource, Inc., REIT (l)                                                                           10,940     $      221,426
CIT Group, Inc.                                                                                          7,820            314,364
Northern Trust Corp.                                                                                     3,030            200,798
                                                                                                                   --------------
                                                                                                                   $      736,588
                                                                                                                   --------------
PERSONAL COMPUTERS & PERIPHERALS - 1.4%
Nuance Communications, Inc. (a)(l)                                                                      62,720     $    1,211,123
                                                                                                                   --------------
PHARMACEUTICALS - 2.9%
Allergan, Inc.                                                                                           5,290     $      341,046
Endo Pharmaceuticals Holdings, Inc. (a)                                                                 51,650          1,601,667
Medicis Pharmaceutical Corp., "A" (l)                                                                    2,990             91,225
Warner Chilcott Ltd., "A" (a)(l)                                                                         7,980            141,805
Watson Pharmaceuticals, Inc. (a)(l)                                                                     10,880            352,512
                                                                                                                   --------------
                                                                                                                   $    2,528,255
                                                                                                                   --------------
RESTAURANTS - 3.5%
Brinker International, Inc.                                                                              8,380     $      229,947
Darden Restaurants, Inc.                                                                                 6,260            262,044
Jack in the Box, Inc. (a)                                                                                5,470            354,675
Panera Bread Co. (a)(l)                                                                                  3,150            128,520
YUM! Brands, Inc.                                                                                       61,410          2,077,500
                                                                                                                   --------------
                                                                                                                   $    3,052,686
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.5%
Praxair, Inc.                                                                                           16,080     $    1,346,861
                                                                                                                   --------------
SPECIALTY STORES - 3.8%
Aeropostale, Inc. (a)                                                                                   20,570     $      392,064
Dick's Sporting Goods, Inc. (a)(l)                                                                       3,250            218,238
GameStop Corp., "A" (a)                                                                                 33,110          1,865,749
RadioShack Corp. (l)                                                                                    38,280            790,865
                                                                                                                   --------------
                                                                                                                   $    3,266,916
                                                                                                                   --------------
TELEPHONE SERVICES - 1.7%
Embarq Corp.                                                                                            27,280     $    1,516,768
                                                                                                                   --------------
TRUCKING - 0.2%
Landstar System, Inc.                                                                                    3,960     $      166,201
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 4.1%
Constellation Energy Group, Inc.                                                                         7,600     $      652,004
Mirant Corp. (a)                                                                                        28,390          1,154,905
NRG Energy, Inc. (a)                                                                                    40,660          1,719,511
                                                                                                                   --------------
                                                                                                                   $    3,526,420
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $   86,472,991
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 22.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    19,438,917     $   19,438,917
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 0.3%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                      $       308,000     $      308,000
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $  106,219,908
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (22.4)%                                                                              (19,465,587)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  86,754,321
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $94,988,723
                                                             ===========
Gross unrealized appreciation                                $14,058,138
Gross unrealized depreciation                                 (2,826,953)
                                                             -----------
      Net unrealized appreciation (depreciation)             $11,231,185
                                                             ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $18,971,760. These loans were collateralized by cash of $19,438,917 and U.S. Treasury obligations of $5,111.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Value Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Value Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.9%

AEROSPACE - 8.3%
Lockheed Martin Corp.                                                                                 187,460        $ 20,337,532
Northrop Grumman Corp.                                                                                 95,020           7,411,560
Raytheon Co.                                                                                           17,650           1,126,420
United Technologies Corp.                                                                             100,840           8,115,603
                                                                                                                     ------------
                                                                                                                     $ 36,991,115
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                                            222,369        $  4,884,912
                                                                                                                     ------------

APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                                       112,110        $  6,576,373
                                                                                                                     ------------

AUTOMOTIVE - 0.6%
Johnson Controls, Inc.                                                                                 23,510        $  2,776,766
                                                                                                                     ------------

BROADCASTING - 1.7%
Citadel Broadcasting Corp. (l)                                                                          4,905        $     20,405
E.W. Scripps Co., "A" (l)                                                                              26,120           1,097,040
Viacom, Inc., "B" (a)(l)                                                                               80,804           3,148,932
Walt Disney Co.                                                                                        59,970           2,062,368
WPP Group PLC                                                                                          89,320           1,209,442
                                                                                                                     ------------
                                                                                                                     $  7,538,187
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 4.0%
Franklin Resources, Inc.                                                                               22,960        $  2,927,400
Goldman Sachs Group, Inc.                                                                              46,940          10,173,776
Lehman Brothers Holdings, Inc.                                                                         40,500           2,500,065
Merrill Lynch & Co., Inc.                                                                              30,170           2,150,518
                                                                                                                     ------------
                                                                                                                     $ 17,751,759
                                                                                                                     ------------
BUSINESS SERVICES - 1.0%
Accenture Ltd., "A"                                                                                   109,100        $  4,391,275
                                                                                                                     ------------

CHEMICALS - 2.5%
Dow Chemical Co.                                                                                       37,180        $  1,600,971
PPG Industries, Inc.                                                                                   84,330           6,371,132
Syngenta AG                                                                                            15,500           3,343,503
                                                                                                                     ------------
                                                                                                                     $ 11,315,606
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.6%
Oracle Corp. (a)                                                                                      326,610        $  7,071,107
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 1.2%
Hewlett-Packard Co.                                                                                    77,510        $  3,859,223
International Business Machines Corp.                                                                  12,010           1,414,778
                                                                                                                     ------------
                                                                                                                     $  5,274,001
                                                                                                                     ------------
CONSTRUCTION - 2.4%
Masco Corp.                                                                                           243,000        $  5,630,310
Sherwin-Williams Co.                                                                                   32,790           2,154,631
Toll Brothers, Inc. (a)(l)                                                                            148,890           2,976,311
                                                                                                                     ------------
                                                                                                                     $ 10,761,252
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 1.9%
Procter & Gamble Co.                                                                                  121,190        $  8,524,505
                                                                                                                     ------------

CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)(l)                                                                   68,480        $    799,846
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 1.4%
Rockwell Automation, Inc.                                                                              41,550        $  2,888,141
W.W. Grainger, Inc. (l)                                                                                38,030           3,467,956
                                                                                                                     ------------
                                                                                                                     $  6,356,097
                                                                                                                     ------------
ELECTRONICS - 1.5%
Intel Corp.                                                                                           256,310        $  6,628,177
                                                                                                                     ------------

ENERGY - INDEPENDENT - 2.8%
Apache Corp.                                                                                           47,980        $  4,321,079
Devon Energy Corp.                                                                                     63,580           5,289,856
EOG Resources, Inc.                                                                                    38,210           2,763,729
                                                                                                                     ------------
                                                                                                                     $ 12,374,664
                                                                                                                     ------------
ENERGY - INTEGRATED - 9.8%
Chevron Corp.                                                                                          40,095        $  3,752,090
ConocoPhillips                                                                                         70,930           6,225,526
Exxon Mobil Corp.                                                                                     135,012          12,496,711
Hess Corp.                                                                                             84,930           5,650,393
Marathon Oil Corp.                                                                                     29,620           1,688,932
Royal Dutch Shell PLC, ADR                                                                             28,730           2,361,031
TOTAL S.A., ADR                                                                                       140,730          11,403,352
                                                                                                                     ------------
                                                                                                                     $ 43,578,035
                                                                                                                     ------------
FOOD & BEVERAGES - 3.0%
Kellogg Co.                                                                                            78,570        $  4,399,920
Nestle S.A.                                                                                            10,386           4,668,166
PepsiCo, Inc.                                                                                          56,458           4,136,113
                                                                                                                     ------------
                                                                                                                     $ 13,204,199
                                                                                                                     ------------
FOOD & DRUG STORES - 0.8%
CVS Caremark Corp.                                                                                     95,128        $  3,769,923
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.0%
Bowater, Inc. (l)                                                                                      14,750        $    220,070
                                                                                                                     ------------

GAMING & LODGING - 1.1%
Royal Caribbean Cruises Ltd. (l)                                                                      131,050        $  5,114,882
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                                          198,990        $  6,431,357
                                                                                                                     ------------

HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                               49,990        $  2,421,016
WellPoint, Inc. (a)                                                                                    72,300           5,705,916
                                                                                                                     ------------
                                                                                                                     $  8,126,932
                                                                                                                     ------------
INSURANCE - 8.7%
Allstate Corp.                                                                                        239,590        $ 13,702,152
Chubb Corp.                                                                                            49,270           2,642,843
Genworth Financial, Inc., "A"                                                                         123,740           3,802,530
Hartford Financial Services Group, Inc.                                                                47,500           4,396,125
MetLife, Inc.                                                                                         159,660          11,133,092
Prudential Financial, Inc.                                                                             34,510           3,367,486
                                                                                                                     ------------
                                                                                                                     $ 39,044,228
                                                                                                                     ------------
MACHINERY & TOOLS - 1.3%
Deere & Co.                                                                                            25,880        $  3,841,110
Eaton Corp.                                                                                            10,640           1,053,786
Timken Co.                                                                                             30,930           1,149,050
                                                                                                                     ------------
                                                                                                                     $  6,043,946
                                                                                                                     ------------
MAJOR BANKS - 8.2%
Bank of America Corp.                                                                                 294,364        $ 14,797,678
Bank of New York Mellon Corp.                                                                         182,175           8,041,205
PNC Financial Services Group, Inc.                                                                     65,990           4,493,919
State Street Corp.                                                                                     44,840           3,056,294
SunTrust Banks, Inc.                                                                                   79,640           6,026,359
                                                                                                                     ------------
                                                                                                                     $ 36,415,455
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
American Express Co.                                                                                   80,770        $  4,795,315
Citigroup, Inc.                                                                                       257,610          12,022,659
Fannie Mae                                                                                            134,050           8,151,581
Freddie Mac                                                                                            36,090           2,129,671
UBS AG                                                                                                149,752           8,056,441
                                                                                                                     ------------
                                                                                                                     $ 35,155,667
                                                                                                                     ------------
PHARMACEUTICALS - 6.9%
Abbott Laboratories                                                                                    40,840        $  2,189,841
GlaxoSmithKline PLC                                                                                    87,330           2,316,763
Johnson & Johnson                                                                                     168,470          11,068,479
Merck & Co., Inc.                                                                                     113,110           5,846,656
Pfizer, Inc.                                                                                           89,200           2,179,156
Wyeth                                                                                                 160,380           7,144,929
                                                                                                                     ------------
                                                                                                                     $ 30,745,824
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.1%
New York Times Co., "A" (l)                                                                            25,690        $    507,634
                                                                                                                     ------------

RAILROAD & SHIPPING - 1.0%
Burlington Northern Santa Fe Corp.                                                                     46,990        $  3,814,178
Norfolk Southern Corp.                                                                                 10,910             566,338
                                                                                                                     ------------
                                                                                                                     $  4,380,516
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                         36,727        $  3,590,432
Praxair, Inc.                                                                                          31,410           2,630,902
                                                                                                                     ------------
                                                                                                                     $  6,221,334
                                                                                                                     ------------
SPECIALTY STORES - 0.8%
Advance Auto Parts, Inc.                                                                               23,780        $    798,057
Lowe's Cos., Inc.                                                                                      27,500             770,550
Staples, Inc.                                                                                          85,440           1,836,106
                                                                                                                     ------------
                                                                                                                     $  3,404,713
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
Sprint Nextel Corp.                                                                                   224,210        $  4,259,990
Vodafone Group PLC                                                                                  1,242,107           4,484,168
                                                                                                                     ------------
                                                                                                                     $  8,744,158
                                                                                                                     ------------
TELEPHONE SERVICES - 2.0%
AT&T, Inc.                                                                                             66,040        $  2,794,152
Embarq Corp.                                                                                           55,034           3,059,890
TELUS Corp. (non-voting shares)                                                                        17,080             962,544
Verizon Communications, Inc.                                                                           50,480           2,235,254
                                                                                                                     ------------
                                                                                                                     $  9,051,840
                                                                                                                     ------------
TOBACCO - 3.4%
Altria Group, Inc.                                                                                    217,780        $ 15,142,243
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 3.6%
Dominion Resources, Inc.                                                                               58,389        $  4,922,193
Entergy Corp.                                                                                          29,160           3,157,736
FPL Group, Inc.                                                                                        71,320           4,341,962
PG&E Corp.                                                                                             16,500             788,700
PPL Corp.                                                                                              28,360           1,313,068
Public Service Enterprise Group, Inc.                                                                  17,290           1,521,347
                                                                                                                     ------------
                                                                                                                     $ 16,045,006
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $441,363,604
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.0%
General Electric Capital Corp., 5.1%, due 10/01/07 (y)                                           $  4,687,000        $  4,687,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 3.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   17,254,238        $ 17,254,238
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $463,304,842
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (3.8)%                                                                               (17,099,688)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $446,205,154
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $340,777,064
                                                                 ============
Gross unrealized appreciation                                    $129,214,725
Gross unrealized depreciation                                      (6,686,947)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $122,527,778
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        International Growth Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - International Growth Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.6%

AEROSPACE - 0.5%
Finmeccanica S.p.A.                                                                                    27,680        $    807,001
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 1.1%
Pernod Ricard S.A. (l)                                                                                  8,750        $  1,910,839
                                                                                                                     ------------

APPAREL MANUFACTURERS - 5.4%
Adidas AG                                                                                              19,700        $  1,293,193
Billabong International Ltd. (l)                                                                       75,261           1,001,816
Cremer S.A. (a)                                                                                        30,300             352,921
Li & Fung Ltd.                                                                                        454,600           1,930,460
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              39,630           4,754,496
                                                                                                                     ------------
                                                                                                                     $  9,332,886
                                                                                                                     ------------
AUTOMOTIVE - 1.9%
Continental AG                                                                                          9,241        $  1,278,912
Toyota Industries Corp. (l)                                                                            47,600           2,053,602
                                                                                                                     ------------
                                                                                                                     $  3,332,514
                                                                                                                     ------------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)                                                                                      14,431        $    799,931
                                                                                                                     ------------

BROADCASTING - 3.5%
Fuji Television Network, Inc.                                                                             405        $    815,401
Grupo Televisa S.A., ADR                                                                               43,180           1,043,661
Societe Television Francaise 1 (l)                                                                     41,084           1,105,156
WPP Group PLC                                                                                         231,680           3,137,074
                                                                                                                     ------------
                                                                                                                     $  6,101,292
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.1%
Daiwa Securities Group, Inc. (l)                                                                      138,000        $  1,315,832
Julius Baer Holding Ltd.                                                                               31,906           2,386,918
                                                                                                                     ------------
                                                                                                                     $  3,702,750
                                                                                                                     ------------
BUSINESS SERVICES - 2.1%
Accenture Ltd., "A" (l)                                                                                39,500        $  1,589,875
Capita Group PLC                                                                                       56,850             841,874
Intertek Group PLC                                                                                     60,780           1,177,305
                                                                                                                     ------------
                                                                                                                     $  3,609,054
                                                                                                                     ------------
CHEMICALS - 1.8%
Makhteshim-Agan Industries Ltd. (a)                                                                   141,360        $  1,265,135
Wacker Chemie AG                                                                                        8,070           1,890,170
                                                                                                                     ------------
                                                                                                                     $  3,155,305
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.2%
SAP AG (l)                                                                                             35,520        $  2,080,777
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 1.6%
Fujitsu Ltd. (l)                                                                                      213,000        $  1,507,439
HCL Technologies Ltd.                                                                                 175,630           1,324,690
                                                                                                                     ------------
                                                                                                                     $  2,832,129
                                                                                                                     ------------
CONGLOMERATES - 1.5%
Siemens AG                                                                                             11,940        $  1,642,899
Smiths Group PLC                                                                                       43,771             957,067
                                                                                                                     ------------
                                                                                                                     $  2,599,966
                                                                                                                     ------------
CONSTRUCTION - 0.8%
Wienerberger AG                                                                                        21,610        $  1,352,579
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 6.4%
AmorePacific Corp.                                                                                      1,118        $    834,392
Kao Corp. (l)                                                                                          58,000           1,733,909
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            338,070           1,539,922
Kose Corp. (l)                                                                                         22,300             592,801
L'Oreal S.A. (l)                                                                                       11,500           1,509,820
Reckitt Benckiser PLC                                                                                  62,470           3,669,730
Uni-Charm Corp. (l)                                                                                    20,100           1,235,063
                                                                                                                     ------------
                                                                                                                     $ 11,115,637
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.3%
Keyence Corp.                                                                                           4,900        $  1,089,031
OMRON Corp.                                                                                            50,800           1,345,989
Schneider Electric S.A. (l)                                                                            12,130           1,533,677
                                                                                                                     ------------
                                                                                                                     $  3,968,697
                                                                                                                     ------------
ELECTRONICS - 8.8%
ARM Holdings PLC                                                                                      339,960        $  1,070,845
Canon, Inc.                                                                                            29,300           1,601,177
Hirose Electric Co. Ltd. (l)                                                                           20,400           2,483,880
Nippon Electric Glass Co. Ltd.                                                                         58,000             935,198
Royal Philips Electronics N.V.                                                                         62,650           2,829,659
Samsung Electronics Co. Ltd.                                                                            4,488           2,819,866
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                      170,262           1,723,051
USHIO, Inc. (l)                                                                                        47,100             857,968
Venture Corp. Ltd.                                                                                     89,600             994,785
                                                                                                                     ------------
                                                                                                                     $ 15,316,429
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.0%
INPEX Holdings, Inc. (l)                                                                                  171        $  1,758,661
                                                                                                                     ------------

ENERGY - INTEGRATED - 4.6%
OAO Gazprom, ADR                                                                                       38,880        $  1,714,608
Petroleo Brasileiro S.A., ADR                                                                          25,450           1,921,475
TOTAL S.A. (l)                                                                                         53,950           4,389,934
                                                                                                                     ------------
                                                                                                                     $  8,026,017
                                                                                                                     ------------
FOOD & BEVERAGES - 3.0%
Groupe Danone (l)                                                                                      13,389        $  1,054,694
Nestle S.A.                                                                                             9,467           4,255,106
                                                                                                                     ------------
                                                                                                                     $  5,309,800
                                                                                                                     ------------
FOOD & DRUG STORES - 1.6%
Dairy Farm International Holdings Ltd.                                                                241,200        $  1,133,640
Tesco PLC                                                                                             185,528           1,666,861
                                                                                                                     ------------
                                                                                                                     $  2,800,501
                                                                                                                     ------------
GAMING & LODGING - 0.6%
IG Group Holdings PLC                                                                                 143,330        $  1,110,371
                                                                                                                     ------------

GENERAL MERCHANDISE - 0.6%
Massmart Holdings Ltd.                                                                                 89,530        $  1,086,373
                                                                                                                     ------------

INSURANCE - 1.9%
Aflac, Inc. (l)                                                                                        31,340        $  1,787,634
Suncorp-Metway Ltd.                                                                                    81,820           1,475,916
                                                                                                                     ------------
                                                                                                                     $  3,263,550
                                                                                                                     ------------
MACHINERY & TOOLS - 0.6%
Bucyrus International, Inc.                                                                             2,600        $    189,618
Fanuc Ltd.                                                                                              7,900             806,284
                                                                                                                     ------------
                                                                                                                     $    995,902
                                                                                                                     ------------
MAJOR BANKS - 6.2%
Erste Bank der Oesterreichischen Sparkassen AG                                                         27,330        $  2,084,619
Raiffeisen International Bank Holding AG                                                                7,070           1,034,148
Societe Generale (l)                                                                                    9,991           1,677,842
Standard Chartered PLC                                                                                 61,240           2,004,164
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                       15,370           2,021,923
UniCredito Italiano S.p.A.                                                                            232,260           1,988,681
                                                                                                                     ------------
                                                                                                                     $ 10,811,377
                                                                                                                     ------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                                                                           9,250        $  1,035,816
                                                                                                                     ------------

METALS & MINING - 5.1%
Anglo American PLC                                                                                     36,912        $  2,483,188
BHP Billiton Ltd.                                                                                     160,360           6,348,191
                                                                                                                     ------------
                                                                                                                     $  8,831,379
                                                                                                                     ------------
NETWORK & TELECOM - 1.2%
Ericsson, Inc., "B"                                                                                   282,750        $  1,133,064
NICE Systems Ltd., ADR (a)(l)                                                                          26,230             940,083
                                                                                                                     ------------
                                                                                                                     $  2,073,147
                                                                                                                     ------------
OIL SERVICES - 1.0%
Acergy S.A. (l)                                                                                        57,940        $  1,722,278
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 9.7%
ABSA Group Ltd.                                                                                        81,570        $  1,483,846
Aeon Credit Service Co. Ltd.                                                                           87,800             945,073
Akbank T.A.S.                                                                                         151,613           1,153,666
Bank of Cyprus Public Co. Ltd.                                                                         71,180           1,257,529
Chiba Bank Ltd.                                                                                       140,000           1,083,540
CSU Cardsystem S.A. (a)                                                                                58,800             254,704
Housing Development Finance Corp. Ltd.                                                                 48,680           3,088,228
HSBC Holdings PLC                                                                                     243,226           4,499,837
UBS AG                                                                                                 57,058           3,069,638
                                                                                                                     ------------
                                                                                                                     $ 16,836,061
                                                                                                                     ------------
PHARMACEUTICALS - 9.0%
Astellas Pharma, Inc. (l)                                                                              35,100        $  1,685,632
Bayer AG                                                                                               23,270           1,853,641
Hisamitsu Pharmaceutical Co., Inc.                                                                     28,900             785,880
Novartis AG                                                                                            49,010           2,706,164
Novo Nordisk A/S, "B"                                                                                  16,060           1,939,829
Roche Holding AG                                                                                       26,830           4,867,491
Teva Pharmaceutical Industries Ltd., ADR                                                               41,600           1,849,952
                                                                                                                     ------------
                                                                                                                     $ 15,688,589
                                                                                                                     ------------
SPECIALTY CHEMICALS - 3.0%
L'Air Liquide S.A. (l)                                                                                 13,948        $  1,868,237
Linde AG                                                                                               14,130           1,756,102
Symrise AG (a)                                                                                         60,942           1,617,592
                                                                                                                     ------------
                                                                                                                     $  5,241,931
                                                                                                                     ------------
SPECIALTY STORES - 0.5%
KappAhl Holding AB                                                                                     74,870        $    790,768
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.9%
America Movil S.A.B. de C.V., "L", ADR                                                                 26,940        $  1,724,160
Orascom Telecom Holding SAE, GDR                                                                       23,220           1,518,588
                                                                                                                     ------------
                                                                                                                     $  3,242,748
                                                                                                                     ------------
TELEPHONE SERVICES - 4.0%
Sistema JSFC, GDR                                                                                      40,660        $  1,351,945
Telefonica S.A.                                                                                       109,390           3,064,342
Telenor A.S.A.                                                                                         84,790           1,698,615
TELUS Corp.                                                                                            15,370             889,378
                                                                                                                     ------------
                                                                                                                     $  7,004,280
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 1.0%
CEZ AS                                                                                                 29,720        $  1,827,449
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $171,474,784
                                                                                                                     ------------
                                                                                        FIRST
ISSUER                                                                STRIKE PRICE    EXERCISE

RIGHTS - 0.0%

CONSTRUCTION - 0.0%
Wienerberger AG  (a)                                                        EUR 45     9/24/07         21,860        $          0
                                                                                                                     ------------

MAJOR BANKS - 0.0%
Raiffeisen International Bank Holding AG                                    EUR 104    9/19/07          7,200        $          0
                                                                                                                     ------------
  TOTAL RIGHTS                                                                                                       $         --
                                                                                                                     ------------

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COLLATERAL FOR SECURITIES LOANED - 15.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   27,556,461        $ 27,556,461
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $199,031,245
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (14.4)%                                                                              (25,078,747)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $173,952,498
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had one security that was fair valued, aggregating $1,265,135 and 0.64% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $155,994,457
                                                                 ============
Gross unrealized appreciation                                    $ 45,856,215
Gross unrealized depreciation                                      (2,819,427)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 43,036,788
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2007, are as follows:

----------------------------------
Japan                        14.2%
----------------------------------
United Kingdom               13.0%
----------------------------------
France                       11.4%
----------------------------------
Switzerland                  11.0%
----------------------------------
Germany                       7.7%
----------------------------------
Australia                     5.1%
----------------------------------
Brazil                        2.6%
----------------------------------
Austria                       2.6%
----------------------------------
India                         2.5%
----------------------------------
Other Countries              29.9%
----------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Massachusetts Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.2%
AEROSPACE - 2.8%
Precision Castparts Corp.                                                                               25,030     $    3,703,939
United Technologies Corp.                                                                              114,750          9,235,080
                                                                                                                   --------------
                                                                                                                   $   12,939,019
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 1.3%
Diageo PLC                                                                                             275,070     $    6,042,626
                                                                                                                   --------------
APPAREL MANUFACTURERS - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                               58,250     $    6,988,377
NIKE, Inc., "B"                                                                                         86,000          5,044,760
                                                                                                                   --------------
                                                                                                                   $   12,033,137
                                                                                                                   --------------
AUTOMOTIVE - 0.8%
Bayerische Motoren Werke AG                                                                             56,150     $    3,624,230
                                                                                                                   --------------
BIOTECHNOLOGY - 5.5%
Amgen, Inc. (a)                                                                                        117,800     $    6,663,946
Celgene Corp. (a)(l)                                                                                    56,400          4,021,884
Genentech, Inc. (a)                                                                                     32,250          2,516,145
Genzyme Corp. (a)                                                                                      139,710          8,656,432
Millipore Corp. (a)(l)                                                                                  46,500          3,524,700
                                                                                                                   --------------
                                                                                                                   $   25,383,107
                                                                                                                   --------------
BROADCASTING - 1.0%
News Corp., "A"                                                                                        219,840     $    4,834,282
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.8%
Charles Schwab Corp.                                                                                   215,680     $    4,658,688
Deutsche Boerse AG                                                                                      30,180          4,113,031
Franklin Resources, Inc.                                                                                10,150          1,294,125
Morgan Stanley                                                                                          45,390          2,859,570
                                                                                                                   --------------
                                                                                                                   $   12,925,414
                                                                                                                   --------------
BUSINESS SERVICES - 3.9%
Amdocs Ltd. (a)                                                                                        261,550     $    9,727,045
Automatic Data Processing, Inc.                                                                         39,380          1,808,723
Fidelity National Information Services, Inc.                                                            57,700          2,560,149
Western Union Co.                                                                                      182,310          3,823,041
                                                                                                                   --------------
                                                                                                                   $   17,918,958
                                                                                                                   --------------
CABLE TV - 0.9%
Comcast Corp., "A" (a)                                                                                 177,430     $    4,290,257
                                                                                                                   --------------
COMPUTER SOFTWARE - 7.6%
Adobe Systems, Inc. (a)                                                                                143,096     $    6,247,571
Citrix Systems, Inc. (a)                                                                                71,350          2,876,832
Microsoft Corp.                                                                                        335,194          9,874,815
Oracle Corp. (a)                                                                                       742,740         16,080,321
                                                                                                                   --------------
                                                                                                                   $   35,079,539
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Apple Computer, Inc. (a)                                                                                32,080     $    4,925,563
Dell, Inc. (a)                                                                                         133,830          3,693,708
EMC Corp. (a)                                                                                          202,380          4,209,504
Network Appliance, Inc. (a)                                                                            128,080          3,446,633
                                                                                                                   --------------
                                                                                                                   $   16,275,408
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 4.2%
Apollo Group, Inc., "A" (a)                                                                             39,880     $    2,398,782
Colgate-Palmolive Co.                                                                                   48,320          3,446,182
eBay, Inc. (a)                                                                                          94,500          3,687,390
Procter & Gamble Co.                                                                                   137,911          9,700,660
                                                                                                                   --------------
                                                                                                                   $   19,233,014
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 5.7%
Danaher Corp.                                                                                           88,650     $    7,332,242
General Electric Co.                                                                                   291,656         12,074,558
Rockwell Automation, Inc.                                                                               56,390          3,919,669
W.W. Grainger, Inc.                                                                                     35,470          3,234,509
                                                                                                                   --------------
                                                                                                                   $   26,560,978
                                                                                                                   --------------
ELECTRONICS - 6.6%
Intel Corp.                                                                                            536,000     $   13,860,960
KLA-Tencor Corp.                                                                                        84,510          4,713,968
National Semiconductor Corp.                                                                            89,620          2,430,494
Samsung Electronics Co. Ltd., GDR                                                                       14,411          4,521,451
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       506,123          5,121,965
                                                                                                                   --------------
                                                                                                                   $   30,648,838
                                                                                                                   --------------
ENERGY - INTEGRATED - 2.0%
Exxon Mobil Corp.                                                                                       71,020     $    6,573,611
Hess Corp.                                                                                              41,890          2,786,942
                                                                                                                   --------------
                                                                                                                   $    9,360,553
                                                                                                                   --------------
FOOD & BEVERAGES - 4.1%
General Mills, Inc.                                                                                     39,620     $    2,298,356
Nestle S.A.                                                                                             18,422          8,280,084
PepsiCo, Inc.                                                                                          116,580          8,540,651
                                                                                                                   --------------
                                                                                                                   $   19,119,091
                                                                                                                   --------------
FOOD & DRUG STORES - 1.9%
CVS Caremark Corp.                                                                                     217,545     $    8,621,308
                                                                                                                   --------------
GAMING & LODGING - 1.5%
International Game Technology                                                                           63,680     $    2,744,608
Royal Caribbean Cruises Ltd. (l)                                                                       105,590          4,121,178
                                                                                                                   --------------
                                                                                                                   $    6,865,786
                                                                                                                   --------------
GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc. (l)                                                                         128,050     $    3,401,008
Target Corp.                                                                                           110,770          7,041,649
                                                                                                                   --------------
                                                                                                                   $   10,442,657
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                                58,830     $    2,849,137
                                                                                                                   --------------
INSURANCE - 0.9%
Aflac, Inc.                                                                                             75,450     $    4,303,668
                                                                                                                   --------------
INTERNET - 2.1%
Google, Inc., "A" (a)                                                                                   17,130     $    9,717,335
                                                                                                                   --------------
LEISURE & TOYS - 0.5%
Electronic Arts, Inc. (a)                                                                               38,740     $    2,169,053
                                                                                                                   --------------
MAJOR BANKS - 2.6%
Bank of New York Mellon Corp.                                                                           90,804     $    4,008,089
State Street Corp.                                                                                     118,370          8,068,099
                                                                                                                   --------------
                                                                                                                   $   12,076,188
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Cardinal Health, Inc.                                                                                   37,860     $    2,367,386
                                                                                                                   --------------
MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)(l)                                                                   142,520     $    4,359,687
C.R. Bard, Inc.                                                                                         18,700          1,649,153
DENTSPLY International, Inc.                                                                            45,380          1,889,623
Medtronic, Inc.                                                                                        203,460         11,477,179
ResMed, Inc. (a)(l)                                                                                     54,700          2,344,989
                                                                                                                   --------------
                                                                                                                   $   21,720,631
                                                                                                                   --------------
NETWORK & TELECOM - 3.8%
Cisco Systems, Inc. (a)                                                                                403,507     $   13,360,117
Juniper Networks, Inc. (a)                                                                              52,470          1,920,927
QUALCOMM, Inc.                                                                                          60,060          2,538,136
                                                                                                                   --------------
                                                                                                                   $   17,819,180
                                                                                                                   --------------
OIL SERVICES - 3.1%
Halliburton Co.                                                                                        124,170     $    4,768,128
Noble Corp.                                                                                             94,580          4,639,149
Schlumberger Ltd.                                                                                       22,730          2,386,650
Weatherford International Ltd. (a)                                                                      36,260          2,435,947
                                                                                                                   --------------
                                                                                                                   $   14,229,874
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                                   114,260     $    6,783,616
Commerce Bancorp, Inc.                                                                                  59,960          2,325,249
Moody's Corp. (l)                                                                                       47,310          2,384,424
UBS AG                                                                                                 130,397          7,015,170
                                                                                                                   --------------
                                                                                                                   $   18,508,459
                                                                                                                   --------------
PHARMACEUTICALS - 7.6%
Allergan, Inc.                                                                                          69,570     $    4,485,178
Bayer AG                                                                                                32,670          2,602,426
Johnson & Johnson                                                                                      128,810          8,462,817
Novartis AG, ADR                                                                                        62,760          3,449,290
Roche Holding AG                                                                                        52,220          9,473,738
Wyeth                                                                                                  145,960          6,502,518
                                                                                                                   --------------
                                                                                                                   $   34,975,967
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                           52,920     $    4,432,579
                                                                                                                   --------------
SPECIALTY STORES - 3.4%
CarMax, Inc. (a)                                                                                       142,160     $    2,890,113
Lowe's Cos., Inc. (l)                                                                                  121,520          3,404,990
Nordstrom, Inc.                                                                                         76,110          3,568,798
Staples, Inc.                                                                                          276,380          5,939,406
                                                                                                                   --------------
                                                                                                                   $   15,803,307
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A.B. de C.V., "L", ADR                                                                 117,560     $    7,523,840
                                                                                                                   --------------
TOBACCO - 0.5%
Altria Group, Inc.                                                                                      33,630     $    2,338,294
                                                                                                                   --------------
TRUCKING - 1.3%
FedEx Corp.                                                                                             25,040     $    2,622,940
United Parcel Service, Inc., "B"                                                                        44,120          3,313,411
                                                                                                                   --------------
                                                                                                                   $    5,936,351
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  458,969,451
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 4.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    20,159,946     $   20,159,946
                                                                                                                   --------------
   TOTAL INVESTMENTS                                                                                               $  479,129,397
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (3.6)%                                                                               (16,493,472)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  462,635,925
                                                                                                                   --------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST -  MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 442,333,201
                                                                  =============
Gross unrealized appreciation                                     $  48,980,876
Gross unrealized depreciation                                      (12,184,680)
                                                                  -------------
Net unrealized appreciation (depreciation)                        $ 36,796,196
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $23,048,740. These loans were collateralized by cash of $20,159,946 and U.S. Treasury obligations of $3,508,688.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        New Discovery Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - New Discovery Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.5%

AIRLINES - 0.5%
Allegiant Travel Co. (a)                                                                               53,300        $  1,616,056
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 0.3%
Castle Brands, Inc. (a)                                                                                89,800        $    395,120
Castle Brands, Inc. (a)(z)                                                                            126,100             556,101
                                                                                                                     ------------
                                                                                                                     $    951,221
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.0%
Quiksilver, Inc. (a)(l)                                                                               235,640        $  3,369,652
                                                                                                                     ------------

BIOTECHNOLOGY - 1.9%
Millipore Corp. (a)                                                                                    87,970        $  6,668,126
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 0.9%
HFF, Inc., "A" (a)                                                                                    171,610        $  2,037,011
Thomas Weisel Partners Group (a)                                                                       61,300             889,463
                                                                                                                     ------------
                                                                                                                     $  2,926,474
                                                                                                                     ------------
BUSINESS SERVICES - 6.5%
Bright Horizons Family Solutions, Inc. (a)(l)                                                          63,650        $  2,726,766
Corporate Executive Board Co. (l)                                                                     161,850          12,015,744
CoStar Group, Inc. (a)(l)                                                                              55,080           2,944,026
iGate Corp. (a)(l)                                                                                    224,750           1,926,108
Syntel, Inc. (l)                                                                                       67,860           2,821,619
                                                                                                                     ------------
                                                                                                                     $ 22,434,263
                                                                                                                     ------------
CHEMICALS - 0.8%
Nalco Holding Co.                                                                                      98,220        $  2,912,223
                                                                                                                     ------------

COMPUTER SOFTWARE - 3.4%
ACI Worldwide, Inc. (a)(l)                                                                            230,760        $  5,157,486
CommVault Systems, Inc. (a)                                                                           168,970           3,129,324
Guidance Software, Inc. (a)(l)                                                                        124,320           1,575,134
NAVTEQ Corp. (a)                                                                                       23,100           1,801,107
                                                                                                                     ------------
                                                                                                                     $ 11,663,051
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
PROS Holdings, Inc. (a)                                                                                81,400        $    982,498
                                                                                                                     ------------

CONSTRUCTION - 2.0%
Dayton Superior Corp. (a)(l)                                                                          165,240        $  1,369,840
M.D.C. Holdings, Inc. (l)                                                                             131,470           5,382,382
                                                                                                                     ------------
                                                                                                                     $  6,752,222
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.0%
Central Garden & Pet Co., "A" (a)(l)                                                                  564,070        $  5,065,349
New Oriental Education & Technology Group, Inc., ADR (a)                                               46,260           3,079,066
Physicians Formula Holdings, Inc. (a)                                                                 198,170           2,324,534
Strayer Education, Inc. (l)                                                                            18,330           3,090,988
                                                                                                                     ------------
                                                                                                                     $ 13,559,937
                                                                                                                     ------------
ELECTRONICS - 7.8%
ARM Holdings PLC                                                                                    2,074,660        $  6,535,004
ATMI, Inc. (a)                                                                                        220,570           6,561,958
Hittite Microwave Corp. (a)(l)                                                                        149,500           6,600,425
Intersil Corp., "A"                                                                                    84,900           2,838,207
MathStar, Inc. (a)                                                                                    223,330             250,130
PLX Technology, Inc. (a)(l)                                                                           135,940           1,468,152
Volterra Semiconductor Corp. (a)(l)                                                                   213,200           2,618,096
                                                                                                                     ------------
                                                                                                                     $ 26,871,972
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.4%
EXCO Resources, Inc. (a)(l)                                                                           189,940        $  3,141,608
Goodrich Petroleum Corp. (a)(l)                                                                       112,090           3,553,253
Kodiak Oil & Gas Corp. (a)(l)                                                                         511,840           1,689,072
                                                                                                                     ------------
                                                                                                                     $  8,383,933
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 3.1%
North American Energy Partners, Inc. (a)                                                              355,270        $  6,131,960
Quanta Services, Inc. (a)(l)                                                                          172,304           4,557,441
                                                                                                                     ------------
                                                                                                                     $ 10,689,401
                                                                                                                     ------------
FOOD & BEVERAGES - 0.9%
Diamond Foods, Inc.                                                                                   148,020        $  3,058,093
                                                                                                                     ------------

FOOD & DRUG STORES - 0.5%
Susser Holdings Corp. (a)                                                                              87,440        $  1,858,100
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.8%
Universal Forest Products, Inc. (l)                                                                    89,600        $  2,679,040
                                                                                                                     ------------

GAMING & LODGING - 1.5%
WMS Industries, Inc. (a)(l)                                                                           156,845        $  5,191,570
                                                                                                                     ------------

GENERAL MERCHANDISE - 2.5%
99 Cents Only Stores (a)(l)                                                                           271,780        $  2,791,181
Stage Stores, Inc.                                                                                    307,615           5,607,821
                                                                                                                     ------------
                                                                                                                     $  8,399,002
                                                                                                                     ------------
INTERNET - 1.6%
Limelight Networks, Inc. (a)                                                                          105,410        $    925,500
TechTarget, Inc. (a)                                                                                  248,910           4,206,579
Vocus, Inc. (a)                                                                                         8,700             254,388
                                                                                                                     ------------
                                                                                                                     $  5,386,467
                                                                                                                     ------------
LEISURE & TOYS - 2.5%
Take-Two Interactive Software, Inc. (a)(l)                                                            253,020        $  4,321,582
THQ, Inc. (a)                                                                                         163,559           4,085,704
                                                                                                                     ------------
                                                                                                                     $  8,407,286
                                                                                                                     ------------
MACHINERY & TOOLS - 2.5%
Polypore International, Inc. (a)                                                                      421,290        $  5,923,337
Ritchie Bros. Auctioneers, Inc.                                                                        42,940           2,795,394
                                                                                                                     ------------
                                                                                                                     $  8,718,731
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.3%
Animal Health International, Inc. (a)                                                                  62,800        $    698,964
Healthcare Services Group, Inc. (l)                                                                   196,275           3,978,494
IDEXX Laboratories, Inc. (a)                                                                           55,093           6,037,642
MWI Veterinary Supply, Inc. (a)(l)                                                                    201,280           7,598,320
                                                                                                                     ------------
                                                                                                                     $ 18,313,420
                                                                                                                     ------------
MEDICAL EQUIPMENT - 14.6%
ABIOMED, Inc. (a)(l)                                                                                  201,870        $  2,509,244
Advanced Medical Optics, Inc. (a)(l)                                                                  206,860           6,327,847
AngioDynamics, Inc. (a)                                                                               175,860           3,314,961
Aspect Medical Systems, Inc. (a)(l)                                                                   311,790           4,230,990
AtriCure, Inc. (a)(l)                                                                                 114,440           1,217,642
Conceptus, Inc. (a)(l)                                                                                290,630           5,516,157
Cooper Cos., Inc. (l)                                                                                  63,590           3,333,388
Cyberonics, Inc. (a)(l)                                                                               154,820           2,158,191
Dexcom, Inc. (a)(l)                                                                                   152,670           1,525,173
Haemonetics Corp. (a)                                                                                  46,500           2,298,030
Insulet Corp. (a)(l)                                                                                   99,860           2,171,955
Mindray Medical International Ltd., ADR                                                                40,850           1,754,508
NxStage Medical, Inc. (a)(l)                                                                          212,680           3,081,733
ResMed, Inc. (a)                                                                                      117,870           5,053,087
Thoratec Corp. (a)(l)                                                                                 269,820           5,582,576
                                                                                                                     ------------
                                                                                                                     $ 50,075,482
                                                                                                                     ------------
NETWORK & TELECOM - 3.5%
NICE Systems Ltd., ADR (a)                                                                            245,680        $  8,805,171
Polycom, Inc. (a)                                                                                      82,170           2,207,086
Sonus Networks, Inc. (a)                                                                              186,750           1,139,175
                                                                                                                     ------------
                                                                                                                     $ 12,151,432
                                                                                                                     ------------
OIL SERVICES - 2.2%
Dresser-Rand Group, Inc. (a)                                                                           40,840        $  1,744,276
Exterran Holdings, Inc. (a)                                                                            57,350           4,607,499
Natural Gas Services Group, Inc. (a)                                                                   72,350           1,245,144
                                                                                                                     ------------
                                                                                                                     $  7,596,919
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.6%
Commerce Bancorp, Inc. (l)                                                                            132,320        $  5,131,370
New York Community Bancorp, Inc. (l)                                                                  182,620           3,478,911
Signature Bank (a)(l)                                                                                 104,030           3,664,977
                                                                                                                     ------------
                                                                                                                     $ 12,275,258
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.6%
Mellanox Technologies Ltd. (a)                                                                        149,560        $  2,920,907
Nuance Communications, Inc. (a)(l)                                                                    301,765           5,827,082
                                                                                                                     ------------
                                                                                                                     $  8,747,989
                                                                                                                     ------------
PHARMACEUTICALS - 2.4%
Cadence Pharmaceuticals, Inc. (a)(l)                                                                   87,310        $  1,222,340
Medicis Pharmaceutical Corp., "A" (l)                                                                 126,330           3,854,328
Synta Pharmaceuticals Corp. (a)(l)                                                                     67,490             445,434
WuXi PharmaTech Cayman, Inc., ADR (a)                                                                  97,900           2,760,780
                                                                                                                     ------------
                                                                                                                     $  8,282,882
                                                                                                                     ------------
POLLUTION CONTROL - 0.1%
Team, Inc. (a)(l)                                                                                      18,500        $    506,530
                                                                                                                     ------------

RESTAURANTS - 7.1%
Einstein Noah Restaurant Group, Inc. (a)                                                              106,520        $  1,997,250
McCormick & Schmick's Seafood Restaurant, Inc. (a)                                                     88,900           1,673,987
Panera Bread Co. (a)(l)                                                                               189,710           7,740,168
Peet's Coffee & Tea, Inc. (a)(l)                                                                       71,410           1,993,053
Red Robin Gourmet Burgers, Inc. (a)(l)                                                                163,100           6,996,990
Texas Roadhouse, Inc., "A" (a)(l)                                                                     325,590           3,809,403
                                                                                                                     ------------
                                                                                                                     $ 24,210,851
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.3%
Metabolix, Inc. (a)(l)                                                                                 42,680        $  1,035,417
                                                                                                                     ------------

SPECIALTY STORES - 5.7%
A.C. Moore Arts & Crafts, Inc. (a)                                                                    146,640        $  2,311,046
CarMax, Inc. (a)                                                                                      144,400           2,935,652
Citi Trends, Inc. (a)(l)                                                                              305,620           6,650,291
Dick's Sporting Goods, Inc. (a)(l)                                                                     24,690           1,657,934
Monro Muffler Brake, Inc.                                                                              59,870           2,023,007
Urban Outfitters, Inc. (a)(l)                                                                         180,540           3,935,772
                                                                                                                     ------------
                                                                                                                     $ 19,513,702
                                                                                                                     ------------
TELEPHONE SERVICES - 2.5%
Global Crossing Ltd. (a)(l)                                                                           190,970        $  4,025,648
Level 3 Communications, Inc. (a)(l)                                                                   957,490           4,452,325
                                                                                                                     ------------
                                                                                                                     $  8,477,973
                                                                                                                     ------------
TRUCKING - 0.9%
Landstar System, Inc.                                                                                  74,890        $  3,143,133
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $337,810,306
                                                                                                                     ------------

                                                                                        FIRST
ISSUER                                                                STRIKE PRICE    EXERCISE    SHARES/PAR           VALUE ($)

WARRANTS - 0.0%

ALCOHOLIC BEVERAGES - 0.0%
Castle Brands, Inc. (a)(z)                                                $6.57        5/01/07         50,440        $     16,141
                                                                                                                     ------------

ISSUER                                                                                            SHARES/PAR           VALUE ($)

SHORT-TERM OBLIGATIONS - 0.7%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $  2,306,000        $  2,306,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 20.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                      68,580,718        $ 68,580,718
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $408,713,165
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (19.2)%                                                                              (65,839,307)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $342,873,858
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had two securities that were fair valued, aggregating $572,242 and 0.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                   ACQUISITION      ACQUISITION         CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                  DATE             COST         MARKET VALUE      NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Castle Brands, Inc.                                                  4/19/07          $681,977         $556,101
Castle Brands, Inc. (Warrants)                                       4/18/07            70,840           16,141
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $572,242           0.2%
                                                                                                       =======================

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - NEW DISCOVERY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $390,038,189
                                                                 ============
Gross unrealized appreciation                                    $ 46,704,904
Gross unrealized depreciation                                     (28,029,928)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 18,674,976
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Core Equity Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Core Equity Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.7%

AEROSPACE - 3.0%
Lockheed Martin Corp.                                                                                   21,330     $    2,314,091
Precision Castparts Corp.                                                                               12,850          1,901,542
United Technologies Corp.                                                                               49,940          4,019,170
                                                                                                                   --------------
                                                                                                                   $    8,234,803
                                                                                                                   --------------
AIRLINES - 0.3%
Southwest Airlines Co. (l)                                                                              54,130     $      801,123
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.7%
NIKE, Inc., "B"                                                                                         23,000     $    1,349,179
Quiksilver, Inc. (a)(l)                                                                                 38,050            544,114
                                                                                                                   --------------
                                                                                                                   $    1,893,293
                                                                                                                   --------------
BIOTECHNOLOGY - 2.0%
Amgen, Inc. (a)                                                                                         45,600     $    2,579,591
Celgene Corp. (a)(l)                                                                                    15,080          1,075,354
Genzyme Corp. (a)                                                                                       30,761          1,905,951
                                                                                                                   --------------
                                                                                                                   $    5,560,896
                                                                                                                   --------------
BROADCASTING - 2.0%
News Corp., "A"                                                                                        115,220     $    2,533,687
Viacom, Inc., "B" (a)(l)                                                                                43,590          1,698,702
Walt Disney Co.                                                                                         32,990          1,134,526
                                                                                                                   --------------
                                                                                                                   $    5,366,915
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 3.0%
Affiliated Managers Group, Inc. (a)(l)                                                                   9,600     $    1,224,096
Deutsche Boerse AG                                                                                      11,200          1,526,373
Evercore Partners, Inc. (l)                                                                             37,060            974,307
Goldman Sachs Group, Inc.                                                                                9,630          2,087,206
Legg Mason, Inc. (l)                                                                                    16,870          1,421,972
TD AMERITRADE Holding Corp. (a)(l)                                                                      54,680            996,270
                                                                                                                   --------------
                                                                                                                   $    8,230,224
                                                                                                                   --------------
BUSINESS SERVICES - 1.4%
Corporate Executive Board Co. (l)                                                                       17,240     $    1,279,898
Fidelity National Information Services, Inc.                                                            20,250            898,493
Global Payments, Inc.                                                                                   17,300            765,006
Satyam Computer Services Ltd., ADR (l)                                                                  33,550            868,610
                                                                                                                   --------------
                                                                                                                   $    3,812,007
                                                                                                                   --------------
CABLE TV - 0.8%
Cablevision Systems Corp., "A" (a)                                                                      25,600     $      894,464
Comcast Corp., "Special A" (a)                                                                          48,460          1,161,102
                                                                                                                   --------------
                                                                                                                   $    2,055,566
                                                                                                                   --------------
CHEMICALS - 1.2%
3M Co.                                                                                                  11,810     $    1,105,180
PPG Industries, Inc. (l)                                                                                27,180          2,053,449
                                                                                                                   --------------
                                                                                                                   $    3,158,629
                                                                                                                   --------------
COMPUTER SOFTWARE - 3.8%
ACI Worldwide, Inc. (a)(l)                                                                              33,090     $      739,562
Adobe Systems, Inc. (a)                                                                                 45,134          1,970,550
CommVault Systems, Inc. (a)(l)                                                                          53,280            986,746
MSC.Software Corp. (a)                                                                                 266,961          3,636,009
Oracle Corp. (a)                                                                                        93,746          2,029,601
VeriSign, Inc. (a)                                                                                      25,382            856,389
                                                                                                                   --------------
                                                                                                                   $   10,218,857
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 3.8%
Cray, Inc. (a)(l)                                                                                      200,270     $    1,441,944
EMC Corp. (a)                                                                                          139,050          2,892,240
International Business Machines Corp.                                                                   28,130          3,313,714
Network Appliance, Inc. (a)                                                                             99,596          2,680,128
                                                                                                                   --------------
                                                                                                                   $   10,328,026
                                                                                                                   --------------
CONSTRUCTION - 0.6%
D.R. Horton, Inc. (l)                                                                                   30,100     $      385,581
Masco Corp.                                                                                             52,490          1,216,193
                                                                                                                   --------------
                                                                                                                   $    1,601,774
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 2.9%
Apollo Group, Inc., "A" (a)                                                                             38,400     $    2,309,760
Colgate-Palmolive Co.                                                                                   29,780          2,123,910
Procter & Gamble Co.                                                                                    48,540          3,414,304
                                                                                                                   --------------
                                                                                                                   $    7,847,974
                                                                                                                   --------------
CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)                                                                                31,610     $    1,310,235
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 4.0%
Danaher Corp.                                                                                           87,030     $    7,198,251
Rockwell Automation, Inc.                                                                               43,270          3,007,698
WESCO International, Inc. (a)(l)                                                                        13,640            585,702
                                                                                                                   --------------
                                                                                                                   $   10,791,651
                                                                                                                   --------------
ELECTRONICS - 3.8%
Applied Materials, Inc.                                                                                 84,990     $    1,759,293
Hittite Microwave Corp. (a)(l)                                                                          26,990          1,191,609
Intel Corp.                                                                                            133,410          3,449,983
Marvell Technology Group Ltd. (a)                                                                       69,030          1,130,021
National Semiconductor Corp.                                                                            19,780            536,434
SanDisk Corp. (a)(l)                                                                                    27,560          1,518,556
Solectron Corp. (a)                                                                                    216,450            844,155
                                                                                                                   --------------
                                                                                                                   $   10,430,051
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.9%
Apache Corp.                                                                                            19,880     $    1,790,393
CONSOL Energy, Inc.                                                                                     12,670            590,422
                                                                                                                   --------------
                                                                                                                   $    2,380,815
                                                                                                                   --------------
ENERGY - INTEGRATED - 6.4%
Chevron Corp.                                                                                            7,100     $      664,418
Exxon Mobil Corp.                                                                                      117,156         10,843,959
Hess Corp.                                                                                              42,380          2,819,541
Marathon Oil Corp.                                                                                      52,900          3,016,358
                                                                                                                   --------------
                                                                                                                   $   17,344,276
                                                                                                                   --------------
ENGINEERING - CONSTRUCTION - 0.4%
North American Energy Partners, Inc. (a)                                                                62,450     $    1,077,887
                                                                                                                   --------------

FOOD & BEVERAGES - 3.3%
Diamond Foods, Inc. (l)                                                                                 32,530     $      672,070
General Mills, Inc.                                                                                     37,410          2,170,154
Hain Celestial Group, Inc. (a)(l)                                                                       36,690          1,178,850
Kellogg Co.                                                                                             19,190          1,074,640
PepsiCo, Inc.                                                                                           53,147          3,893,549
                                                                                                                   --------------
                                                                                                                   $    8,989,263
                                                                                                                   --------------
FOOD & DRUG STORES - 1.0%
CVS Caremark Corp.                                                                                      47,170     $    1,869,347
SUPERVALU, Inc.                                                                                         20,820            812,188
                                                                                                                   --------------
                                                                                                                   $    2,681,535
                                                                                                                   --------------
GAMING & LODGING - 1.1%
International Game Technology                                                                           18,240     $      786,144
Marriott Inernational, Inc., "A"                                                                        17,980            781,591
Penn National Gaming, Inc. (a)                                                                          11,060            652,761
Royal Caribbean Cruises Ltd. (l)                                                                        19,200            749,376
                                                                                                                   --------------
                                                                                                                   $    2,969,872
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.0%
99 Cents Only Stores (a)(l)                                                                             54,660     $      561,358
Macy's, Inc.                                                                                            42,120          1,361,318
Stage Stores, Inc.                                                                                      39,350            717,351
                                                                                                                   --------------
                                                                                                                   $    2,640,027
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
UnitedHealth Group, Inc.                                                                                31,230     $    1,512,469
WellPoint, Inc. (a)                                                                                     18,450          1,456,074
                                                                                                                   --------------
                                                                                                                   $    2,968,543
                                                                                                                   --------------
INSURANCE - 4.9%
Aflac, Inc.                                                                                             22,970     $    1,310,209
Allied World Assurance Co. Holdings Ltd.                                                                34,610          1,796,605
Chubb Corp.                                                                                             52,450          2,813,418
Genworth Financial, Inc., "A"                                                                           30,860            948,328
Hartford Financial Services Group, Inc.                                                                 42,950          3,975,023
MetLife, Inc.                                                                                           24,400          1,701,412
MGIC Investment Corp. (l)                                                                               22,050            712,436
                                                                                                                   --------------
                                                                                                                   $   13,257,431
                                                                                                                   --------------
INTERNET - 1.5%
Google, Inc., "A" (a)                                                                                    7,050     $    3,999,254
                                                                                                                   --------------
LEISURE & TOYS - 0.8%
Ubisoft Entertainment S.A. (a)                                                                          30,456     $    2,081,842
                                                                                                                   --------------
MACHINERY & TOOLS - 1.4%
Bucyrus International, Inc.                                                                             10,220     $      745,345
Eaton Corp.                                                                                             21,280          2,107,571
Timken Co.                                                                                              29,630          1,100,755
                                                                                                                   --------------
                                                                                                                   $    3,953,671
                                                                                                                   --------------
MAJOR BANKS - 5.1%
Bank of America Corp.                                                                                   87,866     $    4,417,024
Bank of New York Mellon Corp.                                                                           61,655          2,721,452
JPMorgan Chase & Co.                                                                                    80,370          3,682,553
State Street Corp.                                                                                      44,400          3,026,304
                                                                                                                   --------------
                                                                                                                   $   13,847,333
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
MWI Veterinary Supply, Inc. (a)(l)                                                                      36,590     $    1,381,273
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.6%
Advanced Medical Optics, Inc. (a)(l)                                                                    46,200     $    1,413,258
Aspect Medical Systems, Inc. (a)(l)                                                                     87,330          1,185,068
Boston Scientific Corp. (a)                                                                            102,040          1,423,458
Cyberonics, Inc. (a)(l)                                                                                 38,240            533,066
NxStage Medical, Inc. (a)(l)                                                                            48,960            709,430
St. Jude Medical, Inc. (a)                                                                              23,870          1,051,951
Thoratec Corp. (a)(l)                                                                                   30,430            629,597
                                                                                                                   --------------
                                                                                                                   $    6,945,828
                                                                                                                   --------------
METALS & MINING - 1.5%
BHP Billiton PLC                                                                                       112,590     $    4,030,102
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 1.0%
Questar Corp.                                                                                           27,140     $    1,425,664
Sempra Energy                                                                                           24,350          1,415,222
                                                                                                                   --------------
                                                                                                                   $    2,840,886
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.8%
Williams Cos., Inc.                                                                                     65,330     $    2,225,140
                                                                                                                   --------------
NETWORK & TELECOM - 2.4%
Cisco Systems, Inc. (a)                                                                                 71,230     $    2,358,425
Motorola, Inc.                                                                                          45,800            848,674
NICE Systems Ltd., ADR (a)                                                                              36,080          1,293,107
Nortel Networks Corp. (a)                                                                               46,998            798,026
Sonus Networks, Inc. (a)                                                                               180,600          1,101,660
                                                                                                                   --------------
                                                                                                                   $    6,399,892
                                                                                                                   --------------
OIL SERVICES - 2.6%
Dresser-Rand Group, Inc. (a)                                                                            16,780     $      716,674
Exterran Holdings, Inc. (a)(l)                                                                           7,840            629,866
Halliburton Co.                                                                                         85,380          3,278,592
National Oilwell Varco, Inc. (a)                                                                         6,710            969,595
Noble Corp.                                                                                             31,120          1,526,436
                                                                                                                   --------------
                                                                                                                   $    7,121,163
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.6%
American Express Co.                                                                                    60,990     $    3,620,976
Commerce Bancorp, Inc. (l)                                                                              32,690          1,267,718
Countrywide Financial Corp. (l)                                                                        107,440          2,042,434
Euro Dekania Ltd., IEU (a)(z)                                                                          100,530          1,355,710
Fannie Mae                                                                                              46,700          2,839,827
Fremont General Corp. (l)                                                                               53,710            209,469
Oaktree Capital Management LLC (a)(z)                                                                   31,600          1,161,300
                                                                                                                   --------------
                                                                                                                   $   12,497,434
                                                                                                                   --------------
PHARMACEUTICALS - 4.8%
Abbott Laboratories                                                                                     70,580     $    3,784,500
Bristol-Myers Squibb Co.                                                                                50,640          1,459,445
Medicis Pharmaceutical Corp., "A" (l)                                                                   30,640            934,826
Merck & Co., Inc.                                                                                      108,090          5,587,172
Wyeth                                                                                                   31,671          1,410,943
                                                                                                                   --------------
                                                                                                                   $   13,176,886
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                      12,370     $    1,004,073
                                                                                                                   --------------
REAL ESTATE - 1.8%
BRE Properties, Inc., REIT (l)                                                                          28,380     $    1,587,293
Mack-Cali Realty Corp., REIT T                                                                          47,050          1,933,755
Maguire Properties, Inc., REIT                                                                          55,140          1,424,266
                                                                                                                   --------------
                                                                                                                   $    4,945,314
                                                                                                                   --------------
RESTAURANTS - 0.9%
Panera Bread Co. (a)(l)                                                                                 16,460     $      671,568
Red Robin Gourmet Burgers, Inc. (a)(l)                                                                  31,420          1,347,918
Texas Roadhouse, Inc., "A" (a)(l)                                                                       38,470            450,099
                                                                                                                   --------------
                                                                                                                   $    2,469,585
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.0%
Air Products & Chemicals, Inc. (l)                                                                      13,120     $    1,282,611
Praxair, Inc. (l)                                                                                       16,580          1,388,741
                                                                                                                   --------------
                                                                                                                   $    2,671,352
                                                                                                                   --------------
SPECIALTY STORES - 3.2%
CarMax, Inc. (a)                                                                                        33,490     $      680,852
Dick's Sporting Goods, Inc. (a)(l)                                                                      12,380            831,317
Ethan Allen Interiors, Inc. (l)                                                                         32,390          1,058,829
GameStop Corp., "A" (a)                                                                                 16,050            904,418
Lowe's Cos., Inc.                                                                                       71,270          1,996,985
Nordstrom, Inc. (l)                                                                                     24,720          1,159,121
Staples, Inc.                                                                                           40,330            866,692
Urban Outfitters, Inc. (a)(l)                                                                           51,000          1,111,800
                                                                                                                   --------------
                                                                                                                   $    8,610,014
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Rogers Communications, Inc., "B"                                                                        23,580     $    1,074,472
                                                                                                                   --------------
TELEPHONE SERVICES - 3.1%
AT&T, Inc.                                                                                             127,420     $    5,391,140
Embarq Corp. (l)                                                                                        12,780            710,568
Qwest Communications International, Inc. (a)(l)                                                        138,370          1,267,469
TELUS Corp. (non-voting shares)                                                                         20,110          1,133,300
                                                                                                                   --------------
                                                                                                                   $    8,502,477
                                                                                                                   --------------
TOBACCO - 1.4%
Altria Group, Inc.                                                                                      56,500     $    3,928,445
                                                                                                                   --------------
TRUCKING - 0.9%
FedEx Corp.                                                                                             19,210     $    2,012,248
Landstar System, Inc.                                                                                   12,440            522,107
                                                                                                                   --------------
                                                                                                                   $    2,534,355
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 3.1%
American Electric Power Co., Inc.                                                                       35,810     $    1,650,125
DPL, Inc. (l)                                                                                           55,310          1,452,441
Entergy Corp.                                                                                           15,550          1,683,910
NRG Energy, Inc. (a)                                                                                    40,540          1,714,437
Public Service Enterprise Group, Inc.                                                                   21,430          1,885,626
                                                                                                                   --------------
                                                                                                                   $    8,386,539
                                                                                                                   --------------
   TOTAL COMMON STOCKS                                                                                             $  270,579,003
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 0.2%
Merrill Lynch, 5.10%, dated 9/28/07, due 10/01/07, total to be received $451,192
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                        $       451,000     $      451,000
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 14.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    39,473,538     $   39,473,538
                                                                                                                   --------------
   TOTAL INVESTMENTS (k)                                                                                           $  310,503,541
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (14.4)%                                                                              (39,167,027)
                                                                                                                   --------------
   NET ASSETS - 100.0%                                                                                             $  271,336,514
                                                                                                                   --------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had two securities that were fair valued, aggregating $2,517,010 and 0.81% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                ACQUISITION                   ACQUISITION           CURRENT            TOTAL % OF
RESTRICTED SECURITIES                              DATE                          COST             MARKET VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU                         3/08/07-6/25/07                $1,412,164           $1,355,710
Oaktree Capital Management LLC                 5/21/07-6/25/07                 1,386,074            1,161,300
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $2,517,010            0.9%
                                                                                                   =========================


The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
IEU          International Equity Unit
REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CORE EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $294,681,372
                                                                ============
Gross unrealized appreciation                                   $ 25,163,648
Gross unrealized depreciation                                     (9,341,479)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 15,822,169
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $39,303,530. These loans were collateralized by cash of $39,473,538 and U.S. Treasury obligations of $818,769.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Research International Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Research International Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.2%

AEROSPACE - 0.7%
Finmeccanica S.p.A.                                                                                    80,100        $  2,335,286
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 1.7%
Heineken N.V.                                                                                          61,240        $  4,021,805
Pernod Ricard S.A. (l)                                                                                  7,192           1,570,600
                                                                                                                     ------------
                                                                                                                     $  5,592,405
                                                                                                                     ------------
APPAREL MANUFACTURERS - 3.9%
Adidas AG                                                                                              79,740        $  5,234,479
Billabong International Ltd.                                                                           87,083           1,159,181
Li & Fung Ltd.                                                                                        397,600           1,688,410
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              36,850           4,420,974
                                                                                                                     ------------
                                                                                                                     $ 12,503,044
                                                                                                                     ------------
AUTOMOTIVE - 3.8%
Bayerische Motoren Werke AG (l)                                                                        67,290        $  4,343,267
Bridgestone Corp.                                                                                     220,800           4,888,064
Compagnie Generale des Etablissements Michelin                                                         23,600           3,175,199
                                                                                                                     ------------
                                                                                                                     $ 12,406,530
                                                                                                                     ------------
BIOTECHNOLOGY - 0.5%
Actelion Ltd. (a)                                                                                      27,077        $  1,500,917
                                                                                                                     ------------

BROADCASTING - 2.4%
Antena 3 de Television S.A. (l)                                                                        64,604        $  1,192,980
Grupo Televisa S.A., ADR                                                                               49,280           1,191,098
WPP Group PLC                                                                                         395,580           5,356,369
                                                                                                                     ------------
                                                                                                                     $  7,740,447
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.1%
EFG International                                                                                      46,330        $  2,181,922
Nomura Holdings, Inc. (l)                                                                             272,100           4,567,609
                                                                                                                     ------------
                                                                                                                     $  6,749,531
                                                                                                                     ------------
BUSINESS SERVICES - 2.1%
Bunzl PLC                                                                                             107,900        $  1,545,994
Intertek Group PLC                                                                                     95,860           1,856,802
Mitsubishi Corp. (l)                                                                                   65,800           2,087,523
Mitsui & Co. Ltd. (l)                                                                                  47,000           1,142,895
                                                                                                                     ------------
                                                                                                                     $  6,633,214
                                                                                                                     ------------
CHEMICALS - 1.5%
Makhteshim-Agan Industries Ltd. (a)                                                                   228,040        $  2,040,898
Syngenta AG                                                                                            13,552           2,923,300
                                                                                                                     ------------
                                                                                                                     $  4,964,198
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.2%
SAP AG                                                                                                 65,200        $  3,819,444
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 0.2%
HCL Technologies Ltd.                                                                                  88,800        $    669,775
                                                                                                                     ------------

CONGLOMERATES - 2.0%
Siemens AG                                                                                             40,060        $  5,512,105
Smiths Group PLC                                                                                       47,220           1,032,481
                                                                                                                     ------------
                                                                                                                     $  6,544,586
                                                                                                                     ------------
CONSTRUCTION - 1.8%
CRH PLC                                                                                                50,510        $  2,007,437
Geberit AG                                                                                             21,422           2,803,859
Siam Cement Public Co. Ltd.                                                                           116,300             882,217
                                                                                                                     ------------
                                                                                                                     $  5,693,513
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp. (l)                                                                                         106,000        $  3,168,867
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            213,120             970,770
Reckitt Benckiser PLC                                                                                  52,610           3,090,515
                                                                                                                     ------------
                                                                                                                     $  7,230,152
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.4%
LS Industrial Systems Co. Ltd.                                                                         14,280        $  1,018,941
OMRON Corp.                                                                                           105,400           2,792,661
Schneider Electric S.A. (l)                                                                            31,094           3,931,422
                                                                                                                     ------------
                                                                                                                     $  7,743,024
                                                                                                                     ------------
ELECTRONICS - 5.2%
ARM Holdings PLC                                                                                      824,700        $  2,597,735
Funai Electric Co. Ltd. (l)                                                                            19,400             845,426
Konica Minolta Holdings, Inc.                                                                         101,000           1,713,923
Nippon Electric Glass Co. Ltd.                                                                        112,000           1,805,901
Royal Philips Electronics N.V.                                                                         72,030           3,253,318
Samsung Electronics Co. Ltd.                                                                            5,925           3,722,750
Taiwan Semiconductor Manufacturing Co. Ltd.                                                           659,000           1,284,278
Venture Corp. Ltd.                                                                                    149,000           1,654,274
                                                                                                                     ------------
                                                                                                                     $ 16,877,605
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.3%
INPEX Holdings, Inc.                                                                                      181        $  1,861,507
OMV AG                                                                                                 15,100           1,009,115
PTT Public Co. Ltd.                                                                                   140,300           1,375,370
                                                                                                                     ------------
                                                                                                                     $  4,245,992
                                                                                                                     ------------
ENERGY - INTEGRATED - 7.4%
OAO Gazprom, ADR (l)                                                                                   47,090        $  2,076,669
Petroleo Brasileiro S.A., ADR                                                                          24,090           1,818,795
Royal Dutch Shell PLC, "A"                                                                            201,630           8,318,389
Statoil A.S.A. (l)                                                                                    110,550           3,768,016
TOTAL S.A. (l)                                                                                         97,120           7,902,696
                                                                                                                     ------------
                                                                                                                     $ 23,884,565
                                                                                                                     ------------
FOOD & BEVERAGES - 2.7%
Nestle S.A.                                                                                            17,822        $  8,010,404
Nong Shim Co. Ltd.                                                                                      2,778             684,521
                                                                                                                     ------------
                                                                                                                     $  8,694,925
                                                                                                                     ------------
INSURANCE - 2.8%
AXA                                                                                                   131,650        $  5,895,399
Suncorp-Metway Ltd.                                                                                   175,453           3,164,922
                                                                                                                     ------------
                                                                                                                     $  9,060,321
                                                                                                                     ------------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                                                         106,900        $    685,256
                                                                                                                     ------------

MACHINERY & TOOLS - 2.0%
Bucyrus International, Inc. (l)                                                                        60,500        $  4,412,265
KOMATSU Ltd. (l)                                                                                       62,000           2,085,850
                                                                                                                     ------------
                                                                                                                     $  6,498,115
                                                                                                                     ------------
MAJOR BANKS - 13.5%
Barclays PLC                                                                                          336,480        $  4,098,446
BNP Paribas (l)                                                                                        38,709           4,239,095
BOC Hong Kong Holdings Ltd.                                                                         1,354,000           3,432,436
Credit Agricole S.A. (l)                                                                              149,958           5,788,637
Deutsche Postbank AG                                                                                   28,430           2,089,003
Erste Bank der Oesterreichischen Sparkassen AG                                                         36,846           2,810,460
Royal Bank of Scotland Group PLC                                                                      442,100           4,747,424
Standard Bank Group Ltd.                                                                              107,380           1,554,248
Standard Chartered PLC                                                                                110,297           3,609,623
Sumitomo Mitsui Financial Group, Inc.                                                                     454           3,541,465
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                       21,090           2,774,390
UniCredito Italiano S.p.A.                                                                            552,350           4,729,388
                                                                                                                     ------------
                                                                                                                     $ 43,414,615
                                                                                                                     ------------
METALS & MINING - 4.8%
BHP Billiton PLC                                                                                      270,030        $  9,665,587
Steel Authority of India Ltd.                                                                       1,093,763           5,686,003
                                                                                                                     ------------
                                                                                                                     $ 15,351,590
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.8%
Gaz de France (l)                                                                                      28,020        $  1,457,088
Tokyo Gas Co. Ltd. (l)                                                                                272,000           1,268,314
                                                                                                                     ------------
                                                                                                                     $  2,725,402
                                                                                                                     ------------
OIL SERVICES - 0.5%
Saipem S.p.A.                                                                                          41,660        $  1,778,772
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
Aeon Credit Service Co. Ltd.                                                                          118,900        $  1,279,832
Anglo Irish Bank Corp. PLC                                                                             78,500           1,456,305
Bank of Cyprus Public Co. Ltd.                                                                         74,930           1,323,780
CSU Cardsystem S.A. (a)                                                                                98,570             426,975
Hana Financial Group, Inc.                                                                             43,220           2,037,855
HSBC Holdings PLC                                                                                     321,325           5,944,718
Macquarie Bank Ltd. (l)                                                                                39,179           2,938,340
UBS AG                                                                                                121,500           6,536,525
Unione di Banche Italiane Scpa                                                                        126,434           3,401,062
                                                                                                                     ------------
                                                                                                                     $ 25,345,392
                                                                                                                     ------------
PHARMACEUTICALS - 6.2%
Astellas Pharma, Inc. (l)                                                                              48,600        $  2,333,952
Bayer AG                                                                                               41,640           3,316,958
GlaxoSmithKline PLC                                                                                   122,550           3,251,109
Novartis AG                                                                                           104,330           5,760,745
Roche Holding AG                                                                                       28,940           5,250,287
                                                                                                                     ------------
                                                                                                                     $ 19,913,051
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 0.5%
Paladin Resources Ltd. (a)(l)                                                                         244,605        $  1,682,335
                                                                                                                     ------------

RAILROAD & SHIPPING - 1.0%
East Japan Railway Co.                                                                                    405        $  3,198,065
                                                                                                                     ------------

REAL ESTATE - 0.4%
Hypo Real Estate Holding AG (l)                                                                        24,700        $  1,405,696
                                                                                                                     ------------

SPECIALTY CHEMICALS - 2.2%
Linde AG                                                                                               57,560        $  7,153,663
                                                                                                                     ------------

SPECIALTY STORES - 1.6%
Fast Retailing Co. Ltd. (l)                                                                            46,400        $  2,681,239
NEXT PLC                                                                                               62,260           2,501,087
                                                                                                                     ------------
                                                                                                                     $  5,182,326
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 3.3%
America Movil S.A.B. de C.V., "L", ADR                                                                 25,400        $  1,625,600
Philippine Long Distance Telephone Co.                                                                 20,540           1,326,779
Rogers Communications, Inc., "B"                                                                       21,920             998,830
Vodafone Group PLC                                                                                  1,820,270           6,571,412
                                                                                                                     ------------
                                                                                                                     $ 10,522,621
                                                                                                                     ------------
TELEPHONE SERVICES - 2.7%
Telefonica S.A.                                                                                       191,040        $  5,351,604
Telenor A.S.A.                                                                                         99,360           1,990,499
TELUS Corp.                                                                                            23,180           1,341,300
                                                                                                                     ------------
                                                                                                                     $  8,683,403
                                                                                                                     ------------
TRUCKING - 0.5%
TNT N.V.                                                                                               35,200        $  1,476,826
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 3.2%
E.ON AG                                                                                                45,500        $  8,418,928
SUEZ S.A. (l)                                                                                          29,831           1,758,155
                                                                                                                     ------------
                                                                                                                     $ 10,177,083
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $320,083,685
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.1%
Abbey National North America LLC, 5.2%, due 10/01/07 (y)                                         $    199,000        $    199,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 14.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   47,682,024        $ 47,682,024
                                                                                                                     ------------
  TOTAL INVESTMENTS (k)                                                                                              $367,964,709
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (14.1)%                                                                              (45,466,151)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $322,498,558
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of September 30, 2007, the series had one security that was fair valued, aggregating $2,040,898 and 0.55% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt
IPS          International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $311,560,167
                                                                 ============
Gross unrealized appreciation                                    $ 63,180,238
Gross unrealized depreciation                                      (6,775,696)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 56,404,542
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30,2007, are as follows:

----------------------------------
United Kingdom               19.9%
----------------------------------
Germany                      12.8%
----------------------------------
Japan                        12.8%
----------------------------------
France                       12.4%
----------------------------------
Switzerland                  10.8%
----------------------------------
Italy                         3.8%
----------------------------------
Australia                     2.8%
----------------------------------
Netherlands                   2.7%
----------------------------------
South Korea                   2.3%
----------------------------------
Other Countries              19.7%
----------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Technology Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Technology Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 96.4%

BROADCASTING - 1.5%
XM Satellite Radio Holdings, Inc., "A" (a)                                                             24,506        $    347,249
                                                                                                                     ------------

BUSINESS SERVICES - 2.8%
Amdocs Ltd. (a)                                                                                         9,320        $    346,611
Satyam Computer Services Ltd., ADR                                                                     11,500             297,735
                                                                                                                     ------------
                                                                                                                     $    644,346
                                                                                                                     ------------
CABLE TV - 1.0%
EchoStar Communications Corp., "A" (a)                                                                  4,900        $    229,369
                                                                                                                     ------------

COMPUTER SOFTWARE - 23.1%
Adobe Systems, Inc. (a)(l)                                                                             13,360        $    583,298
Business Objects S.A., ADR (a)                                                                          9,134             409,843
Cognos, Inc. (a)(l)                                                                                     9,200             382,076
MicroStrategy, Inc., "A" (a)                                                                            6,300             499,842
MSC.Software Corp. (a)(l)                                                                              81,683           1,112,522
Oracle Corp. (a)                                                                                       28,670             620,706
Salesforce.com, Inc. (a)(l)                                                                            17,404             893,173
VeriSign, Inc. (a)                                                                                     23,269             785,096
                                                                                                                     ------------
                                                                                                                     $  5,286,556
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 16.1%
Cray, Inc. (a)(l)                                                                                      60,054        $    432,389
EMC Corp. (a)(l)                                                                                       51,926           1,080,061
International Business Machines Corp. (l)                                                               9,280           1,093,184
Network Appliance, Inc. (a)(l)                                                                         23,525             633,058
Salary.com, Inc. (a)                                                                                   36,660             429,289
                                                                                                                     ------------
                                                                                                                     $  3,667,981
                                                                                                                     ------------
ELECTRONICS - 26.0%
Flextronics International Ltd. (a)(l)                                                                  68,350        $    764,153
Intel Corp.                                                                                            64,568           1,669,728
Marvell Technology Group Ltd. (a)                                                                      26,198             428,861
National Semiconductor Corp. (l)                                                                       27,050             733,596
Samsung Electronics Co. Ltd., GDR                                                                       1,918             601,773
SanDisk Corp. (a)(l)                                                                                    7,790             429,229
Solectron Corp. (a)                                                                                   197,130             768,807
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                       52,615             532,464
                                                                                                                     ------------
                                                                                                                     $  5,928,611
                                                                                                                     ------------
INTERNET - 7.4%
Google, Inc., "A" (a)(l)                                                                                1,490        $    845,232
NHN Corp. (a)                                                                                           1,202             278,188
Tencent Holdings Ltd.                                                                                  87,000             562,005
                                                                                                                     ------------
                                                                                                                     $  1,685,425
                                                                                                                     ------------
LEISURE & TOYS - 5.9%
Electronic Arts, Inc. (a)(l)                                                                            9,100        $    509,509
Take-Two Interactive Software, Inc. (a)(l)                                                             12,600             215,208
THQ, Inc. (a)(l)                                                                                       10,300             257,294
Ubisoft Entertainment S.A. (a)                                                                          5,232             357,637
                                                                                                                     ------------
                                                                                                                     $  1,339,648
                                                                                                                     ------------
NETWORK & TELECOM - 7.5%
Motorola, Inc.                                                                                         21,030        $    389,686
QLogic Corp. (a)(l)                                                                                    17,400             234,030
Research In Motion Ltd. (a)                                                                             5,638             555,625
Sonus Networks, Inc. (a)                                                                               86,750             529,175
                                                                                                                     ------------
                                                                                                                     $  1,708,516
                                                                                                                     ------------
SPECIALTY STORES - 1.3%
GameStop Corp., "A" (a)(l)                                                                              5,400        $    304,290
                                                                                                                     ------------

TELEPHONE SERVICES - 3.8%
AT&T, Inc.                                                                                             10,600        $    448,486
Qwest Communications International, Inc. (a)(l)                                                        46,670             427,497
                                                                                                                     ------------
                                                                                                                     $    875,983
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $ 22,017,974
                                                                                                                     ------------

                                                                                                     PAR
                                                                                                AMOUNT/NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                                                                   OF CONTRACTS            VALUE

CALL OPTIONS PURCHASED - 0.5%
Yahoo!, Inc. - April 2008 @ $25 (a)                                                              $     25,500        $    107,100
                                                                                                                     ------------

ISSUER                                                                                            SHARES/PAR           VALUE ($)
PUT OPTIONS PURCHASED - 1.0%
Baidu.com, Inc. - December 2007 @ $220 (a)                                                       $      1,900        $     13,300
Equinix Inc. - March 2008 @ $100 (a)                                                                    3,400              54,400
Nvidia Corp. - March 2008 @ $40 (a)                                                                     7,100              66,740
Sap Aktiengesellschaft - March 2008 @ $60                                                              21,800              98,100
                                                                                                                     ------------
  TOTAL PUT OPTIONS PURCHASED - 1.0%                                                                                      232,540
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 3.0%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $    696,000        $    696,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 21.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    5,004,292        $  5,004,292
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $ 28,057,906
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (22.8)%                                                                               (5,216,429)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 22,841,477
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt
GDR          Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TECHNOLOGY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $27,290,532
                                                                 ===========
Gross unrealized appreciation                                    $ 1,782,726
Gross unrealized depreciation                                     (1,015,352)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $   767,374
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At September 30, 2007, the value of securities loaned was $5,149,043. These loans were collateralized by cash of $5,004,292 and U.S. Treasury obligations of $273,676.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS
                        SEPTEMBER 30, 2007



                        Strategic Value Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Strategic Value Series

ISSUER                                                                                             SHARES/PAR        VALUE ($)

COMMON STOCKS - 97.3%

AEROSPACE - 1.0%
Honeywell International, Inc.                                                                            1,420     $       84,442
                                                                                                                   --------------

AUTOMOTIVE - 1.7%
Bayerische Motoren Werke AG                                                                              2,220     $      143,291
                                                                                                                   --------------

BIOTECHNOLOGY - 4.3%
Amgen, Inc. (a)                                                                                          6,230     $      352,431
                                                                                                                   --------------

BROADCASTING - 4.7%
CBS Corp., "B"                                                                                           4,635     $      146,003
E.W. Scripps Co., "A"                                                                                    3,610            151,620
Viacom, Inc., "B" (a)                                                                                    2,350             91,580
                                                                                                                   --------------
                                                                                                                   $      389,203
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.7%
Bear Stearns Cos., Inc.                                                                                    900     $      110,529
E*TRADE Financial Corp. (a)                                                                              5,100             66,606
Nomura Holdings, Inc.                                                                                    2,600             43,645
                                                                                                                   --------------
                                                                                                                   $      220,780
                                                                                                                   --------------
COMPUTER SOFTWARE - 2.8%
Compuware Corp. (a)                                                                                     20,910     $      167,698
Oracle Corp. (a)                                                                                         3,080             66,682
                                                                                                                   --------------
                                                                                                                   $      234,380
                                                                                                                   --------------
CONSTRUCTION - 4.1%
D.R. Horton, Inc.                                                                                        8,670     $      111,063
Masco Corp.                                                                                              9,440            218,725
Toll Brothers, Inc. (a)                                                                                    310              6,197
                                                                                                                   --------------
                                                                                                                   $      335,985
                                                                                                                   --------------
CONTAINERS - 1.5%
Owens-Illinois, Inc. (a)                                                                                 3,000     $      124,350
                                                                                                                   --------------

ELECTRICAL EQUIPMENT - 2.3%
Tyco Electronics Ltd.                                                                                    2,417     $       85,634
Tyco International Ltd. (a)                                                                              2,417            107,170
                                                                                                                   --------------
                                                                                                                   $      192,804
                                                                                                                   --------------
ENERGY - INDEPENDENT - 7.6%
Anadarko Petroleum Corp.                                                                                 6,430     $      345,613
Devon Energy Corp.                                                                                       3,350            278,720
                                                                                                                   --------------
                                                                                                                   $      624,333
                                                                                                                   --------------
FOOD & DRUG STORES - 1.1%
Sally Beauty Holdings, Inc. (a)                                                                         10,310     $       87,120
                                                                                                                   --------------

FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc.                                                                                            2,200     $       32,824
                                                                                                                   --------------

GENERAL MERCHANDISE - 3.2%
Macy's, Inc.                                                                                             8,250     $      266,640
                                                                                                                   --------------

INSURANCE - 13.6%
Allstate Corp.                                                                                           4,550     $      260,215
Conseco, Inc. (a)                                                                                       17,270            276,320
Genworth Financial, Inc., "A"                                                                           10,410            319,899
Travelers Cos., Inc.                                                                                     5,290            266,299
                                                                                                                   --------------
                                                                                                                   $    1,122,733
                                                                                                                   --------------
MAJOR BANKS - 12.0%
Bank of America Corp.                                                                                    6,506     $      327,057
Bank of New York Mellon Corp.                                                                            7,039            310,701
JPMorgan Chase & Co.                                                                                     6,380            292,332
PNC Financial Services Group, Inc.                                                                         910             61,971
                                                                                                                   --------------
                                                                                                                   $      992,061
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Omnicare, Inc.                                                                                             820     $       27,167
                                                                                                                   --------------

MEDICAL EQUIPMENT - 8.3%
Boston Scientific Corp. (a)                                                                             19,820     $      276,489
Cooper Cos., Inc.                                                                                        2,180            114,276
Covidien Ltd.                                                                                            2,417            100,306
Pall Corp.                                                                                               4,920            191,388
                                                                                                                   --------------
                                                                                                                   $      682,459
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 2.8%
Williams Cos., Inc.                                                                                      6,680     $      227,521
                                                                                                                   --------------

NETWORK & TELECOM - 2.5%
Nortel Networks Corp. (a)                                                                               12,138     $      206,103
                                                                                                                   --------------

OIL SERVICES - 2.8%
GlobalSantaFe Corp.                                                                                      1,595     $      121,252
Noble Corp.                                                                                              2,180            106,929
                                                                                                                   --------------
                                                                                                                   $      228,181
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.5%
Countrywide Financial Corp.                                                                              2,800     $       53,228
HSBC Holdings PLC                                                                                        2,610             48,287
New York Community Bancorp, Inc.                                                                         5,680            108,204
                                                                                                                   --------------
                                                                                                                   $      209,719
                                                                                                                   --------------
PHARMACEUTICALS - 4.7%
GlaxoSmithKline PLC, ADR                                                                                   400     $       21,280
Warner Chilcott Ltd., "A" (a)                                                                            5,490             97,557
Wyeth                                                                                                    6,020            268,191
                                                                                                                   --------------
                                                                                                                   $      387,028
                                                                                                                   --------------
PRINTING & PUBLISHING - 2.6%
New York Times Co., "A"                                                                                 10,900     $      215,384
                                                                                                                   --------------

SPECIALTY STORES - 0.5%
OfficeMax, Inc.                                                                                          1,200     $       41,124
                                                                                                                   --------------

TELEPHONE SERVICES - 4.0%
Verizon Communications, Inc.                                                                             7,375     $      326,565
                                                                                                                   --------------

TOBACCO - 1.4%
Altria Group, Inc.                                                                                       1,670     $      116,115
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 1.9%
DPL, Inc.                                                                                                1,630     $       42,804
Public Service Enterprise Group, Inc.                                                                    1,330            117,027
                                                                                                                   --------------
                                                                                                                   $      159,831
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $    8,030,574
                                                                                                                   --------------
SHORT TERM OBLIGATIONS - 2.0%
Abbey National North America LLC, 5.2%, due 10/01/07 (y)                                       $       162,000     $      162,000
                                                                                                                   --------------
  TOTAL INVESTMENTS                                                                                                $    8,192,574
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                      57,027
                                                                                                                   --------------
  NET ASSETS - 100.0%                                                                                              $    8,249,601
                                                                                                                   --------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR          American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SUNLIFE STRATEGIC VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $7,772,573
                                                              ==========
Gross unrealized appreciation                                 $  938,566
Gross unrealized depreciation                                   (518,565)
                                                              ----------
      Net unrealized appreciation (depreciation)              $  420,001
                                                              ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2007



                        Mid Cap Value Series

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

MFS/Sun Life Series Trust - Mid Cap Value Series

ISSUER                                                                                            SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.8%

ALCOHOLIC BEVERAGES - 0.3%
Molson Coors Brewing Co.                                                                                  840        $     83,717
                                                                                                                     ------------

AUTOMOTIVE - 1.3%
Autoliv, Inc.                                                                                           4,640        $    277,240
Goodyear Tire & Rubber Co. (a)                                                                          1,010              30,714
                                                                                                                     ------------
                                                                                                                     $    307,954
                                                                                                                     ------------
BIOTECHNOLOGY - 1.0%
Invitrogen Corp. (a)                                                                                    2,970        $    242,738
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 0.9%
E*TRADE Financial Corp. (a)                                                                             8,250        $    107,745
Legg Mason, Inc.                                                                                        1,420             119,692
                                                                                                                     ------------
                                                                                                                     $    227,437
                                                                                                                     ------------
BUSINESS SERVICES - 1.4%
Alliance Data Systems Corp. (a)                                                                           990        $     76,666
Fidelity National Information Services, Inc.                                                            5,900             261,783
                                                                                                                     ------------
                                                                                                                     $    338,449
                                                                                                                     ------------
CHEMICALS - 1.6%
PPG Industries, Inc.                                                                                    5,170        $    390,594
                                                                                                                     ------------

COMPUTER SOFTWARE - 2.4%
Compuware Corp. (a)                                                                                    20,250        $    162,405
McAfee, Inc. (a)                                                                                       12,230             426,460
                                                                                                                     ------------
                                                                                                                     $    588,865
                                                                                                                     ------------
CONSTRUCTION - 2.5%
D.R. Horton, Inc.                                                                                      13,840        $    177,290
Masco Corp.                                                                                            10,030             232,395
Sherwin-Williams Co.                                                                                    3,120             205,015
                                                                                                                     ------------
                                                                                                                     $    614,700
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.4%
Estee Lauder Cos., Inc., "A"                                                                            2,300        $     97,658
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 2.8%
Rockwell Automation, Inc.                                                                               4,850        $    337,124
W.W. Grainger, Inc.                                                                                     2,780             253,508
WESCO International, Inc. (a)                                                                           2,060              88,456
                                                                                                                     ------------
                                                                                                                     $    679,088
                                                                                                                     ------------
ELECTRONICS - 2.6%
Intersil Corp., "A"                                                                                     8,790        $    293,850
SanDisk Corp. (a)                                                                                       6,400             352,640
                                                                                                                     ------------
                                                                                                                     $    646,490
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.1%
Newfield Exploration Co. (a)                                                                            3,850        $    185,416
Tesoro Corp.                                                                                            1,620              74,552
                                                                                                                     ------------
                                                                                                                     $    259,968
                                                                                                                     ------------
ENERGY - INTEGRATED - 3.3%
Hess Corp.                                                                                             12,020        $    799,691
                                                                                                                     ------------

FOOD & BEVERAGES - 1.7%
Pepsi Bottling Group, Inc.                                                                             11,190        $    415,932
                                                                                                                     ------------

FOOD & DRUG STORES - 1.7%
Kroger Co.                                                                                             14,990        $    427,515
                                                                                                                     ------------

FURNITURE & APPLIANCES - 0.7%
Tupperware Brands Corp.                                                                                 5,350        $    168,472
                                                                                                                     ------------

GAMING & LODGING - 1.8%
Pinnacle Entertainment, Inc. (a)                                                                        4,740        $    129,070
Royal Caribbean Cruises Ltd.                                                                            7,890             307,947
                                                                                                                     ------------
                                                                                                                     $    437,017
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.8%
Family Dollar Stores, Inc.                                                                             12,660        $    336,250
Macy's, Inc.                                                                                            3,540             114,413
                                                                                                                     ------------
                                                                                                                     $    450,663
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
CIGNA Corp.                                                                                             4,910        $    261,654
Coventry Health Care, Inc. (a)                                                                          1,050              65,321
                                                                                                                     ------------
                                                                                                                     $    326,975
                                                                                                                     ------------
INSURANCE - 12.0%
Ace Ltd.                                                                                                2,750        $    166,568
Allied World Assurance Co. Holdings Ltd.                                                                3,210             166,631
Aspen Insurance Holdings Ltd.                                                                          10,280             286,915
Endurance Specialty Holdings Ltd.                                                                      10,400             432,120
Genworth Financial, Inc., "A"                                                                          18,770             576,802
IPC Holdings Ltd.                                                                                       1,890              54,527
Max Capital Group Ltd.                                                                                  1,790              50,192
Mercury General Corp.                                                                                     430              23,190
MGIC Investment Corp.                                                                                   5,220             168,658
PartnerRe Ltd.                                                                                          5,020             396,530
Protective Life Corp.                                                                                   2,480             105,251
RenaissanceRe Holdings Ltd.                                                                             1,170              76,530
W.R. Berkley Corp.                                                                                      5,300             157,039
XL Capital Ltd., "A"                                                                                    2,020             159,984
Zenith National Insurance Corp.                                                                         2,720             122,101
                                                                                                                     ------------
                                                                                                                     $  2,943,038
                                                                                                                     ------------
LEISURE & TOYS - 0.8%
Hasbro, Inc.                                                                                            6,860        $    191,257
                                                                                                                     ------------

MACHINERY & TOOLS - 7.9%
Commercial Metals Co.                                                                                   6,610        $    209,207
Cummins, Inc.                                                                                           3,120             399,017
Eaton Corp.                                                                                             7,600             752,704
Timken Co.                                                                                             15,510             576,197
                                                                                                                     ------------
                                                                                                                     $  1,937,125
                                                                                                                     ------------
MAJOR BANKS - 2.3%
Bank of New York Mellon Corp.                                                                           8,300        $    366,362
PNC Financial Services Group, Inc.                                                                      3,090             210,429
                                                                                                                     ------------
                                                                                                                     $    576,791
                                                                                                                     ------------
MEDICAL EQUIPMENT - 1.8%
Advanced Medical Optics, Inc. (a)                                                                       1,570        $     48,026
Cooper Cos., Inc.                                                                                       7,390             387,384
                                                                                                                     ------------
                                                                                                                     $    435,410
                                                                                                                     ------------
METALS & MINING - 1.9%
Freeport-McMoRan Copper & Gold, Inc.                                                                    4,510        $    473,054
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 0.8%
Questar Corp.                                                                                           3,760        $    197,513
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 2.8%
El Paso Corp.                                                                                           6,570        $    111,493
Williams Cos., Inc.                                                                                    16,610             565,737
                                                                                                                     ------------
                                                                                                                     $    677,230
                                                                                                                     ------------
NETWORK & TELECOM - 0.2%
InterDigital, Inc. (a)                                                                                  2,750        $     57,145
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 5.8%
AmeriCredit Corp. (a)                                                                                   5,180        $     91,064
BankUnited Financial Corp., "A"                                                                         4,870              75,680
CIT Group, Inc.                                                                                         2,360              94,872
Countrywide Financial Corp.                                                                             5,910             112,349
Marshall & Ilsley Corp.                                                                                 5,710             249,927
New York Community Bancorp, Inc.                                                                       20,750             395,288
Northern Trust Corp.                                                                                    2,290             151,758
Zions Bancorporation                                                                                    3,470             238,285
                                                                                                                     ------------
                                                                                                                     $  1,409,223
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
Western Digital Corp. (a)                                                                              11,590        $    293,459
                                                                                                                     ------------

PHARMACEUTICALS - 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)                                                                 4,930        $    152,879
                                                                                                                     ------------

POLLUTION CONTROL - 0.5%
Allied Waste Industries, Inc. (a)                                                                      10,320        $    131,580
                                                                                                                     ------------

PRINTING & PUBLISHING - 0.9%
Lee Enterprises, Inc.                                                                                   2,840        $     44,219
Washington Post Co., "B"                                                                                  210             168,588
                                                                                                                     ------------
                                                                                                                     $    212,807
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.2%
Norfolk Southern Corp.                                                                                  5,550        $    288,101
                                                                                                                     ------------

REAL ESTATE - 6.8%
BRE Properties, Inc., REIT                                                                              2,640        $    147,655
CBL & Associates Properties, Inc., REIT                                                                 5,240             183,662
Equity Residential, REIT                                                                               12,550             531,618
Host Hotels & Resorts, Inc., REIT                                                                      13,820             310,121
Macerich Co., REIT                                                                                      1,240             108,599
Mack-Cali Realty Corp., REIT T                                                                          4,790             196,869
Maguire Properties, Inc., REIT                                                                          2,870              74,132
Taubman Centers, Inc., REIT                                                                             2,090             114,428
                                                                                                                     ------------
                                                                                                                     $  1,667,084
                                                                                                                     ------------
RESTAURANTS - 0.8%
Brinker International, Inc.                                                                             7,330        $    201,135
                                                                                                                     ------------

SPECIALTY CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                                                                          1,560        $    152,506
Albemarle Corp.                                                                                         4,690             207,298
                                                                                                                     ------------
                                                                                                                     $    359,804
                                                                                                                     ------------
SPECIALTY STORES - 1.0%
Aeropostale, Inc. (a)                                                                                   7,905        $    150,669
OfficeMax, Inc.                                                                                         1,120              38,382
RadioShack Corp.                                                                                        2,570              53,096
                                                                                                                     ------------
                                                                                                                     $    242,147
                                                                                                                     ------------
TELEPHONE SERVICES - 3.4%
Embarq Corp.                                                                                            8,990        $    499,844
Qwest Communications International, Inc. (a)                                                           35,440             324,630
                                                                                                                     ------------
                                                                                                                     $    824,474
                                                                                                                     ------------
TOBACCO - 2.5%
Loews Corp.                                                                                             5,930        $    487,624
Reynolds American, Inc.                                                                                 1,970             125,272
                                                                                                                     ------------
                                                                                                                     $    612,896
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 11.5%
CMS Energy Corp.                                                                                        6,700        $    112,694
Constellation Energy Group, Inc.                                                                        7,260             622,835
Edison International                                                                                    1,140              63,213
FPL Group, Inc.                                                                                         2,310             140,633
Mirant Corp. (a)                                                                                        4,830             196,484
Northeast Utilities                                                                                     6,350             181,420
NRG Energy, Inc. (a)                                                                                   12,450             526,511
Pepco Holdings, Inc.                                                                                   16,240             439,779
PG&E Corp.                                                                                             10,890             520,542
                                                                                                                     ------------
                                                                                                                     $  2,804,111
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $ 24,192,186
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.2%
Abbey National North America LLC, 5.2%, due 10/01/07 (y)                                         $    293,000        $    293,000
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $ 24,485,186
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.0%                                                                                      (9,577)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $ 24,475,609
                                                                                                                     ------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT         Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 9/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $21,875,392
                                                                 ===========
Gross unrealized appreciation                                    $ 3,805,971
Gross unrealized depreciation                                     (1,196,177)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $ 2,609,794
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.